                      IMMEDIATE VARIABLE ANNUITY CONTRACT
                            VARIABLE ANNUITY ACCOUNT

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")

                            400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                           Telephone: 1-800-362-3141
                          http://www.minnesotalife.com

This Prospectus describes an individual, immediate variable annuity contract (the "contract") offered by Minnesota Life Insurance Company. It may be used in connection with all types of personal retirement plans.

Your contract values are invested in the Variable Annuity Account, a separate account of Minnesota Life. The Variable Annuity Account for this contract invests in shares of the Index 500 Portfolio of the Advantus Series Fund, Inc. The value of the contract and the amount of each variable annuity payment will vary in accordance with the performance of the Index 500 Portfolio, except as payments are guaranteed in amount by Minnesota Life. The contract lets you make additional purchase payments and withdrawals during part of the time you are receiving annuity payments.

This Prospectus includes information you should know before purchasing a contract. You should read and keep it for future reference. A Statement of Additional Information, bearing the same date, which contains further information, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling 1-800-362-3141, or by writing to us at 400 Robert Street North, St. Paul, Minnesota 55101-2098. Its table of contents may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

           THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO A CURRENT
                  PROSPECTUS OF THE ADVANTUS SERIES FUND, INC.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
      EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY
OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                    OFFENSE.

  THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

The date of this document and the Statement of Additional Information is April 30, 2004.
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           THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION
           IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

            TABLE OF CONTENTS

                                                                                    PAGE
                                                                                    ----
                      SPECIAL TERMS AND HOW TO CONTACT US                              1
                      QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACT        4
                      EXPENSE TABLE                                                    7
                      CONDENSED FINANCIAL INFORMATION                                 10
                      GENERAL DESCRIPTIONS                                            10
                            Minnesota Life Insurance Company                          10
                            Separate Account                                          10
                            Advantus Series Fund, Inc.                                11
                            Additions, Deletions or Substitutions                     11
                      CONTRACT CHARGES                                                12
                            Sales Charges                                             13
                            Risk Charge                                               14
                            Mortality and Expense Risk Charges                        14
                            Administration Charge                                     15
                      DESCRIPTION OF THE CONTRACTS                                    15
                            General Provisions                                        15
                            Annuity Payments and Options                              17
                            Death Benefits                                            20
                            Purchase Payments and Value of the Contract               21
                            Redemptions                                               23
                      VOTING RIGHTS                                                   27
                      FEDERAL TAX STATUS                                              27
                      PERFORMANCE DATA                                                34
                      STATEMENT OF ADDITIONAL INFORMATION                             35
                      APPENDIX A -- TAXATION OF QUALIFIED PLANS                      A-1
                      APPENDIX B -- COMPUTATION AND EXAMPLES OF WITHDRAWALS          B-1
                      APPENDIX C -- IMMEDIATE VARIABLE ANNUITY ILLUSTRATION          C-1

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SPECIAL TERMS AND HOW TO CONTACT US

As used in this Prospectus, the following terms have the indicated meanings:

AGE:  the age of a person at nearest birthday.

ANNUITANT: the person named on page one of the contract who may receive lifetime benefits under the contract. Except in the event of the death of either annuitant prior to the annuity payment commencement date, joint annuitants will be considered a single entity.

ANNUITY PAYMENT COMMENCEMENT DATE: the first annuity payment date as specified on page one of the contract.

ANNUITY PAYMENT DATE: each day indicated by the annuity payment commencement date and the annuity payment frequency for an annuity payment to be determined. This is shown on page one of the contract.

ANNUITY PAYMENTS: payments made at regular intervals to the annuitant or any other payee. The annuity payments will increase or decrease in amount. The changes will reflect the investment experience of the sub-account of the separate account.

ANNUITY UNIT:  the standard of value for the variable annuity payment amount.

BENEFICIARY: the person, persons or entity designated to receive death benefits payable in the event of the annuitant's death.

CASH VALUE: the dollar amount available for withdrawal under the contract at any time. A cash value exists only as long as both the number of cash value units and the applicable factor from the cash value factor table shown in the contract are greater than zero.

CASH VALUE PERIOD: the time during which there is a cash value under the contract. The cash value period begins on the annuity commencement date and ends on the cash value end date shown on page one of the contract.

CASH VALUE UNIT: the measure of your interest in the Separate Account that is available for withdrawal during the cash value period.

CODE:  the Internal Revenue Code of 1986, as amended.

CONTRACT DATE:  the effective date of a contract.

FUND: Advantus Series Fund, Inc. or any mutual fund or separate investment portfolio within a series mutual fund which is designated as an eligible investment for the Separate Account.

GENERAL ACCOUNT: all of our assets other than those in the Separate Account or in other separate accounts established by us.

GUARANTEED MINIMUM ANNUITY PAYMENT AMOUNT: the amount which is guaranteed as the minimum annuity payment amount. This amount is payable regardless of the performance of the Sub-Account. Purchase payments and cash value withdrawals will change the guaranteed minimum annuity payment amount.

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JOINT OWNER:  the person designated to share equally in the rights and privileges provided to the owner of this contract. Only you and your spouse may be named as a joint owner in those states where we offer joint contracts.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan which provide benefits using these contracts.

PURCHASE PAYMENT DATE: the date we receive a purchase payment in our home office.

PURCHASE PAYMENTS:  amounts paid to us as consideration for the contract.

SEPARATE ACCOUNT: a separate investment account entitled Variable Annuity Account. The assets of the Separate Account are ours. Those assets are not subject to claims arising out of any other business which we may conduct. The Separate Account is composed of a number of sub-accounts.

SURRENDER VALUE: the surrender value of the contract shall be the total annuity value as of the date of surrender plus the amounts deducted from purchase payments. These include deductions for sales charges, risk charges and state premium taxes where applicable.

TOTAL ANNUITY VALUE: the total annuity value represents your total interest in the Separate Account.

VALUATION DATE:  any date on which a Fund is valued.

VALUATION PERIOD: the period between successive valuation dates measured from the time of one determination to the next.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the Fund.

WE, OUR, US:  Minnesota Life Insurance Company.

WRITTEN REQUEST: a request in writing signed by you. In the case of joint owners, the signatures of both owners will be required to complete a written request. In some cases, we may provide a form for your use. We may also require that the contract be sent to us along with your written request.

YOU, YOUR: the owner of this contract. The owner may be the annuitant or someone else. The owner is named in the application.

1940 ACT: the Investment Company Act of 1940, as amended, or any similar successor federal legislation.

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HOW TO CONTACT US

At Minnesota Life, we make it easy for you to find information on your annuity. Here's how you can get the answers you need.

ON THE INTERNET

Visit our Online Service Center 24 hours a day, 7 days a week at www.minnesotalife.com. Our Online Service Center offers access to:

    -  Account values

    -  Variable Investment Performance

    -  Interest rates (when applicable)

    -  Service forms

    -  Beneficiary information

    - Transactions to transfer among investment options or change your allocation percentage.

    -  Contribution and transaction history

MINNESOTA LIFE'S ANNUITY SERVICE LINE

- Call 1-800-362-3141 and select Option 1 for our secure automated telephone access. The Automated Service line provides around-the-clock access to:

    -  Account Values

    -  Unit Values

    -  Interest Rates

- Call our Service Line at 1-800-362-3141 to speak with one of our customer service representatives. They're available Monday through Friday from 7:30 a.m. to 4:30 p.m. Central Time.

BY MAIL

-  For contributions sent by regular mail:

   Minnesota Life
   Annuity Services
   P.O. Box 64628
   St. Paul, MN 55164-0628

- All other service requests, inquiries and overnight express mail should be sent to:

   Annuity Services A3-9999
   400 Robert Street North
   St. Paul, MN 55101-2098

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QUESTIONS AND ANSWERS ABOUT
THE VARIABLE ANNUITY CONTRACT

WHAT IS AN ANNUITY?

An annuity is a series of payments for the life of a person or for the joint lifetimes of the annuitant and another person and thereafter during the lifetime of the survivor. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary during the payment period in accordance with the investment experience of a separate account of an insurance company is called a variable annuity.

WHAT IS AN IMMEDIATE ANNUITY?

An immediate annuity provides for annuity payments beginning within a relatively short period after contract issue. This type of annuity is distinguished from a deferred annuity where contract values may be left with an insurance company or separate account for some years before annuity payments begin. In some states this period is shortened so that the contract may be considered to be an immediate annuity within that state.

WHAT IS THE CONTRACT OFFERED BY THIS PROSPECTUS?

The contract is an immediate, variable annuity contract with scheduled annuity payments. Annuity payments may be received on a monthly, quarterly, semi-annual or annual basis. These payments may begin immediately and must begin on a date within 12 months after the issue date of the contract. Purchase payments are allocated to the Separate Account. In the Separate Account, your purchase payments are put into a Sub-Account which invests only in the Index 500 Portfolio of the Fund.

IS THERE A GUARANTEED MINIMUM ANNUITY PAYMENT AMOUNT?

Yes. You will receive at least the guaranteed minimum annuity payment amount shown in your contract. Each variable annuity payment will vary upwards or downwards in accordance with the performance of the Sub-Account. However, if Sub-Account performance produces a payment that would be less than the guaranteed minimum annuity payment amount, you will get the guaranteed amount instead. At each annuity payment date, we will pay the annuitant or annuitants the greater of:

    - the annuity payment amount determined by multiplying the number of annuity units times the annuity unit value, or

    - the guaranteed minimum annuity payment amount currently in force for the contract.

We guarantee that variable annuity payments will always be at least 85% of the initial variable annuity payment amount. We determine this amount when we issue your contract. It is shown on page one of the contract. If an additional

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purchase payment is made, we guarantee that variable annuity payments will always be at least 85% of the annuity amount attributable to that additional purchase payment, plus the amount already guaranteed. If you withdraw cash value amounts, the guaranteed annuity payment amount will be reduced by the same proportion that the withdrawal reduces the number of annuity units.

IS THE AMOUNT OF THE CASH VALUE OF THE CONTRACT GUARANTEED?

No. The cash value of the contract decreases as annuity payments are made. It will also increase or decrease based upon the performance of the Sub-Account of the Separate Account. This is reflected in the annuity unit value. We do not guarantee the performance of any Sub-Account, nor do we guarantee the annuity unit value, which may fall to zero. The performance of the Sub-Account will not affect the duration of the cash value period.

ARE THERE LIMITATIONS ON PURCHASE PAYMENTS?

Yes. A purchase payment in an amount of at least $10,000 is required in order for us to issue the contract. Contracts will not be issued for less than that amount.

After we issue the contract, you may make additional purchase payments. This right extends only until the end of the cash value period of the contract. This period is shown on page one of the contract. You may make more purchase payments only while the annuitant or joint annuitant is alive. Additional purchase payments must be in an amount of at least $5,000. We will waive this contract limitation for amounts which are received after the contract effective date as part of an integrated rollover or Section 1035 transaction.

Whenever an additional purchase payment is made under a contract during the cash value period, the amount of that additional payment will be added to the remaining investment in the contract and a new exclusion amount will be calculated for the contract based on the then current IRS defined life expectancy of the annuitant or annuitants.

WE RESERVE THE RIGHT TO SUSPEND THE SALE OF THESE CONTRACTS AND TO TERMINATE YOUR ABILITY TO MAKE ADDITIONAL PURCHASE PAYMENTS INTO THE CONTRACT.

Total purchase payments may not exceed $1,000,000 except with our prior consent. Currently, we are accepting purchase payments of up to $5,000,000 without requiring special advance consent.

WHAT INVESTMENT OPTIONS ARE AVAILABLE FOR THE SEPARATE ACCOUNT?

Purchase payments are allocated to the Sub-Account which invests in shares of the Index 500 Portfolio of the Fund (the "Portfolio").

There is no assurance that the Portfolio will meet its objectives. Additional information concerning the investment objectives and policies of the Portfolio can be found in the current prospectus for the Fund, which is attached to this Prospectus. You should carefully read the Fund prospectus before purchasing the contract.

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WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACTS?

There are charges which reduce purchase payments and charges made directly to the assets held in the Separate Account.

A deduction for a sales charge and a risk charge is made from purchase payments. The sales charge is up to 4.5% of purchase payments.

The risk charge, for guaranteeing the minimum annuity payment amount, may be as much as 2% of each purchase payment. Currently, this charge is made at the per annum rate of 1.25% of purchase payments.

We deduct a daily charge of .80% of the net asset value of the Separate Account on an annual basis for our mortality and expense risk guarantees. We reserve the right to increase this charge to 1.40% on an annual rate.

We deduct an administrative charge from the net asset value of the Separate Account in the amount of .15% computed daily, on an annual basis. We reserve the right to increase this charge to .40%.

Deductions for any applicable premium taxes may also be made from purchase payments (currently such taxes range from 0.0% to 3.5%) depending upon applicable law.

The Portfolio pays advisory and other expenses. Total advisory and other expenses of the Portfolio are .45% of average daily net assets of the Portfolio on an annual basis.

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The following expense table will illustrate these expenses to assist you in understanding the contract's changes.

EXPENSE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract. State premium taxes may also be deducted.

INDIVIDUAL, IMMEDIATE VARIABLE ANNUITY CONTRACT

CONTRACT OWNER TRANSACTION EXPENSES

         CUMULATIVE TOTAL                      SALES CHARGE AS A PERCENTAGE
         PURCHASE PAYMENTS                         OF PURCHASE PAYMENTS
-----------------------------------            ----------------------------
   $             0 to 499,999.99                         4.500%
           500,000 to 749,999.99                         4.125
         750,000 to 1,000,000.00                         3.750
    1,000,000.01 to 1,499,999.99                         3.375
       1,500,000 to 1,999,999.99                         3.000
       2,000,000 to 2,499,999.99                         2.625
       2,500,000 to 2,999,999.99                         2.250
       3,000,000 to 3,999,999.99                         1.875
       4,000,000 to 5,000,000.00                         1.500

                                                         4.50%
   Maximum Risk Charge                                   1.25%
                                                          ------
Total Contract Expenses                                  5.75%
  (assuming maximum sales charge)

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE  OF AVERAGE ACCOUNT VALUE)

                                                                     MAXIMUM
                                                       CURRENT       POSSIBLE
                                                        CHARGE        CHARGE
                                                       --------      --------
Mortality and Expense Risk Fees*                         0.80%         1.40%
Administrative Charge*                                   0.15%         0.40%
                                                        ------        ------
Total Separate Account Annual Expenses                   0.95%         1.80%

The next item shows the total operating expenses charged by the Index 500 Portfolio that you may pay periodically during the time that you own the contract. More detail concerning Index 500 Portfolio's fees and expenses is contained in the prospectus for the Advantus Series Funds, Inc.

ADVANTUS SERIES FUND, INC. INDEX 500 PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees                                          0.13%
Distribution Fees                                        0.25%
Other Expenses                                           0.07%
                                                        ------
Total Index 500 Portfolio Annual Expenses                0.45%
                                                        ======

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EXAMPLES:

Whether or not you surrender your contract at the end of the applicable time period:

                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                             --------   --------   --------   --------
You would pay the following expenses on a      $709       $993      $1,297     $2,158
  $10,000 investment as of the end of the
  period indicated, assuming a 5% annual
  return on assets and application of
  current charges:

                                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                            --------   --------   --------   --------
You would pay the following expenses on a     $863      $1,308     $1,777     $3,067
  $10,000 investment as of the end of the
  period indicated, assuming a 5% annual
  return on assets and application of the
  maximum possible charges*:

*Under the terms of the contract, total mortality and expense risk fees may be increased to as much as 1.40% (provided any necessary regulatory approvals are obtained) and the administrative charge may be increased to as much as .40%.

These figures are based on the assumption that the contract will accumulate in value prior to the annuity payment commencement date at a 5% annual return on assets for one, three, five and ten years, respectively. The maximum period allowable between the issuance of a contract and the commencement of annuity payments is one year.

The tables shown above are to assist a contract owner in understanding the costs and expenses that a contract will bear directly or indirectly. For more information on contract costs and expenses, see the Prospectus heading "Contract Charges" and the information immediately following. The table does not reflect deductions for any applicable premium taxes which may be made from each purchase payment depending upon applicable law.

The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CAN YOU SURRENDER THE CONTRACT?

Yes. Before annuity payments begin, you can surrender the contract for its surrender value. The surrender value is its total annuity value plus the amounts deducted from your purchase payments for sales charges, risk charges and state premium taxes where applicable.

CAN YOU MAKE WITHDRAWALS FROM THE CONTRACT?

Yes. During the cash value period, you can make withdrawals of the cash value from the contract, pursuant to your written request. Each withdrawal must be in an amount of at least $500 or, if the cash value of the contract is less than that amount, all of the total remaining cash value in the contract must be withdrawn. Withdrawals are not allowed during the period before annuity payments begin.

A withdrawal of all or a portion of the cash value of the contract, subject to the dollar limitations described above, may be made during the "cash value period" of the contract. The amount of the cash value depends upon the number of cash

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value units in the contract. The number of cash value units and the cash value period are shown on page one of each contract. If you make later purchase payments or withdrawals we will give you a new page one.

When a withdrawal is made during the cash value period, the amount of the annuity payment to be received by the annuitant after the withdrawal will be recalculated. The guaranteed minimum annuity payment amount will be redetermined as well. Each will be adjusted downward to reflect the withdrawal of cash value.

When a withdrawal is taken, an amount equal to the lesser of (i) the amount withdrawn or (ii) the net gain received from the contract will be taxable as ordinary income for that year. Net gain, for this purpose, is the total annuity value prior to the withdrawal less the investment in the contract. The balance of the amount withdrawn will be considered a return of the investment in the contract, and not as taxable income. Any portion of the withdrawal that is not taxable as ordinary income will be deducted from the investment in the contract and a new exclusion amount will be calculated for the contract.

DO YOU HAVE A RIGHT TO CANCEL THE CONTRACT?

Yes. You may cancel the contract any time within ten days of your receipt of the contract by returning it to us or your agent. In some states, the free look period may be longer than ten days. For example, California's free look period is thirty days. These rights are subject to change and may vary among the states.

WHAT ANNUITY OPTIONS ARE AVAILABLE?

You may select one of two variable annuity options. One provides for lifetime variable annuity payments based on the life of a single annuitant, the other provides for the lifetime variable annuity payments based upon the combined lives of joint annuitants.

WHAT HAPPENS IF THE ANNUITANT DIES?

If the annuitant, or one of the named joint annuitants dies before annuity payments begin, we will pay a death benefit to you or the named beneficiary. This death benefit will be the sum of the contract's total annuity value plus the amounts deducted from the contract's purchase payments for sales charges, risk charges and state premium taxes, where applicable.

If the annuitant dies after annuity payments have begun, or after the second death in the case of joint annuitants, we will pay a death benefit. It will be equal to the cash value, if any, of the contract as of the date of the annuitant's death.

WHAT VOTING RIGHTS DO YOU HAVE?

Contract owners and annuitants will be able to direct us as to how to vote shares of the Portfolio held for their contracts in the Sub-Account of the Separate Account.

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(SIDEBAR)
We are a life insurance company.
The Variable Annuity Account is one of our separate accounts.
Contract values are invested in a single Portfolio.
(END SIDEBAR)

CONDENSED FINANCIAL INFORMATION

The financial statements of Variable Annuity Account and the consolidated financial statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information. No condensed financial information is presented as the variable annuity contract described in this Prospectus has no accumulation units or associated information.

GENERAL DESCRIPTIONS

A. MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: 1-800-362-3141, internet address: www.minnesotalife.com. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

B. SEPARATE ACCOUNT

We established the Variable Annuity Account on September 10, 1984. The Separate Account is registered as a "unit investment trust" with the SEC under the 1940 Act, but such registration does not signify that the SEC supervises the management, or the investment practices or policies, of the Separate Account.

The assets of the Separate Account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the Separate Account is entirely independent of both the investment performance of our General Account and of any of our other separate accounts. All obligations under the contracts are general corporate obligations of Minnesota Life.

The Separate Account is composed of a number of Sub-Accounts. The Separate Account has one Sub-Account available for your purchase payments to the contract. That Sub-Account invests in the Index 500 Portfolio.

(SIDEBAR)
Contract values are invested in a single Portfolio. We may change the Portfolios offered under the contract.
(END SIDEBAR)

C. ADVANTUS SERIES FUND, INC.

Advantus Series Fund, Inc. (the "Fund"), is a mutual fund advised by Advantus Capital Management, Inc. ("Advantus Capital"). The Fund issues its shares only to us and our separate accounts and to separate accounts of insurance companies affiliated with us.

Advantus Capital is a wholly-owned subsidiary of Securian Financial Group, Inc.

The only Portfolio of the Fund which is available for investment by the contract is the Index 500 Portfolio.

A prospectus for the Fund is attached to this Prospectus. You should carefully read the Fund's prospectus before investing in the contract.

D. ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the Sub-Accounts of the Separate Account. If investment in a Fund should no longer be possible or if we determine it becomes inappropriate for contracts of this class, we may substitute another Fund for a sub-account. Substitution may be with respect to existing total annuity values and cash values, future purchase payments and future annuity payments.

We reserve the right to transfer assets of the separate account to another separate account.

We may also establish additional Sub-Accounts in the Separate Account and we reserve the right to add, combine or remove any Sub-Accounts of the Separate Account. Each additional Sub-Account will purchase shares in a new portfolio or mutual fund. Such Sub-Accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining to eliminate one or more of the Sub-Accounts of the Separate Account. The addition of any investment option will be made available to existing contract owners on whatever basis we determine.

We also reserve the right, when permitted by law, to de-register the Separate Account under the 1940 Act, to restrict or eliminate any voting rights of the contract owners, and to combine the Separate Account with one or more of our other separate accounts.

The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Fund is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or (iii) participating qualified plans to invest in shares of the Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Fund shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

CONTRACT CHARGES

Under this contract, there are deductions for charges from purchase payments and other charges which are made directly to the Separate Account. Deductions from purchase payments are made for sales charges, risk charges and state premium taxes, where applicable. Deductions for the mortality risk charge, expense risk charge and the administrative charge are all deducted on each valuation date from the Separate Account.

In addition to the charges which are applied under the contract, there are also charges associated with the Index 500 Portfolio of the Fund. These charges, which are not guaranteed, cover the advisory and other expenses of the Index 500 Portfolio. Current total advisory and other expenses of the Portfolio are .45% of average daily net assets of the Portfolio on an annual basis. More information can be obtained in the prospectus for the Fund, which is attached to this Prospectus.

(SIDEBAR)
A sales charge of up to 4.5% may apply.
(END SIDEBAR)

A. SALES CHARGES

A sales charge is deducted from the purchase payments. The percentage amount of the deduction is as follows:

      CUMULATIVE TOTAL        SALES CHARGE AS A PERCENTAGE
     PURCHASE PAYMENTS            OF PURCHASE PAYMENTS
----------------------------  ----------------------------
$            0 to 499,999.99                   4.500%
       500,000 to 749,999.99                   4.125
     750,000 to 1,000,000.00                   3.750
1,000,000.01 to 1,499,999.99                   3.375
   1,500,000 to 1,999,999.99                   3.000
   2,000,000 to 2,499,999.99                   2.625
   2,500,000 to 2,999,999.99                   2.250
   3,000,000 to 3,999,999.99                   1.875
   4,000,000 to 5,000,000.00                   1.500

The applicable percentage will be based on the total cumulative purchase payments to the date of payment, including the new purchase payment. In addition, if you purchase multiple contracts at different times with the same ownership, purchase payments made under all contracts will be aggregated solely for the purpose of determining the sales charge applicable to those purchase payments made to later contracts.

These sales charges may be waived in whole or in part where sales expenses are not paid at the time of sale to registered representatives and broker-dealers responsible for the sale of the contracts or where the contract is sold in anticipation of reduced expenses in group or group-type situations. We will not eliminate or reduce a sales charge if that would be unfairly discriminatory to any person or class of persons.

The full amount of the sales charge for the Adjustable Income Annuity described in this Prospectus will be applied to purchase payments. However, certain sales charges on your old contract may be waived.

For certain variable annuity contracts issued by us prior to May 1, 2000, we will waive the sales charge on any portion of that existing contract's value applied to the purchase of an Adjustable Income Annuity.

For certain variable annuity contracts issued by us on or after May 1, 2000, we will waive the sales charge remaining on any portion of that existing contract's value applied to the purchase of an Adjustable Income Annuity according to the following schedule:

CUMULATIVE ACCUMULATION VALUE APPLIED TO
 PURCHASE AN ADJUSTABLE INCOME ANNUITY                 SALES CHARGE WAIVED
----------------------------------------       ------------------------------------
         $          0 to 499,999                       anytime after issue
            500,000 to 1,999,999                   2 years after issue or later
          2,000,000 to 5,000,000                   5 years after issue or later

(SIDEBAR)
The risk charge is 1.25%.
The mortality and expense risk charge is .80%.
(END SIDEBAR)

For persons who are current owners of our MOA Select and MOA Achiever variable annuity contracts, the value applied in the exchange will be the total purchase payments made to those contracts. For all other variable annuity contracts issued by us, the value applied in this exchange will be the accumulation value in those contracts.

B. RISK CHARGE

A risk charge is deducted from each purchase payment for our guarantee of the minimum annuity payment amount. The risk charge may be as much as 2% of each purchase payment. Currently, this charge is made at the rate of 1.25% of purchase payments made to the contract. This rate is not guaranteed for future purchase payments made under the contract and may change based upon our experience.

If this deduction proves to be insufficient to cover our actual costs of the risk assumed by us in providing a guaranteed minimum payment, then we will absorb the resulting losses. If these deductions prove to be more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us.

C. MORTALITY AND EXPENSE RISK CHARGES

We assume the mortality risk by our obligation to continue to make scheduled annuity payments, in accordance with the annuity rate tables and other provisions contained in the contract, to each annuitant regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the scheduled annuity payments received under the contract. Our actual mortality results will not adversely affect any payments or values.

We assume an expense risk by assuming that deductions in the contracts will be adequate to cover our actual expenses. Our actual expense results will not adversely affect any payments or values.

For assuming these risks, we currently make a deduction from the net asset value of the Separate Account at an annual rate of .80%. This is 0.55% for the mortality expense risk charge and 0.25% for the expense risk charge. We have the right to increase these charges. If these charges are increased to the maximum amount, then the total for the mortality risk and expense risk charges would be 1.40% on an annual basis.

If these deductions prove to be insufficient to cover our actual costs, then we will absorb the resulting losses. If these deductions prove to be more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit may be used to cover any distribution costs not recovered through the sales charge.

(SIDEBAR)
The administrative charge is .15%.
The contract is an immediate payment variable annuity. It may be used with a variety of retirement plans.
We issue the contract to you and you select the annuitant.
(END SIDEBAR)

D. ADMINISTRATION CHARGE

We perform all administrative services relative to the contract. These services include the review of applications for compliance with our issue rules, the preparation and issue of the contract, the receipt of purchase payments, forwarding amounts to the Fund for investment, the calculation of the guaranteed minimum annuity payment amount, the preparation and mailing of periodic reports and the performance of other services.

As consideration for providing these services, we currently make a deduction from the Separate Account at the annual rate of 0.15%. We reserve the right to increase this charge. If we do, the amount of this charge will not exceed 0.40%.

DESCRIPTION OF THE CONTRACTS

A. GENERAL PROVISIONS

1. Variable Annuity Contract

The contract is an individual, immediate, variable annuity contract issued by us. It provides for scheduled annuity payments on a monthly, quarterly, semi-annual or annual basis. These payments may begin immediately. They must begin on a date within 12 months after the issue date of the contract. Purchase payments received by us under a contract are allocated to the Separate Account. In the Separate Account, your purchase payments are put into a Sub-Account which are then invested in the Portfolio.

This type of contract may be used in connection with a pension or profit sharing plan under which plan contributions have been accumulating. It may be used in connection with a plan which has previously been funded with insurance or annuity contracts. It may also be purchased by individuals where the contract is not a part of any qualified plan. The contract provides for a variable annuity which is paid on the basis of a single or joint life annuity. The annuity option elected may not be changed.

2. Issuance of Contracts

The contracts are issued to you. The owner of the contract may be the annuitant or someone else. The contract may be owned by two persons jointly. In some states, we may not offer joint contracts.

3. Modification of the Contracts

A written agreement between you and us may modify a contract. However, no modification will adversely affect the rights of an annuitant under the contract unless it is made to comply with a law or government regulation. You will have the right to accept or reject a modification. You cannot reject a modification where the contract is used in a tax-qualified arrangement and the change is required to conform the contract with tax laws or regulations.

(SIDEBAR)
You cannot pay more than $1 million unless we consent to a larger purchase payment.
(END SIDEBAR)

4. Assignment

The annuitant, or the joint annuitants, can direct or assign the contract annuity payments so that they are paid to someone else. We will not be bound by any assignment until we have recorded a written request of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action before it was recorded. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

If the contract is part of a tax-qualified program (including employer-sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities), your or the annuitant's interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose. To the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

5. Limitations on Purchase Payments

Purchase payments must be made at our home office. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098. When we receive a purchase payment, we will send you a confirmation statement and an updated page one for the contract.

A purchase payment in an amount of at least $10,000 will be required in order for us to issue the contract. We will not issue a contract for less than that amount.

After the contract has been issued, you may make additional purchase payments. You can do this only during the cash value period of the contract as shown on page one. Additional purchase payments may be made only while the annuitant or joint annuitant, if any, is alive. Additional purchase payments must be in an amount of at least $5,000. We will waive this contract provision for amounts which are received after contract issue if it is part of an integrated rollover or Section 1035 transaction. When you make additional purchase payments, those purchase payments will result in a recalculation of your investment in the contract and a determination of a new exclusion amount. You may also wish to consult with your tax adviser.

WE RESERVE THE RIGHT TO SUSPEND THE SALE OF THESE CONTRACTS AND TO TERMINATE YOUR ABILITY TO MAKE ADDITIONAL PURCHASE PAYMENTS INTO THE CONTRACT.

You may not make total purchase payments which exceed the amount of $1,000,000 unless you have our prior consent. Currently, we are accepting purchase payments of up to $5,000,000 without requiring specific advance consent.

Some states will limit these contracts to a single purchase payment.

There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

(SIDEBAR)
We normally pay lump sum payments within 7 days, but may delay payments in certain circumstances.
The contract is non-participating.
(END SIDEBAR)

6. Deferment of Payment

Whenever we make any payment in a single sum, we will make it within seven days after the date such payment is called for by the terms of the contract, except as payment may be subject to postponement for:

    - any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Commission,

    - any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Fund or to fairly determine the value of the assets of the Fund,

    - or such other periods as the Commission may by order permit for the protection of the contract owners.

7. Participation

The contract is nonparticipating. Contracts issued before October 1, 1998 were participating.

No assurance can be given as to the amounts, if any, that will be distributable under participating contracts in the future. If any distribution of divisible surplus is made, it will take the form of the purchase of additional annuity units.

B. ANNUITY PAYMENTS AND OPTIONS

1. Annuity Payments

Variable annuity payments are determined on the basis of

    - the mortality table specified in the contract, which reflects the age of the annuitant or the joint annuitants, and

    -  the investment performance of the Sub-Account.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units (and thus the amount of each scheduled annuity payment) will reflect investment gains and losses and investment income of the Portfolio. The amount of the annuity payment will increase or decrease from one annuity payment date to the next unless affected by the guaranteed minimum annuity payment amount.

2. Electing the Annuity Commencement Date

The contracts are issued as immediate annuities on the contract date. When you purchase a contract, you must indicate the annuity commencement date. It must be within 12 months from the contract date. Some jurisdictions may restrict this time limit to a shorter period.

(SIDEBAR)
Two annuity options are available. Each is payable only as a variable annuity. The amount of your first annuity payment depends on the age of the annuitant, the annuity option and the frequency of payments.
(END SIDEBAR)

An annuity payment may begin on any day of the month. Annuity payments may be received on a monthly, quarterly, semi-annual or annual basis.

Benefits under retirement plans that qualify for special tax treatment generally must commence no later than the April 1 following the year in which the participant reaches age 70 1/2 and are subject to other conditions and restrictions.

3. Annuity Options

The contracts provide for two lifetime annuity options, a life annuity or a joint and last survivor annuity. Each annuity payment option is available only as a variable annuity. No additional annuity options are provided or allowed under the contracts. The annuity option elected may not be changed.

The amount of the first scheduled payment depends on the annuity option elected, the age of the annuitant and the joint annuitant, if any, and the frequency of payments.

LIFE ANNUITY

This is a scheduled annuity payable during the lifetime of the annuitant. Annuity payments terminate with the last scheduled payment preceding the death of the annuitant if the annuitant's death occurs after the cash value period has expired. If the annuitant dies during the cash value period, the beneficiary will be paid a death benefit that permits the beneficiary to elect to continue receiving payments until the end of the cash value period or to withdraw some or all of the cash value amount. Annuity payment amounts payable as a death benefit will be reduced for any cash value withdrawals received by the beneficiary.

JOINT AND LAST SURVIVOR ANNUITY

This is a scheduled annuity payable during the joint lifetime of the annuitant and a designated joint annuitant. Payments continue during the remaining lifetime of the survivor. If the last surviving annuitant dies during the cash value period, the beneficiary will be paid a death benefit. The beneficiary may elect to continue receiving payments until the end of the cash value period or to withdraw some or all of the cash value. Annuity payment amounts payable as a death benefit will be reduced for any cash value withdrawals received by the beneficiary. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant.

4. Determination of Amount of Variable Annuity Payments

Unless annuity payments are based on the guaranteed minimum annuity payment amount, the dollar amount of each variable annuity payment is equal to:

    -  the number of annuity units in the contract, multiplied by

    -  the annuity unit value as of the due date of the payment.

A number of annuity units is credited at issuance of the contract based upon the initial annuity payment amount attributable to the initial purchase payment

(SIDEBAR)
Payments are guaranteed at 85% of your initial variable annuity payment amount. (END SIDEBAR)

received for the contract. The number of annuity units to be credited is determined by dividing the initial annuity payment amount by the annuity unit value as of the contract date. The number of annuity units remains unchanged except as adjusted for your additional purchase payments, cash value withdrawals or an annuitant's death.

The initial annuity payment amount is determined by applying the purchase payment, after deductions, to the appropriate annuity purchase rate per $1,000. Deductions from purchase payments may include premium taxes. Where applicable, these taxes currently range from 0% to 3.5%.

The initial annuity payment amount depends on the annuity form you elected and upon the adjusted age of the annuitant and the joint annuitant, if any. The initial annuity payment amount is also based upon annuity payment purchase rate tables which assume an interest rate of 4.5% per annum. The 4.5% interest rate will produce level annuity payments if the net investment performance remains constant at 4.5% per year. Subsequent payments will decrease, remain the same or increase depending upon whether the actual net investment performance is less than, equal to, or greater than 4.5%.

The amount of the first annuity payment after the initial purchase payment, or after an addition or withdrawal, may be different than the initial annuity payment amount used to determine the number of annuity units credited at the time of that transaction. The actual annuity payment amount on any due date is the number of annuity units multiplied by the annuity unit value on the due date of the payment. We will pay the guaranteed minimum annuity payment amount if that amount is greater. The annuity unit value recognizes the net sub-account performance between the date of a transaction and the date the annuity payment is calculated for payment.

5. Amount of Second and Subsequent Scheduled Annuity Payments

Unless annuity payments are the guaranteed minimum annuity payment amount, the dollar amount of the second and later variable annuity payments is equal to:

    - the number of annuity units determined for the Sub-Account, multiplied by

    - the annuity unit value as of the due date of the payment. This amount will increase or decrease from payment to payment.

6. The Guaranteed Minimum Annuity Payment Amount

You will receive at least the guaranteed minimum annuity payment amount specified in your contract. Each variable annuity payment will vary upwards or downwards in accordance with investment performance unless it would be less than the guaranteed minimum annuity payment amount. At each annuity payment date, we will pay the annuitant or annuitants the greater of:

    - the annuity payment amount determined by multiplying the number of annuity units multiplied by the annuity unit value, or

(SIDEBAR)
This immediate variable annuity has a death benefit during the cash value period.
(END SIDEBAR)

    - the guaranteed minimum annuity payment amount currently in force for the contract.

We guarantee that variable annuity payments will always be at least 85% of the initial variable annuity payment amount.

The guaranteed amount is determined on the contract issue date and shown on page one of the contract. If an additional purchase payment is made, we will guarantee that variable annuity payments will always be at least 85% of the annuity amount attributable to that additional purchase payment, plus the amount already guaranteed when you make that purchase payment. If you withdraw cash value amounts under the contract, it will reduce the guaranteed annuity payment amount by the same proportion that the withdrawal reduces the number of annuity units.

C. DEATH BENEFITS

The contracts provide that in the event of the death of the annuitant or a joint annuitant before the annuity payments begin, a death benefit will be paid to you or, if applicable, to your beneficiary. The death benefit will be paid when we receive due proof, satisfactory to us, of the death at our home office. The death benefit will be the sum of:

    -  the total annuity value of the contract, plus

    - the amounts deducted from your purchase payments for sales charges, risk charges and state premium taxes, where applicable.

Death proceeds will be paid in a single sum to the beneficiary designated to receive a lump sum benefit. Payment will be made within seven days after we receive due proof of death.

We will pay the cash value of the contract, if any, as a lump sum death benefit in the event of the death of the annuitant or the second joint annuitant after annuity payments have begun. We will pay the death benefit to the beneficiary. The beneficiary may elect to receive annuity payments during the remainder of the cash value period rather than a lump sum benefit. However, the number of annuity units will be set as a number equal to the number of cash value units as of the date of the annuitant's death. The annuity payments to the beneficiary will terminate at the end of the cash value period. Then, the guaranteed minimum annuity payment amount will be adjusted in proportion to any change in the number of annuity units. The new guaranteed minimum annuity payment amount will be equal to:

    - the guaranteed minimum annuity payment amount just prior to the annuitant's death, multiplied by

    -  the number of annuity units after the annuitant's death,

    -  divided by the number of annuity units prior to the annuitant's death.

(SIDEBAR)
Initial purchase payments are credited within 2 business days of our receipt of a complete application.
This immediate annuity allows you to make additional purchase payments.
(END SIDEBAR)

If the beneficiary elects to continue the annuity payments, the cash value will also continue on the beneficiary's behalf as part of the death benefit. This allows the beneficiary to withdraw any or all of the cash value available at any time during the remaining cash value period. As with cash value withdrawals while the annuitant is alive, cash value withdrawals by the beneficiary after the annuitant's death will reduce future annuity payments and the guaranteed minimum annuity payment amount. Except as noted below, the entire interest in the contract must be distributed within five years of an owner's death.

Death benefits payable after the annuitant's death must be distributed at least as rapidly as under the method elected by the annuitant or annuitants.

If you are not an annuitant and you die, or if any joint owner who is not an annuitant dies, a death benefit will be paid. This death benefit will be the same amount as the amount that would be paid on the death of the annuitant or joint annuitant. It will be paid out in the same manner, except that if death occurs before the annuity payments begin, the death benefit will be paid out within five years of the date of death. When we pay a death benefit on the death of the owner, no other contract benefits are then payable.

You can file a written request with us to change the beneficiary. It will not be effective until it is recorded in our home office records. After it has been recorded, it will take effect as of the date you signed the request. However, if a death occurs before the request has been recorded, the request will not be effective as to any death proceeds we have paid before the request was recorded in our home office. If a beneficiary dies, that beneficiary's interest in a contract ends with his or her death. Only those beneficiaries who survive will be eligible to share in the amount payable to the beneficiary at the annuitant's death. If there is no surviving beneficiary upon the death of the annuitant, any remaining value of death benefit payable to the beneficiary will be paid to the annuitant's estate.

D. PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

1. Crediting Annuity and Cash Value Units

You must complete an application and send it to our home office. We will review each application form submitted to us for compliance with our issue criteria and, if it is accepted, we will issue a contract. The initial purchase payment for the contract must be an amount of at least $10,000.

If we receive money and an incomplete application, that purchase payment will not be credited until the valuation date coincident with or next following the date a completed application is received and accepted. We will offer to return the initial purchase payment with an incomplete application if it appears that the application cannot be completed within five business days.

Purchase payments are credited to the contract in the form of annuity units and cash value units. Each purchase payment is credited on the valuation date coincident with or next following the date such purchase payment is received by us at our home office, except for the initial purchase payment. The number of annuity and cash value units credited with respect to each purchase payment is determined by:

    - dividing the initial annuity payment amount attributable to the purchase payment by

    - the then current annuity unit value for the Sub-Account on the date the purchase payment is credited.

The net amount of each purchase payment, after deductions, will be applied to purchase an additional initial annuity payment amount at least as great as that determined by using the guaranteed annuity payment purchase rate table for new purchase payments included in the contract. When a purchase payment is made, if we are using a more favorable table of annuity payment purchase rates for new purchase payments, we will use that table instead.

The number of annuity and cash value units determined shall not be changed by any subsequent change in the value of a unit, but the value of a unit will vary from valuation date to valuation date to reflect the investment experience of the Sub-Account.

We will determine the value of annuity units on each day on which the Portfolio of the Fund is valued.

Cash value units will be credited for each purchase payment in a number equal to the number of annuity units credited for each respective purchase payment.

2. Total Annuity Value of the Contract

The total annuity value of the contract at any time is the present value of the future annuity payments expected to be made under the contract. The total annuity value represents your total interest in the Separate Account.

When the annuitant is alive, the total annuity value is equal to:

    - the sum of the number of cash value units, multiplied by the annuity unit value,

    - multiplied by the appropriate factor from the total annuity value factor table(s) included in the contract,

    - plus the number of annuity units in excess of the number of cash value units,

    -  multiplied by the annuity unit value,

    - multiplied by the appropriate factor from the total annuity value factor table(s) included in the contract.

After the annuitant's death, if the beneficiary elects to continue annuity payments for the remainder of the cash value period, the total annuity value will be equal to the cash value at all times during the cash value period.

(SIDEBAR)
The contract may be surrendered before annuity payments begin.
This immediate annuity allows cash withdrawals during the cash value period. (END SIDEBAR)

3. Value of the Annuity Unit

The value of an annuity unit for the Sub-Account is determined on each valuation date by using the product of:

    -  the value of an annuity unit on the preceding valuation date,

    - the net investment factor for the Sub-Account for the valuation period ending on the current valuation date, and

    - a daily factor (.999879) which adjusts the value for the effect in the valuation period of the 4.5% annual assumed interest rate that has already been built into each contract's total annuity value, cash value and annuity payment calculations.

4. Net Investment Factor for Each Valuation Period

The net investment factor is an index used to measure the investment performance of a Sub-Account from one valuation period to the next. For the Sub-Account, the net investment factor for a valuation period is the gross investment rate for the valuation period, less a deduction for the mortality and expense risk charges and the administrative charge at the current rate of 0.95% per annum.

The gross investment rate is equal to:

    - the net asset value of a Portfolio share determined at the end of the current valuation period, plus

    - the per share amount of any dividend or capital gain distribution by the Portfolio, if the "ex-dividend" date occurs during the current valuation period, divided by

    - the net asset value of a Portfolio share determined at the end of the preceding valuation period. The gross investment rate may be positive or negative.

E. REDEMPTIONS

1. Withdrawals and Surrender

Withdrawals are not allowed prior to the "cash value period" which begins when annuity payments begin. At any time during the cash value period of the contract, you may request a withdrawal from the cash value of the contract. Each withdrawal must be in an amount of at least $500. However, if the cash value of the contract is less than that amount, the total of any remaining cash value in the contract must be withdrawn. Other restrictions on withdrawals may be present when the contract is used in conjunction with tax qualified programs. You must make a written request for any withdrawal or surrender. Appendix B contains examples of contract changes when there is a withdrawal.

You may surrender the contract at any time before the annuity payment commencement date. The annuity payment commencement date is the day the first annuity payment is made under the contract and it is the beginning of the cash value period. If you make a surrender request, you will receive the contract's surrender value. The surrender value will be determined on the valuation date coincident with or next following the day your written request is received at our home office.

Withdrawal or surrender proceeds will be paid in a single sum within seven days of our receipt of your written request.

(a) Determination of Surrender Value

The surrender value of a contract is the total annuity value of the contract as of the date of surrender plus the amounts deducted from your purchase payments for sales charges, risk charges and state premium taxes where applicable. As this surrender value is available only until the time the first annuity payment is made under the contract, this provision has the effect of providing a return of your contract's charges, the net purchase payments, plus or minus investment gains or losses and less Separate Account charges, up until the time of that payment. The maximum period of deferral is 12 months after the Contract Date. This provision offers a benefit which is limited.

(b) Determination of Cash Value

The cash value of the contract is not guaranteed. The cash value decreases as annuity payments are made, but also increases or decreases based on the performance of the Sub-Account of the Separate Account given by the relative change in the annuity unit value.

A withdrawal of all or a portion of the cash value of the contract, subject to the dollar limitations described above, may be made during the "cash value period" of the contract. The amount of the cash value available for withdrawal is equal to: (a) multiplied by (b) multiplied by (c), where (a) is the number of cash value units credited to the contract, (b) is the current annuity unit value and (c) is the appropriate cash value factor set forth in a table in the contract. The cash value period begins at the annuity payment commencement date of the contract and runs for a period approximately equal to the annuitant's life expectancy at the time the contract is issued. The number of cash value units and the cash value period are shown on page one of your contract. We will send you a new page one if you make subsequent purchase payments or withdrawals. This will inform you of the number of cash value units remaining in your contract.

The number of cash value units credited under a contract depends on your purchase payments and cash value withdrawals. On the issue date of the contract the number of cash value units will be equal to the number of annuity units credited to the contract. Normally, withdrawals will reduce both the number of cash value units and the number of annuity units but at different rates, so that after a withdrawal the number of cash value units will no longer equal the number of annuity units.

(SIDEBAR)
This is how we calculate your new annuity payment after a withdrawal.
This immediate annuity will always pay an annuity benefit, even if you withdraw all available cash value.
(END SIDEBAR)

(c) Effect of Withdrawals on Cash Value

A withdrawal during the cash value period reduces the number of cash value units of the contract. The new number of cash value units after a withdrawal is equal to:

    -  the number of cash value units just prior to the withdrawal,

    -  multiplied by the cash value prior to withdrawal,

    - less the cash value withdrawn, divided by the cash value prior to withdrawal.

Cash value units are reduced on a last in, first out basis. Therefore, if you make additional purchase payments to the contract after its issue, the value of the cash value units attributable to those payments will be valued and cashed out as withdrawals first, running backwards in time until we reach the values attributable to the initial purchase payment.

(d) Annuity Payment Determinations after Withdrawals

A cash value withdrawal will affect future annuity payments by reducing the number of annuity units, the basis for determining the amount of those payments. The new number of annuity units following a cash value withdrawal will depend on whether or not the annuitant is alive at the time the cash value withdrawal is made. If the annuitant is not alive, in other words if the withdrawal is made by the beneficiary as part of the death benefit, the new number of annuity units will equal the number of cash value units following the withdrawal. At the death of the annuitant, the number of annuity units is adjusted, if necessary, to equal the then number of cash value units, and this equivalency is continued through any subsequent cash value withdrawals.

If the annuitant is alive at the time of the withdrawal, the adjustment of subsequent annuity payments that occurs after a withdrawal is designed to produce a new level of annuity payments -- assuming a rate of return exactly equal to 4.5% -- over the remaining lifetime of the contract, including the period after the end of the cash value period. After such a withdrawal, there will be less cash value to support benefit payments during the cash value period, so that the level of annuity payments before the withdrawal cannot be maintained during the cash value period. In order to levelize payments -- again, based on the assumption of a 4.5% return -- both before and after the end of the cash value period, it is necessary to "redistribute" annuity payments, reducing payments after the end of the cash value period and using the portion of the excess reserves attributable to the reduction to increase payments during the cash value period above the level that could be supported by the remaining cash value alone to the level payable after the cash value period. (As a result, even if all of a contract's cash value is withdrawn, annuity payments will continue to be made, although at a considerably reduced level.)

(SIDEBAR)
You can cancel your contract within 10 days of receiving it and we will refund you the greater of your accumulation value or your purchase payments.
(END SIDEBAR)

If the annuitant is alive at the time of the withdrawal, annuity payments after a withdrawal are determined as follows. When a withdrawal occurs, the total annuity value of the contract is recomputed by adding the sum of the new cash value immediately after the withdrawal and the contract's excess reserves. The new total annuity value is then converted into a new "initial annuity payment amount," based on tables set forth in the contract, and the new initial annuity payment amount is in turn converted into annuity units by dividing it by the annuity unit value on the date of the withdrawal. The tables are actuarially computed to produce a level annuity payment for the remaining lifetime of the contract based on an interest rate of 4.5% and the mortality rates originally applied to purchase payments received under the contract using its specified table. When a cash value withdrawal is made, we will inform you of the new number of annuity units by sending you a new page one for your contract.

Redistribution of annuity payments after withdrawals do not adjust redistributions made in connection with prior withdrawals. Despite redistributions, the original mortality guarantees associated with each purchase payment are preserved.

While annuity payments will be reduced as a result of cash value withdrawals, so long as the annuitant is alive, annuity payments will never be eliminated by cash value withdrawals even if all available cash value is completely withdrawn. Some level of annuity benefit, under the option elected, will always be payable. Also, a new guaranteed annuity amount will always be in effect after cash withdrawals. While a new initial annuity payment amount is determined after a cash withdrawal, additional cash values are not created.

2. Right of Cancellation

You should read the contract carefully when you receive it. You may cancel the purchase of a contract within ten days after its delivery, for any reason, by giving us written notice at 400 Robert Street North, St. Paul, Minnesota 55101-2098, of your intention to cancel. If the contract is canceled and returned, we will refund to you the greater of:

    - the total annuity value of the contract attributable to your purchase payments, plus the amounts deducted from your purchase payments, or

    -  the amount of purchase payments paid under this contract.

In some states, the free look period may be longer than ten days. These rights are subject to change and may vary among the states.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation.

For more information on your contract, you may contact us at 1-800-362-3141. In addition, you may be able to contact us via Internet e-mail through our web site. Please remember that an e-mail is not a valid substitute for a written request that requires your signature.

(SIDEBAR)
You can instruct us how to vote Fund shares.
(END SIDEBAR)

VOTING RIGHTS

We will vote fund shares held in the Separate Account at the regular and special meetings of the Fund. We will vote shares attributable to contracts in accordance with instructions received from the annuitant or annuitants or, during the surrender period of the contract, from the owner, if different from the annuitants. In the event no instructions are received from the person or persons entitled to direct such a vote, we will vote shares attributable to that contract in the same proportion as shares of the Portfolio held by the Sub-Account for which instructions have been received. If, however, the 1940 Act, any interpretations of that Act or the regulations under it should change so that we may be allowed to vote shares in our own right, then we may elect to do so.

The number of votes will be determined by dividing the total annuity value for each contract allocated to the Sub-Account by the net asset value per share of the underlying Fund shares held by that Sub-Account. The votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, fractional shares will be recognized.

We will notify each person entitled to vote of a Fund shareholders' meeting if the shares held for his or her contract may be voted at that meeting. We will also provide proxy materials and a form of instruction to facilitate provision of voting instructions.

FEDERAL TAX STATUS

INTRODUCTION

The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis ("Nonqualified Contract") or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Section 401(a), 403(b), 408, 408A or 457 of the Code ("Qualified Contracts"). The ultimate effect of federal income taxes on the amounts held under a contract on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary may depend on the tax status of the individual concerned.

THE COMPANY'S TAX STATUS

We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Separate Account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on any investment income received by the Separate Account or on capital gains arising from the Separate Account's activities. The Separate Account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in
Section 401(a), 403(a), 403(b), 408 or 408A of the Code.

There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity (i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury to set standards by regulation or otherwise for the investments of the Separate Account to be "adequately diversified" in order for the contract to be treated as a variable contract for federal tax purposes. The diversification requirements of
Section 817(h) do not apply to annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

The Separate Account, through the Fund, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Fund's assets may be invested. Although the investment adviser is an affiliate of ours, we do not have control over the Fund or its investments. Nonetheless, we believe that the Portfolio of the Fund in which the Separate Account owns shares will be operated in compliance with the requirements prescribed by the Treasury. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the Separate Account to be deemed to be "adequately diversified".

OWNERSHIP TREATMENT

In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

Minnesota Life does not believe that the ownership rights of a contract owner under the contract would result in any contract owner being treated as the owner of the assets of the Variable Annuity Account under Rev. Rul. 2003-91. However, Minnesota Life does not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the purchase payment less any amounts previously received from the contracts which were not included in income ("investment in the contract"). Amounts withdrawn upon a partial surrender from a variable annuity contract that is not part of a qualified program are generally treated first as taxable income to the extent of the excess of the contract value over the investment in the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary, rather than capital gain, tax rates.

In the case of a withdrawal under an annuity that is part of a tax qualified retirement plan, a portion of the amount received is taxable based on the ratio of the investment in the contract to the individual's balance in the retirement plan, generally the value of the annuity. The investment in the contract generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the investment in the contract can be zero.

TAXATION OF ANNUITY PAYMENTS

The taxable portion of a fixed annuity payment is generally equal to the excess of the payment over the exclusion amount. The exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a contract because of the death of an owner. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

    -  where the taxpayer is 59 1/2 or older,

    -  where payment is made on account of the taxpayer's disability,

    -  where payment is made by reason of the death of an owner, and

    -  in certain other circumstances.

The Code also provides an exception to the 10% additional tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), being made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% penalty applies only if payments begin after separation from service.

For some types of qualified plans, other tax penalties may apply to certain distributions.

AGGREGATION OF CONTRACTS

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

ASSIGNMENT OR PLEDGES

A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. A contract owner who is contemplating any such transfer, pledge, designation or assignment should consult a competent tax adviser with respect to the potential tax effects of that transaction.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above shall be considered satisfied if any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by such owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the owner's "designated beneficiary" is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to qualified contracts.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change in taxation is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The annuity is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

    -  contributions in excess of specified limits,

    -  distributions prior to age 59 1/2 (subject to certain exceptions),

    - distributions that do not conform to specified minimum distribution rules, and

    -  other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Some retirement plans are subject to distribution and other requirements that are not incorporated in the annuity. The rights of any person to benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the annuities comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult legal counsel and a tax adviser regarding the suitability of the contract.

Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. The

IRS is currently considering a change to the RMD regulations that would treat any partial withdrawal from your qualified retirement plan contract after annuity payments have begun after the required beginning date as a violation of the RMD requirements. Should this change be adopted, we will notify any holder of a contract issued under a qualified plan who requests such a partial withdrawal of the effects of such a withdrawal on the contract prior to processing the withdrawal.

For qualified plans under Section 401(a), 403(b) and 457, the Code requires that distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant)
(i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. Roth IRAs under
Section 408A do not require distributions at any time prior to the Owner's death.

WITHHOLDING

In general, distributions from annuities are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under
Section 457(b). Distributions which may not be rolled over are those which are:

    - one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or (c) for a specified period of ten years or more,

    -  a required minimum distribution,

    -  a hardship distribution; or

    -  the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However, a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER

It should be understood that the foregoing description of the federal income tax consequences under these contracts is not exhaustive and that special rules are provided with respect to situations not discussed herein. It should also be understood that should a plan lose its qualified status, employees will lose the tax benefits described. Statutory changes in the Internal Revenue Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information a tax adviser should be consulted.

PERFORMANCE DATA

From time to time the Variable Annuity Account may publish advertisements containing performance data relating to the Sub-Account. Performance data will consist of average annual total return quotations for recent one-year, five-year and ten-year periods. Performance data may also include cumulative total return quotations for the period since June 1, 1987, or average annual total return quotations for periods other than as described above. Performance figures are based on historical performance information on the assumption that the contracts offered by this Prospectus were available for sale on June 1, 1987, when the Sub-Account began operations, and could accumulate value prior to the commencement of annuity payments for periods in excess of one year. The figures are not intended to suggest that such performance will continue in the future.

Average annual total return figures are the average annual compounded rates of return required for an initial investment to equal its total annuity value at the end of the period. The total annuity value will reflect the sales and risk charges deducted from purchase payments as well as all other contract charges. Cumulative total return figures are the percentage changes between the value of an initial investment and its total annuity value at the end of the period. Cumulative total return figures will not reflect the deduction of any amounts from purchase payments. Cumulative total return figures will always be accompanied by average annual total return figures. More detailed information on the computations is set forth in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from the offices of Minnesota Life at your request. The Table of Contents for that Statement of Additional Information is as follows:
       General Information and History
       Distribution of Contracts
       Performance Data
       Auditors
       Registration Statement
       Financial Statements

APPENDIX A
TAXATION OF QUALIFIED PLANS

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an "IRA"). Distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA will be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code
Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

PAGE A-1

SIMPLE IRAS

Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRAS

Section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, a contingent deferred sales charge and other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if:

    -  the annuity owner has reached age 59 1/2,

    -  the distribution is paid to a beneficiary after the owner's death,

    -  the annuity owner becomes disabled, or

    - the distribution will be used for a first time home purchase and does not exceed $10,000.

Nonqualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a nonqualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth and other types of IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans permit the purchaser of the contracts to accumulate retirement savings under the plans for employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. In general,
                                                                        PAGE A-2
all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. With respect to non-governmental
Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. Under the provisions of the Small Business Job Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

PAGE A-3

APPENDIX B
COMPUTATION AND EXAMPLES OF WITHDRAWALS

A cash value withdrawal will affect future annuity payments by reducing the number of annuity units, the basis for determining the amount of such payments. If the annuitant is alive at the time of the withdrawal, the new number of annuity units is determined by first computing a new initial annuity payment amount and then dividing that amount by the annuity unit value at the time of the withdrawal.

IF NO PRIOR WITHDRAWALS

If no prior cash withdrawals have been made, the new initial annuity payment amount is the sum of:

    (i) the product of the number of cash value units after the withdrawal multiplied by the current annuity unit value, and

    (ii)  the product of ([(a) X (b)]/1000) multiplied by (c), where

         (a) is the excess of the total annuity value over the cash value immediately prior to the withdrawal,

         (b) is the ratio of the cash value withdrawn over the cash value prior to the withdrawal, and

         (c) is the applicable annuity purchase rate set forth in the contract in the table captioned "Total Annuity Value Factors and Annuity Payment Purchase Rates Applicable at a Cash Value Withdrawal while the Annuitant is Alive" ("Table I").

In the above computation "(i)" reflects the portion of the new initial annuity payment amount supported by the reserves attributable to the cash value of the contract, and "(ii)" reflects the portion of the new initial annuity payment amount supported by the annuity reserves in excess of the cash value. The excess reserves, "(ii) (a)," are multiplied by the proportionate reduction in the cash value, "(ii) (b)," to determine the portion of the excess reserves that are to be redistributed, and the redistribution is effected by dividing the portion so determined by 1000 and multiplying the result by the appropriate annuity purchase rate.

An example of the withdrawal calculation may serve as a useful illustration. Assume a contract issued to a woman, age 60, for an initial purchase payment of $100,000. Assume further that the net Sub-Account performance matches the assumed interest rate of 4.5% so that we need not consider the variation in annuity payments as a result of fluctuations in investment performance. Assume also that the annuity unit value is and remains $1.00. At the time of issue of the contract, the initial annuity payment amount, if paid as a life annuity, will be $482.08, and the number of annuity units and cash value units will be
482.0800. The guaranteed minimum annuity payment amount is $409.77 (85% X $482.08).

Assume that at year five, the contract owner makes a withdrawal of 60% of the cash value. Immediately prior to the withdrawal, the contract has a total annuity value of $89,510, which is determined by multiplying the current annuity payment amount, $482.08, by the appropriate factor set forth in the contract applicable to cash value units in Table I, 185.6737. The total annuity reserves amount is $89,510. The cash value of the contract immediately prior to the withdrawal is $74,133, which is determined by multiplying the current annuity payment amount, $482.08, by the appropriate factor set forth in the contract in the table captioned "Cash Value Factors." ("Table II"), 153.7783. $74,133 is the amount of the annuity reserves attributable to the cash value of the contract. The cash value after the withdrawal is $29,653 ($74,133 - $44,480 (60% X $74,133)), and the new number of cash value units is 192.8320 (482.0800 X ($29,653/$74,133)).

                                                                        PAGE B-1

The new initial annuity payment amount is $245.94, the sum of:

    (i) $192.83, the product of the number of cash value units after the withdrawal (192.8320) multiplied by the annuity unit value ($1.00), and

    (ii)  $53.11, the product of ([(a) X (b)]/1000) multiplied by (c), where

         (a) is $15,377, the excess of the total annuity value ($89,510) over the cash value ($74,133) immediately prior to the withdrawal,

         (b) is .6, the ratio of the cash value withdrawn ($44,480) over the cash value prior to the withdrawal ($74,133), and

         (c) is 5.7568, the applicable annuity purchase rate set forth in the contract in Table I.

The new guaranteed minimum annuity payment amount after the withdrawal is $209.05 ($409.77 X (245.9400/482.0800)).

IF PRIOR WITHDRAWALS

Where prior withdrawals have been made, the above formula is adjusted in the manner shown in the following example. Assume that after the withdrawal of 60% of the cash value in the contract described above the owner withdraws 75% of the remaining cash value at year 15.

Immediately prior to the transaction the contract has a total annuity value of $33,465. This is determined by multiplying the two components of the current annuity payment amount $192.83 -- the portion attributable to the cash value reserves, and $53.11 -- the portion attributable to the annuity reserves in excess of the cash value, by the appropriate factors set forth in the contract applicable to cash value units and annuity units in excess of cash value units, respectively, in Table I, namely, 137.7353 and 130.0297 ($33,465 = ($192.83 X
137.7353) + ($53.11 X 130.0297)). The cash value of the contract immediately prior to the withdrawal is $17,034, which is determined by multiplying the portion of the current annuity payment amount attributable to the cash value, $192.83, by the appropriate factor set forth in the contract in Table II,
88.3373 ($17,034 = $192.83 X 88.3373). The cash value after the withdrawal is $4,258 ($17,034 - $12,776 (75% X $17,034)), and the new number of cash value units is 48.2023 (192.8320 X ($4,258/$17,034)).

The new initial annuity payment amount is $156.25, the sum of:

    (i) $48.20, the product of the number of cash value units after the withdrawal (48.2023) multiplied by the current annuity unit value ($1.00),

    (ii) $53.11, the product of the number of annuity units (245.94) minus the number of cash value units (192.83), each prior to the withdrawal, multiplied by the current annuity unit value ($1.00), and

    (iii)  $54.94, the product of ([(a) X (b)]/1000) multiplied by (c), where

         (a)  is $9,525, which is

              (A) $16,431, the excess of the total annuity value ($33,465) over the cash value ($17,034) immediately prior to the withdrawal, minus

PAGE B-2

              (B) $6,906, the value is (ii) above ($53.11) multiplied by the appropriate factor as of the withdrawal date applicable to annuity units in excess of cash value units set forth in the contract in Table I (130.0297),

         (b) is .75, the ratio of the cash value withdrawn ($12,776) over the cash value prior to the withdrawal ($17,034), and

         (c) is 7.6905, the applicable annuity purchase rate set forth in the contract in Table I.

The new initial annuity payment amount has a new guaranteed minimum annuity payment amount associated with it of $132.81 ($209.05 X 156.2500/245.9400).

                                                                        PAGE B-3

APPENDIX C

      ADJUSTABLE INCOME ANNUITY DISCLOSURE "A VARIABLE IMMEDIATE ANNUITY"

PREPARED FOR: Jane M. Doe                            ANNUITIZATION OPTION: Single Life
DATE OF BIRTH: 06/01/1944  SEX: Female               COMMENCEMENT DATE: 04/01/2004
STATE: MN                                            INCOME FREQUENCY: Monthly
SINGLE PAYMENT RECEIVED: $100,000                    INITIAL PERIODIC INCOME: $482.08
FUNDS: Non-Qualified                                 GUARANTEED MINIMUM INCOME AT ISSUE: $409.77
LIFE EXPECTANCY: 24.2 (IRS)                          **ESTIMATED ANNUAL EXCLUSION AMOUNT AT ISSUE:
PREPARED BY: MN Life                                   $3,471
QUOTATION DATE: 03/17/2004

AGE  Your age at nearest birthday.

GUARANTEED INCOME The guaranteed income column represents the minimum annuity payment you will receive. This amount will be adjusted for additional purchase payments made to the contract or cash value withdrawals taken from the contract.

PROJECTED INCOME The variable annuity income amount shown assumes a constant annual investment return. 4.5% is the assumed interest rate used to calculate the initial income amount. Your first payment and subsequent payments will increase or decrease based upon the relationship between the 4.5% interest rate and the net investment performance of the Advantus Index 500* sub-account. Actual value of the contract will fluctuate depending on the performance of the underlying sub-account.

CUMULATIVE INCOME The cumulative income amount shown represents the sum of the projected income payments on an annual basis.

TOTAL ANNUITY VALUE The total annuity value at issue is the net amount credited to your account after deduction of all front end charges. Thereafter, the total annuity value changes based on fund performance, annuity payments made, and subsequent purchase payments or withdrawals. The total annuity value includes the cash value plus an amount intended to fund annuity payments for the remainder of your life after the cash value period has ended.

CASH VALUE The cash value is the dollar amount available for withdrawal under this contract at a given point in time. Access to the cash value is available during the cash value period -- a time period from the first annuity payment date to your life expectancy as determined at issue. It is important to note that withdrawals of cash value will reduce the amount of the minimum guaranteed payment.

                  PAGE 1 OF 5 -- NOT VALID WITHOUT ALL PAGES.

           THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT
                      A REPRESENTATION OF FUTURE RESULTS.
                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.
                  PREPARED BY MINNESOTA LIFE INSURANCE COMPANY
PAGE C-1

ESTIMATED ANNUAL EXCLUSION AMOUNT AT ISSUE The annual variable exclusion amount is based on a cost basis of $100,000.00 and represents the amount of variable payments that are excluded from taxation in each calendar year. This annual amount is prorated in the first calendar year and may be recalculated in any year where the total value of the annuity payments is less than the exclusion amount. Exclusion calculations apply only until the cost basis is returned, thereafter, all payments are fully taxable. This calculation does not include future contributions or withdrawals.

OTHER Deductions from your purchase payments are made for sales charges, risk charges and state premium taxes where applicable. Sales charges are based on your total cumulative purchase payments (see prospectus for schedule). A risk charge is deducted for Minnesota Life's guarantee of a minimum annuity payment amount. This charge is 1.25% of each purchase payment.

Net rates of return reflect expenses totaling 1.40%, which consist of the .95% Variable Annuity Account mortality and expense risk charge and administrative charge, and .45% for the Advantus Index 500 Portfolio management fee and other expenses. Under the terms of the contract, the maximum possible charge for mortality and expense risk and the administrative charge would be 1.80%.

Minnesota Life variable immediate annuities are available through registered representatives of Securian Financial Services, Inc., Securities Dealer, Member NASD/SIPC. This illustration must be accompanied or preceded by a current prospectus for the Variable Annuity Account and for the Advantus Series
Fund, Inc.

* "Standard & Poor's-Registered Trademark-", "S & P-Registered Trademark-",
"S & P 500-Registered Trademark-", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Advantus Series Fund, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

                        MINNESOTA LIFE INSURANCE COMPANY
                             WWW.MINNESOTALIFE.COM
    VARIABLE PRODUCTS ARE DISTRIBUTED BY SECURIAN FINANCIAL SERVICES, INC.,
      SECURITIES DEALER, MEMBER NASD/SIPC, REGISTERED INVESTMENT ADVISOR.
        400 ROBERT STREET NORTH, ST. PAUL, MN 55101-2098, 1.888.237.1838

                  PAGE 2 OF 5 -- NOT VALID WITHOUT ALL PAGES.

           THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT
                      A REPRESENTATION OF FUTURE RESULTS.
                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.
                  PREPARED BY MINNESOTA LIFE INSURANCE COMPANY
                                                                        PAGE C-2

     ADJUSTABLE INCOME ANNUITY ILLUSTRATION "A VARIABLE IMMEDIATE ANNUITY"

PREPARED FOR: Jane M. Doe                            ANNUITIZATION OPTION: Single Life
DATE OF BIRTH: 06/01/1944  SEX: Female               COMMENCEMENT DATE: 04/01/2004
STATE: MN                                            INCOME FREQUENCY: Monthly
SINGLE PAYMENT RECEIVED: $100,000                    INITIAL PERIODIC INCOME: $482.08
FUNDS: Non-Qualified                                 GUARANTEED MINIMUM INCOME AT ISSUE: $409.77
LIFE EXPECTANCY: 24.2 (IRS)                          **ESTIMATED ANNUAL EXCLUSION AMOUNT AT ISSUE:
PREPARED BY: MN Life                                   $3,471
QUOTATION DATE: 03/17/2004

                                           0.00% GROSS RATE OF RETURN (-1.40% NET)
                                 ------------------------------------------------------------
                 BEGINNING       GUARANTEED  PROJECTED  CUMULATIVE  TOTAL ANNUITY
DATE              OF YEAR   AGE    INCOME     INCOME      INCOME        VALUE      CASH VALUE
----             ---------  ---  ----------  ---------  ----------  -------------  ----------
Apr 01, 2004...      1       60      410        482           482       93,769       85,404
Apr 01, 2005...      2       61      410        455         6,089       86,922       78,638
Apr 01, 2006...      3       62      410        429        11,379       80,491       72,282
Apr 01, 2007...      4       63      410        410        16,378       74,449       66,311
Apr 01, 2008...      5       64      410        410        21,296       68,777       60,704
Apr 01, 2010...      7       66      410        410        31,130       58,458       50,499
Apr 01, 2012...      9       68      410        410        40,965       49,382       41,511
Apr 01, 2014...     11       70      410        410        50,799       41,416       33,605
Apr 01, 2016...     13       72      410        410        60,633       34,444       26,661
Apr 01, 2018...     15       74      410        410        70,468       28,370       20,568
Apr 01, 2020...     17       76      410        410        80,302       23,115       15,233
Apr 01, 2021...     18       77      410        410        85,220       20,773       12,821
Apr 01, 2022...     19       78      410        410        90,137       18,613       10,568
Apr 01, 2023...     20       79      410        410        95,054       16,631        8,463
Apr 01, 2024...     21       80      410        410        99,971       14,821        6,498
Apr 01, 2025...     22       81      410        410       104,889       13,181        4,665
Apr 01, 2026...     23       82      410        410       109,806       11,712        2,956
Apr 01, 2027...     24       83      410        410       114,723       10,414        1,363
Apr 01, 2028...     25       84      410        410       119,640        9,293            0
Apr 01, 2029...     26       85      410        410       124,558        8,309            0
Apr 01, 2030...     27       86      410        410       129,475        7,421            0
Apr 01, 2031...     28       87      410        410       134,392        6,622            0
Apr 01, 2032...     29       88      410        410       139,309        5,906            0
Apr 01, 2033...     30       89      410        410       144,227        5,267            0
Apr 01, 2034...     31       90      410        410       149,144        4,698            0
Apr 01, 2035...     32       91      410        410       154,061        4,192            0
Apr 01, 2036...     33       92      410        410       158,978        3,744            0
Apr 01, 2037...     34       93      410        410       163,896        3,347            0
Apr 01, 2038...     35       94      410        410       168,813        2,994            0
Apr 01, 2039...     36       95      410        410       173,730        2,680            0
Apr 01, 2040...     37       96      410        410       178,647        2,399            0
Apr 01, 2041...     38       97      410        410       183,564        2,146            0
Apr 01, 2042...     39       98      410        410       188,482        1,916            0
Apr 01, 2043...     40       99      410        410       193,399        1,706            0
Apr 01, 2044...     41      100      410        410       198,316        1,513            0

**The exclusion amount does not assume future contributions or withdrawals.

                  PAGE 3 OF 5 -- NOT VALID WITHOUT ALL PAGES.

           THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT
                      A REPRESENTATION OF FUTURE RESULTS.
                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.
                  PREPARED BY MINNESOTA LIFE INSURANCE COMPANY
PAGE C-3

     ADJUSTABLE INCOME ANNUITY ILLUSTRATION "A VARIABLE IMMEDIATE ANNUITY"

PREPARED FOR: Jane M. Doe                            ANNUITIZATION OPTION: Single Life
DATE OF BIRTH: 06/01/1944  SEX: Female               COMMENCEMENT DATE: 04/01/2004
STATE: MN                                            INCOME FREQUENCY: Monthly
SINGLE PAYMENT RECEIVED: $100,000                    INITIAL PERIODIC INCOME: $482.08
FUNDS: Non-Qualified                                 GUARANTEED MINIMUM INCOME AT ISSUE: $409.77
LIFE EXPECTANCY: 24.2 (IRS)                          **ESTIMATED ANNUAL EXCLUSION AMOUNT AT ISSUE:
PREPARED BY: MN Life                                   $3,471
QUOTATION DATE: 03/17/2004

                                            5.90% GROSS RATE OF RETURN (4.50% NET)
                                 ------------------------------------------------------------
                 BEGINNING       GUARANTEED  PROJECTED  CUMULATIVE  TOTAL ANNUITY
DATE              OF YEAR   AGE    INCOME     INCOME      INCOME        VALUE      CASH VALUE
----             ---------  ---  ----------  ---------  ----------  -------------  ----------
Apr 01, 2004...      1       60      410        482           482       93,769       85,404
Apr 01, 2005...      2       61      410        482         6,267       92,124       83,344
Apr 01, 2006...      3       62      410        482        12,052       90,412       81,191
Apr 01, 2007...      4       63      410        482        17,837       88,629       78,941
Apr 01, 2008...      5       64      410        482        23,622       86,775       76,590
Apr 01, 2010...      7       66      410        482        35,192       82,846       71,566
Apr 01, 2012...      9       68      410        482        46,762       78,609       66,080
Apr 01, 2014...     11       70      410        482        58,332       74,054       60,088
Apr 01, 2016...     13       72      410        482        69,902       69,178       53,546
Apr 01, 2018...     15       74      410        482        81,472       64,002       46,401
Apr 01, 2020...     17       76      410        482        93,041       58,572       38,599
Apr 01, 2021...     18       77      410        482        98,826       55,788       34,432
Apr 01, 2022...     19       78      410        482       104,611       52,979       30,078
Apr 01, 2023...     20       79      410        482       110,396       50,167       25,529
Apr 01, 2024...     21       80      410        482       116,181       47,382       20,774
Apr 01, 2025...     22       81      410        482       121,966       44,661       15,806
Apr 01, 2026...     23       82      410        482       127,751       42,055       10,614
Apr 01, 2027...     24       83      410        482       133,536       39,633        5,188
Apr 01, 2028...     25       84      410        482       139,321       37,483            0
Apr 01, 2029...     26       85      410        482       145,106       35,521            0
Apr 01, 2030...     27       86      410        482       150,891       33,623            0
Apr 01, 2031...     28       87      410        482       156,676       31,799            0
Apr 01, 2032...     29       88      410        482       162,461       30,058            0
Apr 01, 2033...     30       89      410        482       168,246       28,409            0
Apr 01, 2034...     31       90      410        482       174,031       26,857            0
Apr 01, 2035...     32       91      410        482       179,816       25,403            0
Apr 01, 2036...     33       92      410        482       185,601       24,046            0
Apr 01, 2037...     34       93      410        482       191,386       22,779            0
Apr 01, 2038...     35       94      410        482       197,171       21,596            0
Apr 01, 2039...     36       95      410        482       202,956       20,486            0
Apr 01, 2040...     37       96      410        482       208,741       19,436            0
Apr 01, 2041...     38       97      410        482       214,526       18,428            0
Apr 01, 2042...     39       98      410        482       220,311       17,440            0
Apr 01, 2043...     40       99      410        482       226,096       16,456            0
Apr 01, 2044...     41      100      410        482       231,880       15,468            0

**The exclusion amount does not assume future contributions or withdrawals.

                  PAGE 4 OF 5 -- NOT VALID WITHOUT ALL PAGES.

           THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT
                      A REPRESENTATION OF FUTURE RESULTS.
                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.
                  PREPARED BY MINNESOTA LIFE INSURANCE COMPANY
                                                                        PAGE C-4

     ADJUSTABLE INCOME ANNUITY ILLUSTRATION "A VARIABLE IMMEDIATE ANNUITY"

PREPARED FOR: Jane M. Doe                            ANNUITIZATION OPTION: Single Life
DATE OF BIRTH: 06/01/1944  SEX: Female               COMMENCEMENT DATE: 04/01/2004
STATE: MN                                            INCOME FREQUENCY: Monthly
SINGLE PAYMENT RECEIVED: $100,000                    INITIAL PERIODIC INCOME: $482.08
FUNDS: Non-Qualified                                 GUARANTEED MINIMUM INCOME AT ISSUE: $409.77
LIFE EXPECTANCY: 24.2 (IRS)                          **ESTIMATED ANNUAL EXCLUSION AMOUNT AT ISSUE:
PREPARED BY: MN Life                                   $3,471
QUOTATION DATE: 03/17/2004

                                           10.00% GROSS RATE OF RETURN (8.60% NET)
                                 ------------------------------------------------------------
                 BEGINNING       GUARANTEED  PROJECTED  CUMULATIVE  TOTAL ANNUITY
DATE              OF YEAR   AGE    INCOME     INCOME      INCOME        VALUE      CASH VALUE
----             ---------  ---  ----------  ---------  ----------  -------------  ----------
Apr 01, 2004...      1       60      410         482          482       93,769       85,404
Apr 01, 2005...      2       61      410         501        6,389       95,738       86,613
Apr 01, 2006...      3       62      410         521       12,528       97,645       87,687
Apr 01, 2007...      4       63      410         541       18,908       99,476       88,603
Apr 01, 2008...      5       64      410         562       25,538      101,217       89,337
Apr 01, 2010...      7       66      410         607       39,589      104,365       90,155
Apr 01, 2012...      9       68      410         656       54,764      106,951       89,904
Apr 01, 2014...     11       70      410         708       71,153      108,813       88,293
Apr 01, 2016...     13       72      410         765       88,853      109,782       84,974
Apr 01, 2018...     15       74      410         826      107,970      109,693       79,527
Apr 01, 2020...     17       76      410         892      128,616      108,418       71,448
Apr 01, 2021...     18       77      410         927      139,550      107,317       66,236
Apr 01, 2022...     19       78      410         964      150,914      105,912       60,131
Apr 01, 2023...     20       79      410       1,002      162,723      104,226       53,037
Apr 01, 2024...     21       80      410       1,041      174,996      102,301       44,853
Apr 01, 2025...     22       81      410       1,082      187,750      100,209       35,465
Apr 01, 2026...     23       82      410       1,124      201,004       98,066       24,749
Apr 01, 2027...     24       83      410       1,168      214,779       96,044       12,572
Apr 01, 2028...     25       84      410       1,214      229,094       94,397            0
Apr 01, 2029...     26       85      410       1,262      243,970       92,964            0
Apr 01, 2030...     27       86      410       1,311      259,431       91,451            0
Apr 01, 2031...     28       87      410       1,363      275,498       89,883            0
Apr 01, 2032...     29       88      410       1,416      292,195       88,295            0
Apr 01, 2033...     30       89      410       1,472      309,547       86,725            0
Apr 01, 2034...     31       90      410       1,529      327,580       85,203            0
Apr 01, 2035...     32       91      410       1,589      346,321       83,753            0
Apr 01, 2036...     33       92      410       1,652      365,797       82,388            0
Apr 01, 2037...     34       93      410       1,717      386,037       81,111            0
Apr 01, 2038...     35       94      410       1,784      407,071       79,915            0
Apr 01, 2039...     36       95      410       1,854      428,931       78,782            0
Apr 01, 2040...     37       96      410       1,927      451,648       77,677            0
Apr 01, 2041...     38       97      410       2,002      475,256       76,539            0
Apr 01, 2042...     39       98      410       2,081      499,791       75,278            0
Apr 01, 2043...     40       99      410       2,162      525,288       73,817            0
Apr 01, 2044...     41      100      410       2,247      551,786       72,104            0

**The exclusion amount does not assume future contributions or withdrawals.

                  PAGE 5 OF 5 -- NOT VALID WITHOUT ALL PAGES.

           THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT
                      A REPRESENTATION OF FUTURE RESULTS.
                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.
                  PREPARED BY MINNESOTA LIFE INSURANCE COMPANY
PAGE C-5

                             Variable Annuity Account

                         Minnesota Life Insurance Company
                              ("Minnesota Life")
                             400 Robert Street North
                         St. Paul, Minnesota  55101-2098
                           Telephone:   1-800-362-3141

                       Statement of Additional Information

The date of this document and the Prospectus is:  April 30, 2004

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Separate Account's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141, or writing to us at: 400 Robert Street North, St. Paul, Minnesota 55101-2098.

     General Information and History
     Distribution of Contracts
     Performance Data
     Auditors
     Registration Statement
     Financial Statements

                         GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

                            DISTRIBUTION OF CONTRACTS

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter of the contracts. Securian Financial Services, Inc. and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Advantus Capital Management, Inc., serves as the investment adviser for Variable Annuity Account. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The amounts paid by Minnesota Life to the underwriter for 2003, 2002, and 2001 were $13,415,829, $10,463,691 and $11,309,746 for payments to associated dealers on the sale of variable annuity contracts issued through the Variable Annuity Account. The underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services the underwriter receives a fee of .25% of the average daily net assets of the Index 500 Portfolio of the Fund. Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life.

PERFORMANCE DATA

TOTAL RETURN FIGURES FOR THE SUB-ACCOUNT

Average annual total return figures for one-year, five-year and ten-year periods are presented. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $10,000 to equal the total annuity value of that same investment at the end of the period. The total annuity value will reflect the deduction of the sales and risk charges applicable to the contract. The average annual total return figures published by the Variable Annuity Account will reflect
Minnesota Life's voluntary absorption of certain Fund expenses. For the period from to December 31, 1987 to May 1, 2000, Minnesota Life voluntarily absorbed the fees and expenses that exceeded .55% of the daily net assets of the Index 500 Portfolio. After May 1, 2000, Advantus Capital has agreed to voluntarily absorb fees and expenses of the Index 500 Portfolio on the same basis. There is no specified or minimum period of time during which Advantus Capital has agreed to continue its voluntary absorption of these expenses, and Advantus Capital may in its discretion cease its absorption of expenses at any time. Should Advantus Capital cease absorbing expenses the effect would be to increase substantially Fund expenses and thereby reduce investment return.

The average annual rates of return for the Sub-Account, in connection with the contract described in the Prospectus, for the specified periods ended
December 31, 2003 are shown in the table below. The figures in parentheses show what the average annual rates of return would have been had Minnesota Life or Advantus Capital not absorbed Fund expenses as described above. These figures also assume that the contracts described herein were issued when the underlying Portfolio first became available to the Variable Annuity Account.


                          Year Ended          Five Years          Ten Years
                           12/31/03         Ended 12/31/03     Ended 12/31/03
                         ------------      -----------------    ---------------
Index 500 Sub-Account   19.54%   (19.54%)   -3.10%   (-3.10%) 6.44%   (6.44%)
                        ------    ------   -------   ------   ------   ------

                                    AUDITORS

The financial statements of the Variable Annuity Account and the consolidated financial statements of Minnesota Life included herein have been audited by KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent auditors, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing. The audit report covering Minnesota Life Insurance Company and subsidiaries' December 31, 2003 consolidated financial statements refers to changes in accounting for derivatives and beneficial interests in securitized financial assets due to the adoption of new accounting standards 2001.

                             REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Annuity Account, Minnesota Life, and the contracts. Statements contained in this Statement of Additional Information as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of Minnesota Life Insurance Company and Contract
         Owners of Variable Annuity Account:

We have audited the accompanying statements of assets and liabilities of the Advantus Bond, Advantus Money Market, Advantus Mortgage Securities, Advantus Index 500, Advantus Maturing Government Bond 2006, Advantus Maturing Government Bond 2010, Advantus International Bond, Advantus Index 400 Mid-Cap, Advantus Real Estate Securities, AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Dent Demographic Trends, AIM V.I. Premier Equity, American Century Income and Growth, American Century Ultra, American Century Value, Credit Suisse Global Post-Venture Capital, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Mid-Cap, Franklin Large Cap Growth Securities, Franklin Small Cap, Franklin Mutual Shares Securities, Templeton Developing Markets Securities, Templeton Global Asset Allocation, Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus International Growth, MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, MFS Value, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer International Growth, Putnam VT Growth and Income, Putnam VT International Growth, Putnam VT New Opportunities, Putnam VT New Value, Putnam VT Voyager, Van Kampen Growth and Income, Van Kampen Emerging Growth, Van Kampen Comstock, Waddell & Reed Growth (formerly Advantus Growth and Advantus Capital Appreciation), Waddell & Reed Core Equity (formerly Advantus Macro-Cap Value), Waddell & Reed Small Cap Growth (formerly Advantus Small Company Growth), Waddell & Reed Balanced (formerly Advantus Asset Allocation), Waddell & Reed International II (formerly Advantus International Stock) Waddell & Reed International, Waddell & Reed Micro-Cap Growth (formerly Advantus Micro-Cap Growth), Waddell & Reed Small Cap Value (formerly Waddell & Reed Small Company Value), Waddell & Reed Value (formerly Advantus Value Stock), Waddell & Reed Science & Technology, and Waddell & Reed Asset Strategy Segregated Sub-Accounts of Variable Annuity Account (the Account), as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2003, were confirmed to us by the respective sub-account mutual fund or, for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Advantus Bond, Advantus Money Market, Advantus Mortgage Securities, Advantus Index 500, Advantus Maturing Government Bond 2006, Advantus Maturing Government Bond 2010, Advantus International Bond, Advantus Index 400 Mid-Cap, Advantus Real Estate Securities, AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Dent Demographic Trends, AIM V.I. Premier Equity, American Century Income and Growth, American Century Ultra, American Century Value, Credit Suisse Global Post-Venture Capital, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Mid-Cap, Franklin Large Cap Growth Securities, Franklin Small Cap, Franklin Mutual Shares Securities, Templeton Developing Markets Securities, Templeton Global Asset Allocation, Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus International Growth, MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, MFS Value, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer International Growth, Putnam VT Growth and Income, Putnam VT International Growth, Putnam VT New Opportunities, Putnam VT New Value, Putnam VT Voyager, Van Kampen Growth and Income, Van Kampen Emerging Growth, Van Kampen Comstock, Waddell & Reed Growth (formerly Advantus Growth and Advantus Capital Appreciation), Waddell & Reed Core Equity (formerly Advantus Macro-Cap Value), Waddell & Reed Small Cap Growth (formerly Advantus Small Company Growth), Waddell & Reed Balanced (formerly Advantus Asset Allocation), Waddell & Reed International II (formerly Advantus International Stock) Waddell & Reed International, Waddell & Reed Micro-Cap Growth (formerly Advantus Micro-Cap Growth), Waddell & Reed Small Cap Value (formerly Waddell & Reed Small Company Value), Waddell & Reed Value (formerly Advantus Value Stock), Waddell & Reed Science & Technology, and Waddell & Reed Asset Strategy Segregated Sub-Accounts of Variable Annuity Account at December 31, 2003, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Minneapolis, Minnesota
March 26, 2004

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                                                 SEGREGATED SUB-ACCOUNTS
                                                                                  --------------------------------------------------

                                                                                                 ADVANTUS    ADVANTUS      ADVANTUS
                                                                                    ADVANTUS       MONEY     MORTGAGE        INDEX
                                                                                      BOND        MARKET    SECURITIES        500
                                                                                  ------------  ----------  -----------  -----------
                                     ASSETS

Investments in shares of Advantus Series Fund, Inc.:
        Bond Portfolio, 109,837,240 shares at net asset value
                of $1.37 per share (cost $137,038,264) .........................  $150,703,504           -            -            -
        Money Market Portfolio, 43,250,818 shares at net asset value
                of $1.00 per share (cost $43,250,818) ..........................             -  43,250,818            -            -
        Mortgage Securities Portfolio, 112,982,497 shares at net
                asset value of $1.34 per share (cost $137,421,821) .............             -           -  151,561,388            -
        Index 500 Portfolio, 71,121,744 shares at net asset value
                of $3.45 per share (cost $225,883,565) .........................             -           -            -  245,642,625
        Maturing Government Bond 2006 Portfolio, 7,096,391 shares
                 at net asset value of $1.40 per share (cost $8,849,117) .......             -           -            -            -
        Maturing Government Bond 2010 Portfolio, 4,933,516 shares at
                net asset value of $1.55 per share (cost $6,893,462) ...........             -           -            -            -
        International Bond Portfolio, 42,038,553 shares at net asset value
                of $1.31 per share (cost $42,533,847) ..........................             -           -            -            -
                                                                                  ------------  ----------  -----------  -----------
                                                                                   150,703,504  43,250,818  151,561,388  245,642,625
Receivable from Minnesota Life for contract purchase payments ..................       131,544      59,550            -       75,607
Receivable for investments sold ................................................             -           -      263,411            -
                                                                                  ------------  ----------  -----------  -----------
                  Total Assets .................................................   150,835,048  43,310,368  151,824,799  245,718,232
                                                                                  ------------  ----------  -----------  -----------

                                   LIABILITIES

Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges ................................................             -           -      263,457            -
Payable for investments purchased ..............................................       131,632      59,576            -       75,644
                                                                                  ------------  ----------  -----------  -----------
                  Total Liabilities ............................................       131,632      59,576      263,457       75,644
                                                                                  ------------  ----------  -----------  -----------
                  Net assets applicable to annuity contract owners .............  $150,703,416  43,250,792  151,561,342  245,642,588
                                                                                  ============  ==========  ===========  ===========

                             CONTRACT OWNERS' EQUITY

Contracts in annuity payment period (note 2) ...................................     3,159,839      69,332    2,108,110   55,526,986
Contracts in accumulation period ...............................................   147,543,577  43,181,460  149,453,232  190,115,602
                                                                                  ------------  ----------  -----------  -----------
                  Total Contract Owners' equity ................................  $150,703,416  43,250,792  151,561,342  245,642,588
                                                                                  ============  ==========  ===========  ===========

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                                   -------------------------------------
                                                                                    ADVANTUS    ADVANTUS
                                                                                    MATURING    MATURING     ADVANTUS
                                                                                   GOVERNMENT  GOVERNMENT  INTERNATIONAL
                                                                                    BOND 2006   BOND 2010      BOND
                                                                                   ----------  ----------  -------------
                                     ASSETS

Investments in shares of Advantus Series Fund, Inc.:
        Bond Portfolio, 109,837,240 shares at net asset value
                of $1.37 per share (cost $137,038,264) .........................            -           -            -
        Money Market Portfolio, 43,250,818 shares at net asset value
                of $1.00 per share (cost $43,250,818) ..........................            -           -            -
        Mortgage Securities Portfolio, 112,982,497 shares at net
                asset value of $1.34 per share (cost $137,421,821) .............            -           -            -
        Index 500 Portfolio, 71,121,744 shares at net asset value
                of $3.45 per share (cost $225,883,565) .........................            -           -            -
        Maturing Government Bond 2006 Portfolio, 7,096,391 shares
                 at net asset value of $1.40 per share (cost $8,849,117) .......    9,953,107           -            -
        Maturing Government Bond 2010 Portfolio, 4,933,516 shares at
                net asset value of $1.55 per share (cost $6,893,462) ...........            -   7,647,073            -
        International Bond Portfolio, 42,038,553 shares at net asset value
                of $1.31 per share (cost $42,533,847) ..........................            -           -   54,896,928
                                                                                   ----------   ---------   ----------
                                                                                    9,953,107   7,647,073   54,896,928
Receivable from Minnesota Life for contract purchase payments ..................            -         143            -
Receivable for investments sold ................................................       60,321           -        8,297
                                                                                   ----------   ---------   ----------
                  Total Assets .................................................   10,013,428   7,647,216   54,905,225
                                                                                   ----------   ---------   ----------

                                   LIABILITIES

Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges ................................................       60,321           -        8,297
Payable for investments purchased ..............................................            -         143            -
                                                                                   ----------   ---------   ----------
                  Total Liabilities ............................................       60,321         143        8,297
                                                                                   ----------   ---------   ----------
                  Net assets applicable to annuity contract owners .............    9,953,107   7,647,073   54,896,928
                                                                                   ==========   =========   ==========

                             CONTRACT OWNERS' EQUITY

Contracts in annuity payment period (note 2) ...................................      322,510     300,844      315,177
Contracts in accumulation period ...............................................    9,630,597   7,346,229   54,581,751
                                                                                   ----------   ---------   ----------
                  Total Contract Owners' equity ................................    9,953,107   7,647,073   54,896,928
                                                                                   ==========   =========   ==========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003

                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                                    ----------------------------------------------
                                                                                                  ADVANTUS
                                                                                      ADVANTUS      REAL      AIM V.I.
                                                                                     INDEX 400     ESTATE    AGGRESSIVE  AIM V.I.
                                                                                      MID-CAP    SECURITIES    GROWTH    BALANCED
                                                                                    -----------  ----------  ----------  ---------
                                     ASSETS

Investments in shares of Advantus Series Fund, Inc.:
          Index 400 Mid-Cap Portfolio, 20,549,580 shares at net asset value
                   of $1.29 per share (cost $22,968,139) .........................   26,607,103           -           -          -
          Real Estate Securities Portfolio, 31,112,132 shares at net asset value
                   of $1.46 per share (cost $33,212,254) .........................            -  45,304,398           -          -
Investments in shares of the AIM Variable Insurance Funds:
          AIM V.I. Aggressive Growth Fund, 83,808 shares at net asset value
                   of $10.55 per share (cost $791,986) ...........................            -           -     884,178          -
          AIM V.I. Balanced Fund, 134,403 shares at net asset value
                   of $9.95 per share (cost $1,265,464) ..........................            -           -           -  1,337,308
          AIM V.I. Dent Demographic Trends Fund, 106,705 shares at net asset value
                   of $5.19 per share (cost $499,261) ............................            -           -           -          -
          AIM V.I. Premier Equity Fund, 25,800 shares at net asset value
                   of $20.14 per share (cost $447,450) ...........................            -           -           -          -
Investments in shares of the American Century Variable Portfolios, Inc.:
          Income & Growth Fund, 381,848 shares at net asset value
                   of $6.56 per share (cost $2,242,910) ..........................            -           -           -          -
                                                                                    -----------  ----------  ----------  ---------
                                                                                     26,607,103  45,304,398     884,178  1,337,308
Receivable from Minnesota Life for contract purchase payments ....................      145,222     145,446       1,189          -
Receivable for investments sold ..................................................            -           -           -         73
                                                                                    -----------  ----------  ----------  ---------
                     Total Assets ................................................   26,752,325  45,449,844     885,367  1,337,381
                                                                                    -----------  ----------  ----------  ---------

                                   LIABILITIES

Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges ..................................................            -           -           -         82
Payable for investments purchased ................................................      145,249     145,486       1,191          -
                                                                                    -----------  ----------  ----------  ---------
                     Total Liabilities ...........................................      145,249     145,486       1,191         82
                                                                                    -----------  ----------  ----------  ---------
                     Net assets applicable to annuity contract owners ............  $26,607,076  45,304,358     884,176  1,337,299
                                                                                    ===========  ==========  ==========  =========

                             CONTRACT OWNERS' EQUITY

Contracts in annuity payment period (note 2) .....................................      371,158     366,098           -          -
Contracts in accumulation period .................................................   26,235,918  44,938,260     884,176  1,337,299
                                                                                    -----------  ----------  ----------  ---------
                     Total Contract Owners' equity ...............................  $26,607,076  45,304,358     884,176  1,337,299
                                                                                    ===========  ==========  ==========  =========

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                                    ----------------------------------
                                                                                      AIM V.I.               AMERICAN
                                                                                        DENT      AIM V.I.   CENTURY
                                                                                    DEMOGRAPHIC   PREMIER     INCOME
                                                                                       TRENDS      EQUITY   AND GROWTH
                                                                                    -----------  ---------  ----------
                                     ASSETS

Investments in shares of Advantus Series Fund, Inc.:
          Index 400 Mid-Cap Portfolio, 20,549,580 shares at net asset value
                   of $1.29 per share (cost $22,968,139) .........................           -           -          -
          Real Estate Securities Portfolio, 31,112,132 shares at net asset value
                   of $1.46 per share (cost $33,212,254) .........................           -           -          -
Investments in shares of the AIM Variable Insurance Funds:
          AIM V.I. Aggressive Growth Fund, 83,808 shares at net asset value
                   of $10.55 per share (cost $791,986) ...........................           -           -          -
          AIM V.I. Balanced Fund, 134,403 shares at net asset value
                   of $9.95 per share (cost $1,265,464) ..........................           -           -          -
          AIM V.I. Dent Demographic Trends Fund, 106,705 shares at net asset value
                   of $5.19 per share (cost $499,261) ............................     553,800           -          -
          AIM V.I. Premier Equity Fund, 25,800 shares at net asset value
                   of $20.14 per share (cost $447,450) ...........................           -     519,608          -
Investments in shares of the American Century Variable Portfolios, Inc.:
          Income & Growth Fund, 381,848 shares at net asset value
                   of $6.56 per share (cost $2,242,910) ..........................           -           -  2,504,923
                                                                                    ----------   ---------  ---------
                                                                                       553,800     519,608  2,504,923
Receivable from Minnesota Life for contract purchase payments ....................           -           -     18,770
Receivable for investments sold ..................................................          28       1,239          -
                                                                                    ----------   ---------  ---------
                     Total Assets ................................................     553,828     520,847  2,523,693
                                                                                    ----------   ---------  ---------

                                   LIABILITIES

Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges ..................................................          29       1,239          -
Payable for investments purchased ................................................           -           -     18,788
                                                                                    ----------   ---------  ---------
                     Total Liabilities ...........................................          29       1,239     18,788
                                                                                    ----------   ---------  ---------
                     Net assets applicable to annuity contract owners ............     553,799     519,608  2,504,905
                                                                                    ==========   =========  =========

                             CONTRACT OWNERS' EQUITY

Contracts in annuity payment period (note 2) .....................................           -           -          -
Contracts in accumulation period .................................................     553,799     519,608  2,504,905
                                                                                    ----------   ---------  ---------
                     Total Contract Owners' equity ...............................     553,799     519,608  2,504,905
                                                                                    ==========   =========  =========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                               ---------------------------------------------------
                                                                                                       CREDIT SUISSE
                                                                                 AMERICAN   AMERICAN      GLOBAL
                                                                                 CENTURY     CENTURY   POST-VENTURE   FIDELITY VIP
                                                                                  ULTRA       VALUE      CAPITAL       CONTRAFUND
                                                                               -----------  ---------  -------------  ------------
                                     ASSETS
Investments in shares of the American Century Variable Portfolios, Inc.:
          Ultra Fund, 1,682,478 shares at net asset value
                   of $9.16 per share (cost $14,072,499) ....................   15,411,500          -            -             -
          Value Fund, 360,272 shares at net asset value
                   of $7.78 per share (cost $2,398,214) .....................            -  2,802,915            -             -
Investments in shares of the Credit Suisse Trust:
          Global Post-Venture Capital Portfolio, 220,147 shares at net asset
                   value of $9.45 per share (cost $2,126,345) ...............            -          -    2,080,388             -
Investments in shares of the Fidelity Variable Insurance Products Funds:
          VIP Contrafund Portfolio, 1,486,611 shares at net asset value
                   of $22.93 per share (cost $31,639,252) ...................            -          -            -    34,087,983
          VIP Equity Income Portfolio, 2,470,043 shares at net asset value
                   of $22.96 per share (cost $50,889,128) ...................            -          -            -             -
          VIP Mid Cap Portfolio, 1,342,901 shares at net asset value
                   of $23.97 per share (cost $25,521,865) ...................            -          -            -             -
Investments in shares of the Franklin Templeton Variable Insurance
             Products Fund:
          Large Cap Growth Securities Fund, 86,706 shares at net asset value
                   of $13.87 per share (cost $1,083,333) ....................            -          -            -             -
                                                                               -----------  ---------    ---------    ----------
                                                                                15,411,500  2,802,915    2,080,388    34,087,983
Receivable from Minnesota Life for contract purchase payments ...............      302,698     47,599            -       497,655
Receivable for investments sold .............................................            -          -           57             -
                                                                               -----------  ---------    ---------    ----------
                     Total Assets ...........................................   15,714,198  2,850,514    2,080,445    34,585,638
                                                                               -----------  ---------    ---------    ----------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges .............................................      302,775     47,607            -       497,677
Payable for investments purchased ...........................................            -          -           57             -
                                                                               -----------  ---------    ---------    ----------
                     Total Liabilities ......................................      302,775     47,607           57       497,677
                                                                               -----------  ---------    ---------    ----------
                     Net assets applicable to annuity contract owners .......  $15,411,423  2,802,907    2,080,388    34,087,961
                                                                               ===========  =========    =========    ==========

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ................................      601,368          0            0       246,418
Contracts in accumulation period ............................................   14,810,055  2,802,907    2,080,388    33,841,543
                                                                               -----------  ---------    ---------    ----------
                     Total Contract Owners' equity ..........................  $15,411,423  2,802,907    2,080,388    34,087,961
                                                                               ===========  =========    =========    ==========

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                               ---------------------------------------
                                                                                                             FRANKLIN
                                                                                                            LARGE CAP
                                                                               FIDELITY VIP   FIDELITY VIP    GROWTH
                                                                               EQUITY INCOME     MID CAP    SECURITIES
                                                                               -------------  ------------  ----------
                                     ASSETS
Investments in shares of the American Century Variable Portfolios, Inc.:
          Ultra Fund, 1,682,478 shares at net asset value
                   of $9.16 per share (cost $14,072,499) ....................             -             -            -
          Value Fund, 360,272 shares at net asset value
                   of $7.78 per share (cost $2,398,214) .....................             -             -            -
Investments in shares of the Credit Suisse Trust:
          Global Post-Venture Capital Portfolio, 220,147 shares at net asset
                   value of $9.45 per share (cost $2,126,345) ...............             -             -            -
Investments in shares of the Fidelity Variable Insurance Products Funds:
          VIP Contrafund Portfolio, 1,486,611 shares at net asset value
                   of $22.93 per share (cost $31,639,252) ...................             -             -            -
          VIP Equity Income Portfolio, 2,470,043 shares at net asset value
                   of $22.96 per share (cost $50,889,128) ...................    56,712,188             -            -
          VIP Mid Cap Portfolio, 1,342,901 shares at net asset value
                   of $23.97 per share (cost $25,521,865) ...................             -    32,189,329            -
Investments in shares of the Franklin Templeton Variable Insurance
             Products Fund:
          Large Cap Growth Securities Fund, 86,706 shares at net asset value
                   of $13.87 per share (cost $1,083,333) ....................             -             -    1,202,613
                                                                                 ----------    ----------    ---------
                                                                                 56,712,188    32,189,329    1,202,613
Receivable from Minnesota Life for contract purchase payments ...............       367,876        78,329        7,658
Receivable for investments sold .............................................             -             -            -
                                                                                 ----------    ----------    ---------
                     Total Assets ...........................................    57,080,064    32,267,658    1,210,271
                                                                                 ----------    ----------    ---------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges .............................................       368,001        78,359        7,663
Payable for investments purchased ...........................................             -             -            -
                                                                                 ----------    ----------    ---------
                     Total Liabilities ......................................       368,001        78,359        7,663
                                                                                 ----------    ----------    ---------
                     Net assets applicable to annuity contract owners .......    56,712,063    32,189,299    1,202,608
                                                                                 ==========    ==========    =========

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ................................       982,048       410,190            0
Contracts in accumulation period ............................................    55,730,015    31,779,109    1,202,608
                                                                                 ----------    ----------    ---------
                     Total Contract Owners' equity ..........................    56,712,063    32,189,299    1,202,608
                                                                                 ==========    ==========    =========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                       -----------------------------------------------------
                                                                                                  TEMPLETON
                                                                                     FRANKLIN     DEVELOPING   TEMPLETON
                                                                        FRANKLIN   MUTUAL SHARES   MARKETS    GLOBAL ASSET
                                                                        SMALL CAP   SECURITIES    SECURITIES   ALLOCATION
                                                                       ----------- -------------  ----------  ------------
                                     ASSETS
Investments in shares of the Franklin Templeton Variable Insurance
 Products Fund:
          Small Cap Fund, 773,923 shares at net asset value
                   of $17.43 per share (cost $12,565,037) ...........   13,489,473            -            -            -
          Mutual Shares Securities Fund, 184,879 shares at net
                   asset value of $14.89 per share (cost $2,435,853)             -    2,752,847            -            -
          Developing Market Securities Fund, 1,822,227 shares at net
                   asset value of $7.09 per share (cost $10,924,963)             -            -   12,919,592            -
          Global Asset Allocation Fund, 321,089 shares at net
                   asset value of $18.64 per share (cost $5,023,794)             -            -            -    5,985,105
Investments in shares of the Janus Aspen Series:
          Balanced Portfolio, 88,855 shares at net asset value
                   of $23.82 per share (cost $1,977,776) ............            -            -            -            -
          Capital Appreciation Portfolio, 904,189 shares at net
                   asset value of $20.68 per share (cost $24,562,924)            -            -            -            -
          International Growth Portfolio, 707,952 shares at net
                   asset value of $22.89 per share (cost $21,288,969)            -            -            -            -
                                                                       -----------    ---------   ----------    ---------
                                                                        13,489,473    2,752,847   12,919,592    5,985,105
Receivable from Minnesota Life for contract purchase payments .......       20,825       20,354            -          898
Receivable for investments sold .....................................            -            -       11,885            -
                                                                       -----------    ---------   ----------    ---------
                     Total Assets ...................................   13,510,298    2,773,201   12,931,477    5,986,003
                                                                       -----------    ---------   ----------    ---------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations,
  withdrawal payments and mortality and expense charges .............            -            -       11,895            -
Payable for investments purchased ...................................       20,837       20,365            -          898
                                                                       -----------    ---------   ----------    ---------
                     Total Liabilities ..............................       20,837       20,365       11,895          898
                                                                       -----------    ---------   ----------    ---------
                     Net assets applicable to annuity contract owners  $13,489,461    2,752,836   12,919,582    5,985,105
                                                                       ===========    =========   ==========    =========

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ........................       78,560            -      302,194       51,918
Contracts in accumulation period ....................................   13,410,901    2,752,836   12,617,388    5,933,187
                                                                       -----------    ---------   ----------    ---------
                     Total Contract Owners' equity ..................  $13,489,461    2,752,836   12,919,582    5,985,105
                                                                       ===========    =========   ==========    =========

                                                                                SEGREGATED SUB-ACCOUNTS
                                                                       ----------------------------------------

                                                                          JANUS        JANUS       JANUS ASPEN
                                                                          ASPEN    ASPEN CAPITAL  INTERNATIONAL
                                                                        BALANCED   APPRECIATION      GROWTH
                                                                       ----------  -------------  -------------
                                     ASSETS
Investments in shares of the Franklin Templeton Variable Insurance
 Products Fund:
          Small Cap Fund, 773,923 shares at net asset value
                   of $17.43 per share (cost $12,565,037) ...........           -            -              -
          Mutual Shares Securities Fund, 184,879 shares at net
                   asset value of $14.89 per share (cost $2,435,853)            -            -              -
          Developing Market Securities Fund, 1,822,227 shares at net
                   asset value of $7.09 per share (cost $10,924,963)            -            -              -
          Global Asset Allocation Fund, 321,089 shares at net
                   asset value of $18.64 per share (cost $5,023,794)            -            -              -
Investments in shares of the Janus Aspen Series:
          Balanced Portfolio, 88,855 shares at net asset value
                   of $23.82 per share (cost $1,977,776) ............   2,116,527            -              -
          Capital Appreciation Portfolio, 904,189 shares at net
                   asset value of $20.68 per share (cost $24,562,924)           -   18,698,618              -
          International Growth Portfolio, 707,952 shares at net
                   asset value of $22.89 per share (cost $21,288,969)           -            -     16,205,022
                                                                        ---------   ----------     ----------
                                                                        2,116,527   18,698,618     16,205,022
Receivable from Minnesota Life for contract purchase payments .......           -            -         12,470
Receivable for investments sold .....................................      18,626       25,145              -
                                                                        ---------   ----------     ----------
                     Total Assets ...................................   2,135,153   18,723,763     16,217,492
                                                                        ---------   ----------     ----------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations,
  withdrawal payments and mortality and expense charges .............      18,633       25,149              -
Payable for investments purchased ...................................           -            -         12,474
                                                                        ---------   ----------     ----------
                     Total Liabilities ..............................      18,633       25,149         12,474
                                                                        ---------   ----------     ----------
                     Net assets applicable to annuity contract owners   2,116,520   18,698,614     16,205,018
                                                                        =========   ==========     ==========

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ........................           -      132,909        131,767
Contracts in accumulation period ....................................   2,116,520   18,565,705     16,073,251
                                                                        ---------   ----------     ----------
                     Total Contract Owners' equity ..................   2,116,520   18,698,614     16,205,018
                                                                        =========   ==========     ==========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                              ----------------------------------------------
                                                                                  MFS         MFS        MFS
                                                                               INVESTORS    MID CAP      NEW         MFS
                                                                              GROWTH STOCK  GROWTH    DISCOVERY     VALUE
                                                                              ------------  --------  ----------  ----------
                                     ASSETS
Investments in shares of the MFS Variable Insurance Trust:
          Investors Growth Stock Series, 170,692 shares at net asset value
                   of $8.57 per share (cost $1,359,909) ....................    1,462,828          -           -           -
          Mid Cap Growth Series, 152,465 shares at net asset value
                   of $6.12 per share (cost $863,743) ......................            -    933,087           -           -
          New Discovery Series, 422,990 shares at net asset value
                   of $13.85 per share (cost $5,457,299) ...................            -          -   5,858,409           -
          Value Series, 216,912 shares at net asset value
                   of $10.73 per share (cost $1,989,910) ...................            -          -           -   2,327,465
Investments in shares of the Oppenheimer Variable Account Funds:
          Capital Appreciation Fund, 72,393 shares at net asset value
                   of $34.53 per share (cost $2,227,220) ...................            -          -           -           -
          High Income Fund, 910,849 shares at net asset value
                   of $8.58 per share (cost $7,361,536) ....................            -          -           -           -
Investments in shares of the Panorama Series Funds, Inc:
          International Growth, 1,634,097 shares at net asset value
                   of $1.16 per share (cost $1,689,473) ....................            -          -           -           -
                                                                               ----------   --------  ----------  ----------
                                                                                1,462,828    933,087   5,858,409   2,327,465
Receivable from Minnesota Life for contract purchase payments ..............           62          -           -      22,018
Receivable for investments sold ............................................            -          5     358,788           -
                                                                               ----------   --------  ----------  ----------
                     Total Assets ..........................................    1,462,890    933,092   6,217,197   2,349,483
                                                                               ----------   --------  ----------  ----------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges ............................................            -          9     358,823           -
Payable for investments purchased ..........................................           66          -           -      22,024
                                                                               ----------   --------  ----------  ----------
                     Total Liabilities .....................................           66          9     358,823      22,024
                                                                               ----------   --------  ----------  ----------
                     Net assets applicable to annuity contract owners ......   $1,462,824    933,083   5,858,374   2,327,459
                                                                               ==========   ========  ==========  ==========

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ...............................            -          -     161,299           -
Contracts in accumulation period ...........................................    1,462,824    933,083   5,697,075   2,327,459
                                                                               ----------   --------  ----------  ----------
                     Total Contract Owners' equity .........................   $1,462,824    933,083   5,858,374   2,327,459
                                                                               ==========   ========  ==========  ==========

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                              ----------------------------------------
                                                                              OPPENHEIMER                 OPPENHEIMER
                                                                                CAPITAL     OPPENHEIMER  INTERNATIONAL
                                                                              APPRECIATION  HIGH INCOME      GROWTH
                                                                              ------------  -----------  -------------
                                     ASSETS
Investments in shares of the MFS Variable Insurance Trust:
          Investors Growth Stock Series, 170,692 shares at net asset value
                   of $8.57 per share (cost $1,359,909) ....................            -            -             -
          Mid Cap Growth Series, 152,465 shares at net asset value
                   of $6.12 per share (cost $863,743) ......................            -            -             -
          New Discovery Series, 422,990 shares at net asset value
                   of $13.85 per share (cost $5,457,299) ...................            -            -             -
          Value Series, 216,912 shares at net asset value
                   of $10.73 per share (cost $1,989,910) ...................            -            -             -
Investments in shares of the Oppenheimer Variable Account Funds:
          Capital Appreciation Fund, 72,393 shares at net asset value
                   of $34.53 per share (cost $2,227,220) ...................    2,499,725            -             -
          High Income Fund, 910,849 shares at net asset value
                   of $8.58 per share (cost $7,361,536) ....................            -    7,815,081             -
Investments in shares of the Panorama Series Funds, Inc:
          International Growth, 1,634,097 shares at net asset value
                   of $1.16 per share (cost $1,689,473) ....................            -            -     1,895,553
                                                                               ----------    ---------     ---------
                                                                                2,499,725    7,815,081     1,895,553
Receivable from Minnesota Life for contract purchase payments ..............       21,223      159,904        55,254
Receivable for investments sold ............................................            -            -             -
                                                                               ----------    ---------     ---------
                     Total Assets ..........................................    2,520,948    7,974,985     1,950,807
                                                                               ----------    ---------     ---------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges ............................................            -            -             -
Payable for investments purchased ..........................................       21,227      159,945        55,261
                                                                               ----------    ---------     ---------
                     Total Liabilities .....................................       21,227      159,945        55,261
                                                                               ----------    ---------     ---------
                     Net assets applicable to annuity contract owners ......    2,499,721    7,815,040     1,895,546
                                                                               ==========    =========     =========

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ...............................            -      181,519             -
Contracts in accumulation period ...........................................    2,499,721    7,633,521     1,895,546
                                                                               ----------    ---------     ---------
                     Total Contract Owners' equity .........................    2,499,721    7,815,040     1,895,546
                                                                               ==========    =========     =========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2003

                                                                                                SEGREGATED SUB-ACCOUNTS
                                                                                  --------------------------------------------------
                                                                                  PUTNAM VT     PUTNAM VT      PUTNAM VT   PUTNAM VT
                                                                                  GROWTH AND  INTERNATIONAL       NEW         NEW
                                                                                    INCOME       EQUITY      OPPORTUNITIES   VALUE
                                                                                  ----------  -------------  ------------- ---------
                                     ASSETS
Investments in shares of the Putnam Variable Trust:
          Putnam VT Growth and Income Fund, 53,070 shares at net asset value
                   of $23.26 per share (cost $1,055,293) .......................   1,234,415            -             -            -
          Putnam VT International Equity Fund, 565,933 shares at net asset value
                   of $12.85 per share (cost $6,334,584) .......................           -    7,272,245             -            -
          Putnam VT New Opportunities Fund, 19,383 shares at net asset value
                   of $15.23 per share (cost $263,517) .........................           -            -       295,199            -
          Putnam VT New Value Fund, 62,361 shares at net asset value
                   of $14.27 per share (cost $775,393) .........................           -            -             -      889,896
          Putnam VT Voyager Fund, 24,470 shares at net asset value
                   of $25.96 per share (cost $571,364) .........................           -            -             -            -
Investments in shares of the Van Kampen Funds:
          Growth and Income Portfolio, 14,843 shares at net asset value
                   of $17.03 per share (cost $225,414) .........................           -            -             -            -
          Emerging Growth Portfolio, 5,900 shares at net asset value
                   of $24.20 per share (cost $139,922) .........................           -            -             -            -
                                                                                  ----------   ----------       -------    ---------
                                                                                   1,234,415    7,272,245       295,199      889,896
Receivable from Minnesota Life for contract purchase payments ..................           5       88,042            20            -
Receivable for investments sold ................................................           -            -             -        3,963
                                                                                  ----------   ----------       -------    ---------
                     Total Assets ..............................................   1,234,420    7,360,287       295,219      893,859
                                                                                  ----------   ----------       -------    ---------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges ................................................           -            -             -        3,966
Payable for investments purchased ..............................................           9       88,074            21            -
                                                                                  ----------   ----------       -------    ---------
                     Total Liabilities .........................................           9       88,074            21        3,966
                                                                                  ----------   ----------       -------    ---------
                     Net assets applicable to annuity contract owners ..........  $1,234,411    7,272,213       295,198      889,893
                                                                                  ==========   ==========       =======    =========

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ...................................           -            -             -            -
Contracts in accumulation period ...............................................   1,234,411    7,272,213       295,198      889,893
                                                                                  ----------   ----------       -------    ---------
                     Total Contract Owners' equity .............................  $1,234,411    7,272,213       295,198      889,893
                                                                                  ==========   ==========       =======    =========

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                                  ---------------------------------
                                                                                             VAN KAMPEN  VAN KAMPEN
                                                                                  PUTNAM VT  GROWTH AND   EMERGING
                                                                                   VOYAGER     INCOME      GROWTH
                                                                                  ---------  ----------  ----------
                                     ASSETS
Investments in shares of the Putnam Variable Trust:
          Putnam VT Growth and Income Fund, 53,070 shares at net asset value
                   of $23.26 per share (cost $1,055,293) .......................          -           -           -
          Putnam VT International Equity Fund, 565,933 shares at net asset value
                   of $12.85 per share (cost $6,334,584) .......................          -           -           -
          Putnam VT New Opportunities Fund, 19,383 shares at net asset value
                   of $15.23 per share (cost $263,517) .........................          -           -           -
          Putnam VT New Value Fund, 62,361 shares at net asset value
                   of $14.27 per share (cost $775,393) .........................          -           -           -
          Putnam VT Voyager Fund, 24,470 shares at net asset value
                   of $25.96 per share (cost $571,364) .........................    635,248           -           -
Investments in shares of the Van Kampen Funds:
          Growth and Income Portfolio, 14,843 shares at net asset value
                   of $17.03 per share (cost $225,414) .........................          -     252,780           -
          Emerging Growth Portfolio, 5,900 shares at net asset value
                   of $24.20 per share (cost $139,922) .........................          -           -     142,786
                                                                                  ---------  ----------  ----------
                                                                                    635,248     252,780     142,786
Receivable from Minnesota Life for contract purchase payments ..................         90           -           -
Receivable for investments sold ................................................          -          12           7
                                                                                  ---------  ----------  ----------
                     Total Assets ..............................................    635,338     252,792     142,793
                                                                                  ---------  ----------  ----------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges ................................................          -          13           8
Payable for investments purchased ..............................................         91           -           -
                                                                                  ---------  ----------  ----------
                     Total Liabilities .........................................         91          13           8
                                                                                  ---------  ----------  ----------
                     Net assets applicable to annuity contract owners ..........    635,247     252,779     142,785
                                                                                  =========  ==========  ==========

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ...................................          -           -           -
Contracts in accumulation period ...............................................    635,247     252,779     142,785
                                                                                  ---------  ----------  ----------
                     Total Contract Owners' equity .............................    635,247     252,779     142,785
                                                                                  =========  ==========  ==========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                           ---------------------------------------------------------
                                                                                                                      WADDELL & REED
                                                                           VAN KAMPEN  WADDELL & REED  WADDELL & REED    SMALL CAP
                                                                            COMSTOCK       GROWTH       CORE EQUITY        GROWTH
                                                                           ----------  --------------  -------------- --------------
                                     ASSETS
Investments in shares of the Van Kampen Funds:
          Comstock Portfolio, 128,311 shares at net
                   asset value of $11.75 per share (cost $1,361,606) ....   1,507,659              -               -               -
Investments in shares of the Waddell & Reed Target Funds, Inc:
          Growth Portfolio, 23,635,353 shares at net
                   asset value of $8.13 per share (cost $233,039,881) ...           -    192,077,425               -               -
          Core Equity Portfolio, 1,229,165 shares at net asset value
                   of $9.40 per share (cost $13,653,771) ................           -              -      11,553,657               -
          Small Cap Growth Portfolio, 9,559,858 shares at net
                   asset value of $8.47 per share (cost $102,420,510) ....          -              -               -      80,974,863
          Balanced Portfolio, 34,521,264 shares at net asset value
                   of $7.15 per share (cost $277,681,922) ...............           -              -               -               -
          International II Portfolio, 9,161,611 shares at net
                   asset value of $15.89 per share (cost $136,969,456) ..           -              -               -               -
          International Portfolio, 161,685 shares at net
                   asset value of $5.87 per share (cost $905,526) .......           -              -               -               -
                                                                           ----------  -------------   -------------  --------------
                                                                            1,507,659    192,077,425      11,553,657      80,974,863
Receivable from Minnesota Life for contract purchase payments ...........      24,435              -               -               -
Receivable for investments sold .........................................           -         29,131          47,624          21,810
                                                                           ----------  -------------   -------------  --------------
                     Total Assets .......................................   1,532,094    192,106,556      11,601,281      80,996,673
                                                                           ----------  -------------   -------------  --------------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations,
  withdrawal payments and mortality and expense charges .................           -         29,141          47,625          21,815
Payable for investments purchased .......................................      24,445              -               -               -
                                                                           ----------  -------------   -------------  --------------
                     Total Liabilities ..................................      24,445         29,141          47,625          21,815
                                                                           ----------  -------------   -------------  --------------
                     Net assets applicable to annuity contract owners ...  $1,507,649    192,077,415      11,553,656      80,974,858
                                                                           ==========  =============   =============  ==============

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ............................           -      2,218,098         362,540       1,189,017
Contracts in accumulation period ........................................   1,507,649    189,859,317      11,191,116      79,785,841
                                                                           ----------  -------------   -------------  --------------
                     Total Contract Owners' equity ......................  $1,507,649    192,077,415      11,553,656      80,974,858
                                                                           ==========  =============   =============  ==============

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                           -------------------------------------------------

                                                                           WADDELL & REED   WADDELL & REED   WADDELL & REED
                                                                              BALANCED     INTERNATIONAL II  INTERNATIONAL
                                                                           --------------  ----------------  --------------
                                     ASSETS
Investments in shares of the Van Kampen Funds:
          Comstock Portfolio, 128,311 shares at net
                   asset value of $11.75 per share (cost $1,361,606) ....               -                -              -
Investments in shares of the Waddell & Reed Target Funds, Inc:
          Growth Portfolio, 23,635,353 shares at net
                   asset value of $8.13 per share (cost $233,039,881) ...               -                -              -
          Core Equity Portfolio, 1,229,165 shares at net asset value
                   of $9.40 per share (cost $13,653,771) ................               -                -              -
          Small Cap Growth Portfolio, 9,559,858 shares at net
                   asset value of $8.47 per share (cost $102,420,510) ...               -                -              -
          Balanced Portfolio, 34,521,264 shares at net asset value
                   of $7.15 per share (cost $277,681,922) ...............     246,795,963                -              -
          International II Portfolio, 9,161,611 shares at net
                   asset value of $15.89 per share (cost $136,969,456) ..               -      145,621,059              -
          International Portfolio, 161,685 shares at net
                   asset value of $5.87 per share (cost $905,526) .......               -                -        949,447
                                                                           --------------   --------------     ----------
                                                                              246,795,963      145,621,059        949,447
Receivable from Minnesota Life for contract purchase payments ...........               -                -         47,114
Receivable for investments sold .........................................         127,639           66,817              -
                                                                           --------------   --------------     ----------
                     Total Assets .......................................     246,923,602      145,687,876        996,561
                                                                           --------------   --------------     ----------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations,
  withdrawal payments and mortality and expense charges .................         127,656           66,869              -
Payable for investments purchased .......................................               -                -         47,119
                                                                           --------------   --------------     ----------
                     Total Liabilities ..................................         127,656           66,869         47,119
                                                                           --------------   --------------     ----------
                     Net assets applicable to annuity contract owners ...     246,795,946      145,621,007        949,442
                                                                           ==============   ==============     ==========

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ............................       4,663,830        1,710,103              -
Contracts in accumulation period ........................................     242,132,116      143,910,904        949,442
                                                                           --------------   --------------     ----------
                     Total Contract Owners' equity ......................     246,795,946      145,621,007        949,442
                                                                           ==============   ==============     ==========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                              ----------------------------------------------
                                                                              WADDELL & REED  WADDELL & REED
                                                                                 MICRO-CAP      SMALL CAP     WADDELL & REED
                                                                                  GROWTH          VALUE           VALUE
                                                                              --------------  --------------  --------------
                                     ASSETS
Investments in shares of the Waddell & Reed Target Funds, Inc:
          Micro-Cap Growth Portfolio, 1,731,047 shares at net asset value
                   of $13.45 per share (cost $27,875,793) ..................      23,278,425               -               -
          Small Cap Value Portfolio, 2,422,510 shares at net asset value
                   of $15.20 per share (cost $28,443,930) ..................               -      36,825,304               -
          Value Portfolio, 12,494,679 shares at net asset value
                   of $5.48 per share (cost $69,099,987) ...................               -               -      68,458,350
          Science & Technology Portfolio, 32,829 shares at net asset value
                   of $12.39 per share (cost $392,323) .....................               -               -               -
          Asset Strategy Portfolio, 67,124 shares at net asset value
                   of $6.92 per share (cost $451,102) ......................               -               -               -
                                                                              --------------  --------------  --------------
                                                                                  23,278,425      36,825,304      68,458,350
Receivable from Minnesota Life for contract purchase payments ..............               -               -               -
Receivable for investments sold ............................................           6,710           3,984         126,839
                                                                              --------------  --------------  --------------
                     Total Assets ..........................................      23,285,135      36,829,288      68,585,189
                                                                              --------------  --------------  --------------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges ............................................           6,716           4,001         126,843
Payable for investments purchased ..........................................               -               -               -
                                                                              --------------  --------------  --------------
                     Total Liabilities .....................................           6,716           4,001         126,843
                                                                              --------------  --------------  --------------
                     Net assets applicable to annuity contract owners ......  $   23,278,419      36,825,287      68,458,346
                                                                              ==============  ==============  ==============

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ...............................         191,294         615,231         990,295
Contracts in accumulation period ...........................................      23,087,125      36,210,056      67,468,051
                                                                              --------------  --------------  --------------
                     Total Contract Owners' equity .........................  $   23,278,419      36,825,287      68,458,346
                                                                              ==============  ==============  ==============

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                              ------------------------------
                                                                              WADDELL & REED  WADDELL & REED
                                                                                 SCIENCE &        ASSET
                                                                                TECHNOLOGY       STRATEGY
                                                                              --------------  --------------
                                     ASSETS
Investments in shares of the Waddell & Reed Target Funds, Inc:
          Micro-Cap Growth Portfolio, 1,731,047 shares at net asset value
                   of $13.45 per share (cost $27,875,793) ..................               -               -
          Small Cap Value Portfolio, 2,422,510 shares at net asset value
                   of $15.20 per share (cost $28,443,930) ..................               -               -
          Value Portfolio, 12,494,679 shares at net asset value
                   of $5.48 per share (cost $69,099,987) ...................               -               -
          Science & Technology Portfolio, 32,829 shares at net asset value
                   of $12.39 per share (cost $392,323) .....................         406,686               -
          Asset Strategy Portfolio, 67,124 shares at net asset value .......
                   of $6.92 per share (cost $451,102) ......................               -         464,747
                                                                              --------------  --------------
                                                                                     406,686         464,747
Receivable from Minnesota Life for contract purchase payments ..............           2,160               -
Receivable for investments sold ............................................               -              19
                                                                              --------------  --------------
                     Total Assets ..........................................         408,846         464,766
                                                                              --------------  --------------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges ............................................               -              20
Payable for investments purchased ..........................................           2,162               -
                                                                              --------------  --------------
                     Total Liabilities .....................................           2,162              20
                                                                              --------------  --------------
                     Net assets applicable to annuity contract owners ......         406,684         464,746
                                                                              ==============  ==============

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ...............................               -               -
Contracts in accumulation period ...........................................         406,684         464,746
                                                                              --------------  --------------
                     Total Contract Owners' equity .........................         406,684         464,746
                                                                              ==============  ==============

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                             -------------------------------------------------------

                                                                                             ADVANTUS      ADVANTUS      ADVANTUS
                                                                               ADVANTUS        MONEY       MORTGAGE        INDEX
                                                                                 BOND         MARKET      SECURITIES        500
                                                                             ------------  ------------  ------------  ------------
Investment income (loss):
          Investment income distributions from underlying mutual fund .....  $          -       338,205             -             -
          Mortality and expense charges and administrative charges (note 3)    (1,921,815)     (672,496)   (2,101,590)   (2,421,654)
                                                                             ------------  ------------  ------------  ------------
                  Investment income (loss) - net ..........................    (1,921,815)     (334,291)   (2,101,590)   (2,421,654)
                                                                             ------------  ------------  ------------  ------------

Realized and unrealized gains (losses) on investments - net:
                  Realized gain distributions from underlying mutual fund .             -             -             -             -
                                                                             ------------  ------------  ------------  ------------
                  Realized gains (losses) on sales of investments:
                                  Proceeds from sales .....................    31,999,179    57,655,422    40,213,815    33,870,308
                                  Cost of investments sold ................   (29,389,641)  (57,655,422)  (36,571,768)  (36,562,985)
                                                                             ------------  ------------  ------------  ------------
                                                                                2,609,538             -     3,642,047    (2,692,677)
                                                                             ------------  ------------  ------------  ------------
                  Net realized gains (losses) on investments ..............     2,609,538             -     3,642,047    (2,692,677)
                                                                             ------------  ------------  ------------  ------------

                  Net change in unrealized appreciation or depreciation
                     on investments .......................................     5,299,819             -     3,051,086    55,508,108
                                                                             ------------  ------------  ------------  ------------
                  Net gains on investments ................................     7,909,357             -     6,693,133    52,815,431
                                                                             ------------  ------------  ------------  ------------
Net increase in net assets resulting from operations ......................  $  5,987,542      (334,291)    4,591,543    50,393,777
                                                                             ============  ============  ============  ============

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                             -------------------------------------------
                                                                               ADVANTUS       ADVANTUS
                                                                               MATURING       MATURING        ADVANTUS
                                                                              GOVERNMENT     GOVERNMENT    INTERNATIONAL
                                                                              BOND 2006       BOND 2010         BOND
                                                                             ------------   ------------   -------------
Investment income (loss):
          Investment income distributions from underlying mutual fund .....             -              -               -
          Mortality and expense charges and administrative charges (note 3)      (129,822)      (118,328)       (652,801)
                                                                             ------------   ------------   -------------
                  Investment income (loss) - net ..........................      (129,822)      (118,328)       (652,801)
                                                                             ------------   ------------   -------------

Realized and unrealized gains (losses) on investments - net:
                  Realized gain distributions from underlying mutual fund .             -              -               -
                                                                             ------------   ------------   -------------
                  Realized gains (losses) on sales of investments:
                                  Proceeds from sales .....................     2,527,167      3,583,710       8,865,111
                                  Cost of investments sold ................    (2,210,002)    (3,112,346)     (7,490,263)
                                                                             ------------   ------------   -------------
                                                                                  317,165        471,364       1,374,848
                                                                             ------------   ------------   -------------
                  Net realized gains (losses) on investments ..............       317,165        471,364       1,374,848
                                                                             ------------   ------------   -------------

                  Net change in unrealized appreciation or depreciation
                     on investments .......................................       (97,362)      (211,021)      8,111,383
                                                                             ------------   ------------   -------------
                  Net gains on investments ................................       219,803        260,343       9,486,231
                                                                             ------------   ------------   -------------
Net increase in net assets resulting from operations ......................        89,981        142,015       8,833,430
                                                                             ============   ============   =============

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                             -----------------------------------------------------
                                                                                            ADVANTUS
                                                                              ADVANTUS       REAL         AIM V.I.
                                                                              INDEX 400      ESTATE      AGGRESSIVE     AIM V.I.
                                                                               MID-CAP     SECURITIES      GROWTH       BALANCED
                                                                             -----------   -----------   -----------   -----------
Investment income (loss):
          Investment income distributions from underlying mutual fund .....  $         -             -             -        23,689
          Mortality and expense charges and administrative charges (note 3)     (249,297)     (412,687)       (5,676)       (8,144)
                                                                             -----------   -----------   -----------   -----------
                  Investment income (loss) - net ..........................     (249,297)     (412,687)       (5,676)       15,545
                                                                             -----------   -----------   -----------   -----------

Realized and unrealized gains (losses) on investments - net:
                  Realized gain distributions from underlying mutual fund .            -             -             -             -
                                                                             -----------   -----------   -----------   -----------
                  Realized gains (losses) on sales of investments:
                                  Proceeds from sales .....................    8,624,709     4,201,952       154,219        68,971
                                  Cost of investments sold ................   (9,349,520)   (3,601,222)     (133,452)      (66,051)
                                                                             -----------   -----------   -----------   -----------
                                                                                (724,811)      600,730        20,767         2,920
                                                                             -----------   -----------   -----------   -----------
                  Net realized gains (losses) on investments ..............     (724,811)      600,730        20,767         2,920
                                                                             -----------   -----------   -----------   -----------

                  Net change in unrealized appreciation or depreciation
                     on investments .......................................    6,768,700    11,133,743        94,016        77,134
                                                                             -----------   -----------   -----------   -----------
                  Net gains on investments ................................    6,043,889    11,734,473       114,783        80,054
                                                                             -----------   -----------   -----------   -----------
Net increase in net assets resulting from operations ......................  $ 5,794,592    11,321,786       109,107        95,599
                                                                             ===========   ===========   ===========   ===========

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                                             ---------------------------------------
                                                                               AIM V.I.                   AMERICAN
                                                                                DENT         AIM V.I.     CENTURY
                                                                             DEMOGRAPHIC     PREMIER       INCOME
                                                                               TRENDS        EQUITY      AND GROWTH
                                                                             -----------   -----------   -----------
Investment income (loss):
          Investment income distributions from underlying mutual fund .....            -         1,086         4,142
          Mortality and expense charges and administrative charges (note 3)       (3,360)       (5,053)      (12,176)
                                                                             -----------   -----------   -----------
                  Investment income (loss) - net ..........................       (3,360)       (3,967)       (8,034)
                                                                             -----------   -----------   -----------

Realized and unrealized gains (losses) on investments - net:
                  Realized gain distributions from underlying mutual fund .            -             -             -
                                                                             -----------   -----------   -----------
                  Realized gains (losses) on sales of investments:
                                  Proceeds from sales .....................      132,783       169,907        31,621
                                  Cost of investments sold ................     (125,721)     (167,431)      (29,705)
                                                                             -----------   -----------   -----------
                                                                                   7,062         2,476         1,916
                                                                             -----------   -----------   -----------
                  Net realized gains (losses) on investments ..............        7,062         2,476         1,916
                                                                             -----------   -----------   -----------

                  Net change in unrealized appreciation or depreciation
                     on investments .......................................       59,800        80,888       272,684
                                                                             -----------   -----------   -----------
                  Net gains on investments ................................       66,862        83,364       274,600
                                                                             -----------   -----------   -----------
Net increase in net assets resulting from operations ......................       63,502        79,397       266,566
                                                                             ===========   ===========   ===========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                             ---------------------------------------------
                                                                                                             CREDIT SUISSE
                                                                               AMERICAN        AMERICAN           GLOBAL
                                                                               CENTURY          CENTURY       POST-VENTURE
                                                                                ULTRA            VALUE          CAPITAL
                                                                             -------------   -------------   -------------
Investment income (loss):
          Investment income distributions from underlying mutual fund .....  $           -           8,302               -
          Mortality and expense charges and administrative charges (note 3)        (91,006)        (18,755)        (14,227)
                                                                             -------------   -------------   -------------
                  Investment income (loss) - net ..........................        (91,006)        (10,453)        (14,227)
                                                                             -------------   -------------   -------------

Realized and unrealized gains (losses) on investments - net:
                  Realized gain distributions from underlying mutual fund .              -               -               -
                                                                             -------------   -------------   -------------
                  Realized gains (losses) on sales of investments:
                                  Proceeds from sales .....................        420,678         202,113         106,697
                                  Cost of investments sold ................       (388,848)       (185,043)       (161,695)
                                                                             -------------   -------------   -------------
                                                                                    31,830          17,070         (54,998)
                                                                             -------------   -------------   -------------
                  Net realized gains (losses) on investments ..............         31,830          17,070         (54,998)
                                                                             -------------   -------------   -------------

                  Net change in unrealized appreciation or depreciation
                     on investments .......................................      1,505,616         412,718         475,620
                                                                             -------------   -------------   -------------
                  Net gains on investments ................................      1,537,446         429,788         420,622
                                                                             -------------   -------------   -------------
Net increase in net assets resulting from operations ......................  $   1,446,440         419,335         406,395
                                                                             =============   =============   =============

                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                             -------------------------------------------------------
                                                                                                                          FRANKLIN
                                                                                                                          LARGE CAP
                                                                             FIDELITY VIP   FIDELITY VIP   FIDELITY VIP    GROWTH
                                                                              CONTRAFUND   EQUITY INCOME      MID CAP    SECURITIES
                                                                             ------------  -------------  -------------  ----------
Investment income (loss):
          Investment income distributions from underlying mutual fund .....        72,322        487,572         58,873       2,243
          Mortality and expense charges and administrative charges (note 3)      (337,713)      (488,107)      (309,739)     (6,748)
                                                                             ------------  -------------  -------------  ----------
                  Investment income (loss) - net ..........................      (265,391)          (535)      (250,866)     (4,505)
                                                                             ------------  -------------  -------------  ----------

Realized and unrealized gains (losses) on investments - net:
                  Realized gain distributions from underlying mutual fund .             -              -              -           -
                                                                             ------------  -------------  -------------  ----------
                  Realized gains (losses) on sales of investments:
                                  Proceeds from sales .....................     3,045,775      5,132,155      4,030,359      53,712
                                  Cost of investments sold ................    (3,422,767)    (5,659,268)    (3,974,709)    (56,925)
                                                                             ------------  -------------  -------------  ----------
                                                                                 (376,992)      (527,113)        55,650      (3,213)
                                                                             ------------  -------------  -------------  ----------
                  Net realized gains (losses) on investments ..............      (376,992)      (527,113)        55,650      (3,213)
                                                                             ------------  -------------  -------------  ----------

                  Net change in unrealized appreciation or depreciation
                     on investments .......................................     7,046,174     10,934,061      8,176,961     130,608
                                                                             ------------  -------------  -------------  ----------
                  Net gains on investments ................................     6,669,182     10,406,948      8,232,611     127,395
                                                                             ------------  -------------  -------------  ----------
Net increase in net assets resulting from operations ......................     6,403,791     10,406,413      7,981,745     122,890
                                                                             ============  =============  =============  ==========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                        ------------------------------------------------------------
                                                                                                         TEMPLETON
                                                                                          FRANKLIN       DEVELOPING      TEMPLETON
                                                                         FRANKLIN      MUTUAL SHARES      MARKETS       GLOBAL ASSET
                                                                         SMALL CAP       SECURITIES      SECURITIES      ALLOCATION
                                                                        ------------   -------------    -----------     ------------
Investment income (loss):
   Investment income distributions from underlying mutual fund .....    $         -          10,835          98,248         111,903
   Mortality and expense charges and administrative charges
     (note 3) ......................................................       (126,765)        (17,974)       (114,668)        (59,505)
                                                                        -----------     -----------     -----------     -----------
      Investment income (loss) - net ...............................       (126,765)         (7,139)        (16,420)         52,398
                                                                        -----------     -----------     -----------     -----------

Realized and unrealized gains (losses) on investments - net:
      Realized gain distributions from underlying mutual fund ......              -               -               -               -
                                                                        -----------     -----------     -----------     -----------
      Realized gains (losses) on sales of investments:
               Proceeds from sales .................................      1,326,185         111,715       7,971,320       1,029,563
               Cost of investments sold ............................     (1,590,034)       (105,446)     (7,949,196)     (1,040,067)
                                                                        -----------     -----------     -----------     -----------
                                                                           (263,849)          6,269          22,124         (10,504)
                                                                        -----------     -----------     -----------     -----------
      Net realized gains (losses) on investments ...................       (263,849)          6,269          22,124         (10,504)
                                                                        -----------     -----------     -----------     -----------

      Net change in unrealized appreciation or depreciation
         on investments ............................................      3,443,157         334,759       4,007,474       1,250,618
                                                                        -----------     -----------     -----------     -----------
      Net gains on investments .....................................      3,179,308         341,028       4,029,598       1,240,114
                                                                        -----------     -----------     -----------     -----------
Net increase in net assets resulting from operations ...............    $ 3,052,543         333,889       4,013,178       1,292,512
                                                                        ===========     ===========     ===========     ===========

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                        -------------------------------------------
                                                                           JANUS           JANUS        JANUS ASPEN
                                                                           ASPEN       ASPEN CAPITAL   INTERNATIONAL
                                                                          BALANCED      APPRECIATION      GROWTH
                                                                        ------------   -------------   ------------
Investment income (loss):
   Investment income distributions from underlying mutual fund .....    $    27,906          42,750         135,910
   Mortality and expense charges and administrative charges
     (note 3) ......................................................        (17,643)       (230,142)       (179,750)
                                                                        -----------     -----------     -----------
      Investment income (loss) - net ...............................         10,263        (187,392)        (43,840)
                                                                        -----------     -----------     -----------

Realized and unrealized gains (losses) on investments - net:
      Realized gain distributions from underlying mutual fund ......              -               -               -
                                                                        -----------     -----------     -----------
      Realized gains (losses) on sales of investments:
               Proceeds from sales .................................        188,545       4,512,998       5,240,036
               Cost of investments sold ............................       (182,853)     (7,407,052)     (7,811,045)
                                                                        -----------     -----------     -----------
                                                                              5,692      (2,894,054)     (2,571,009)
                                                                        -----------     -----------     -----------
      Net realized gains (losses) on investments ...................          5,692      (2,894,054)     (2,571,009)
                                                                        -----------     -----------     -----------

      Net change in unrealized appreciation or depreciation
         on investments ............................................        152,245       6,104,992       6,726,122
                                                                        -----------     -----------     -----------
      Net gains on investments .....................................        157,937       3,210,938       4,155,113
                                                                        -----------     -----------     -----------
Net increase in net assets resulting from operations ...............        168,200       3,023,546       4,111,273
                                                                        ===========     ===========     ===========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                          ---------------------------------------------------------
                                                                               MFS            MFS            MFS
                                                                            INVESTORS       MID CAP          NEW            MFS
                                                                          GROWTH STOCK      GROWTH        DISCOVERY        VALUE
                                                                          ------------    ----------     ----------     ----------
Investment income (loss):
      Investment income distributions from underlying mutual fund .....    $        -              -              -          1,691
      Mortality and expense charges and administrative charges
        (note 3) ......................................................        (8,076)        (4,749)       (35,283)       (17,462)
                                                                           ----------     ----------     ----------     ----------
           Investment income (loss) - net .............................        (8,076)        (4,749)       (35,283)       (15,771)
                                                                           ----------     ----------     ----------     ----------

Realized and unrealized gains (losses) on investments - net:
           Realized gain distributions from underlying mutual fund ....             -              -              -              -
                                                                           ----------     ----------     ----------     ----------
           Realized gains (losses) on sales of investments:
                    Proceeds from sales ...............................        29,659        152,321      2,749,917        141,812
                    Cost of investments sold ..........................       (28,253)      (136,110)    (2,539,747)      (140,605)
                                                                           ----------     ----------     ----------     ----------
                                                                                1,406         16,211        210,170          1,207
                                                                           ----------     ----------     ----------     ----------
           Net realized gains (losses) on investments .................         1,406         16,211        210,170          1,207
                                                                           ----------     ----------     ----------     ----------

           Net change in unrealized appreciation or depreciation
              on investments ..........................................       116,595         73,827        479,483        344,065
                                                                           ----------     ----------     ----------     ----------
           Net gains on investments ...................................       118,001         90,038        689,653        345,272
                                                                           ----------     ----------     ----------     ----------
Net increase in net assets resulting from operations ..................    $  109,925         85,289        654,370        329,501
                                                                           ==========     ==========     ==========     ==========

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                           --------------------------------------------
                                                                              OPPENHEIMER                   OPPENHEIMER
                                                                                CAPITAL     OPPENHEIMER   INTERNATIONAL
                                                                             APPRECIATION   HIGH INCOME       GROWTH
                                                                           --------------   -----------   -------------
Investment income (loss):
      Investment income distributions from underlying mutual fund .....            2,311        106,249          3,946
      Mortality and expense charges and administrative charges
        (note 3) ......................................................          (15,369)       (44,296)        (9,554)
                                                                              ----------     ----------     ----------
           Investment income (loss) - net .............................          (13,058)        61,953         (5,608)
                                                                              ----------     ----------     ----------

Realized and unrealized gains (losses) on investments - net:
           Realized gain distributions from underlying mutual fund ....                -              -              -
                                                                              ----------     ----------     ----------
           Realized gains (losses) on sales of investments:
                    Proceeds from sales ...............................          379,982      1,113,325      3,018,447
                    Cost of investments sold ..........................         (326,873)    (1,031,887)    (2,881,139)
                                                                              ----------     ----------     ----------
                                                                                  53,109         81,438        137,308
                                                                              ----------     ----------     ----------
           Net realized gains (losses) on investments .................           53,109         81,438        137,308
                                                                              ----------     ----------     ----------

           Net change in unrealized appreciation or depreciation
              on investments ..........................................          260,661        449,318        230,784
                                                                              ----------     ----------     ----------
           Net gains on investments ...................................          313,770        530,756        368,092
                                                                              ----------     ----------     ----------
Net increase in net assets resulting from operations ..................          300,712        592,709        362,484
                                                                              ==========     ==========     ==========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                           ---------------------------------------------------------
                                                                           PUTNAM VT       PUTNAM VT      PUTNAM VT       PUTNAM VT
                                                                           GROWTH AND    INTERNATIONAL       NEW             NEW
                                                                             INCOME          EQUITY     OPPORTUNITIES       VALUE
                                                                           ----------    -------------  -------------   ------------
Investment income (loss):
      Investment income distributions from underlying mutual fund .....    $    6,968         17,755              0          2,655
      Mortality and expense charges and administrative charges
        (note 3) ......................................................        (9,567)       (47,598)        (2,153)        (5,489)
                                                                           ----------     ----------     ----------     ----------
           Investment income (loss) - net .............................        (2,599)       (29,843)        (2,153)        (2,834)
                                                                           ----------     ----------     ----------     ----------

Realized and unrealized gains (losses) on investments - net:
           Realized gain distributions from underlying mutual fund ....             -              -              -              -
                                                                           ----------     ----------     ----------     ----------
           Realized gains (losses) on sales of investments:
                    Proceeds from sales ...............................       170,958      2,282,956         49,258        195,536
                    Cost of investments sold ..........................      (158,607)    (2,089,063)       (41,168)      (179,468)
                                                                           ----------     ----------     ----------     ----------
                                                                               12,351        193,893          8,090         16,068
                                                                           ----------     ----------     ----------     ----------
           Net realized gains (losses) on investments .................        12,351        193,893          8,090         16,068
                                                                           ----------     ----------     ----------     ----------

           Net change in unrealized appreciation or depreciation
              on investments ..........................................       179,755        996,407         34,101        122,395
                                                                           ----------     ----------     ----------     ----------
           Net gains on investments ...................................       192,106      1,190,300         42,191        138,463
                                                                           ----------     ----------     ----------     ----------
Net increase in net assets resulting from operations ..................    $  189,507      1,160,457         40,038        135,629
                                                                           ==========     ==========     ==========     ==========

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                           ----------------------------------------
                                                                                          VAN KAMPEN     VAN KAMPEN
                                                                            PUTNAM VT     GROWTH AND      EMERGING
                                                                             VOYAGER        INCOME         GROWTH
                                                                           ----------     ----------     ----------
Investment income (loss):
      Investment income distributions from underlying mutual fund .....           811             31              -
      Mortality and expense charges and administrative charges
        (note 3) ......................................................        (4,973)        (1,168)          (412)
                                                                           ----------     ----------     ----------
           Investment income (loss) - net .............................        (4,162)        (1,137)          (412)
                                                                           ----------     ----------     ----------

Realized and unrealized gains (losses) on investments - net:
           Realized gain distributions from underlying mutual fund ....             -              -              -
                                                                           ----------     ----------     ----------
           Realized gains (losses) on sales of investments:
                    Proceeds from sales ...............................        51,944         23,953         45,376
                    Cost of investments sold ..........................       (49,118)       (19,700)       (42,710)
                                                                           ----------     ----------     ----------
                                                                                2,826          4,253          2,666
                                                                           ----------     ----------     ----------
           Net realized gains (losses) on investments .................         2,826          4,253          2,666
                                                                           ----------     ----------     ----------

           Net change in unrealized appreciation or depreciation
              on investments ..........................................        74,628         27,366          2,864
                                                                           ----------     ----------     ----------
           Net gains on investments ...................................        77,454         31,619          5,530
                                                                           ----------     ----------     ----------
Net increase in net assets resulting from operations ..................        73,292         30,482          5,118
                                                                           ==========     ==========     ==========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                         -----------------------------------------------------------
                                                                                                                     WADDELL & REED
                                                                          VAN KAMPEN   WADDELL & REED WADDELL & REED    SMALL CAP
                                                                           COMSTOCK        GROWTH       CORE EQUITY      GROWTH
                                                                         ------------  -------------- -------------- ---------------
Investment income (loss):
      Investment income distributions from underlying mutual fund .....  $        369          1,915         81,074              -
      Mortality and expense charges and administrative charges
        (note 3).......................................................        (5,628)    (2,207,795)      (139,705)      (837,293)
                                                                         ------------   ------------   ------------   ------------
           Investment income (loss) - net .............................        (5,259)    (2,205,880)       (58,631)      (837,293)
                                                                         ------------   ------------   ------------   ------------

Realized and unrealized gains (losses) on investments - net:
           Realized gain distributions from underlying mutual fund ....             -              -              -              -
                                                                         ------------   ------------   ------------   ------------
           Realized gains (losses) on sales of investments:
                    Proceeds from sales ...............................        14,386    116,480,498      3,222,561     10,477,759
                    Cost of investments sold ..........................       (11,931)  (205,244,980)    (4,519,824)   (17,238,482)
                                                                         ------------   ------------   ------------   ------------
                                                                                2,455    (88,764,482)    (1,297,263)    (6,760,723)
                                                                         ------------   ------------   ------------   ------------
           Net realized gains (losses) on investments .................         2,455    (88,764,482)    (1,297,263)    (6,760,723)
                                                                         ------------   ------------   ------------   ------------

           Net change in unrealized appreciation or depreciation
              on investments ..........................................       146,053    128,776,175      3,307,709     33,657,567
                                                                         ------------   ------------   ------------   ------------
           Net gains on investments ...................................       148,508     40,011,693      2,010,446     26,896,844
                                                                         ------------   ------------   ------------   ------------
Net increase in net assets resulting from operations ..................  $    143,249     37,805,813      1,951,815     26,059,551
                                                                         ============   ============   ============   ============

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                         ------------------------------------------------

                                                                         WADDELL & REED   WADDELL & REED   WADDELL & REED
                                                                            BALANCED     INTERNATIONAL II   INTERNATIONAL
                                                                         --------------  ----------------  --------------
Investment income (loss):
      Investment income distributions from underlying mutual fund .....      1,602,849        2,202,555           12,613
      Mortality and expense charges and administrative charges
        (note 3) ......................................................     (2,962,958)      (1,443,390)          (1,695)
                                                                          ------------     ------------     ------------
           Investment income (loss) - net .............................     (1,360,109)         759,165           10,918
                                                                          ------------     ------------     ------------

Realized and unrealized gains (losses) on investments - net:
           Realized gain distributions from underlying mutual fund ....              -                -                -
                                                                          ------------     ------------     ------------
           Realized gains (losses) on sales of investments:
                    Proceeds from sales ...............................     46,432,526       25,305,104          405,855
                    Cost of investments sold ..........................    (58,654,631)     (29,583,746)        (377,690)
                                                                          ------------     ------------     ------------
                                                                           (12,222,105)      (4,278,642)          28,165
                                                                          ------------     ------------     ------------
           Net realized gains (losses) on investments .................    (12,222,105)      (4,278,642)          28,165
                                                                          ------------     ------------     ------------

           Net change in unrealized appreciation or depreciation
              on investments ..........................................     56,301,546       48,964,735           43,921
                                                                          ------------     ------------     ------------
           Net gains on investments ...................................     44,079,441       44,686,093           72,086
                                                                          ------------     ------------     ------------
Net increase in net assets resulting from operations ..................     42,719,332       45,445,258           83,004
                                                                          ============     ============     ============

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                     ----------------------------------------------
                                                                     WADDELL & REED  WADDELL & REED
                                                                        MICRO-CAP       SMALL CAP    WADDELL & REED
                                                                         GROWTH          VALUE           VALUE
                                                                     --------------  --------------  --------------
Investment income (loss):
  Investment income distributions from underlying mutual fund .....   $         -               -         346,983
  Mortality and expense charges and administrative charges
    (note 3) ......................................................      (217,384)       (355,179)       (777,054)
                                                                      -----------     -----------     -----------
    Investment income (loss) - net ................................      (217,384)       (355,179)       (430,071)
                                                                      -----------     -----------     -----------

Realized and unrealized gains (losses) on investments - net:
    Realized gain distributions from underlying mutual fund .......             -               -               -
                                                                      -----------     -----------     -----------
    Realized gains (losses) on sales of investments:
             Proceeds from sales ..................................     3,509,153       6,263,089      11,257,392
             Cost of investments sold .............................    (5,842,623)     (6,396,733)    (13,430,618)
                                                                      -----------     -----------     -----------
                                                                       (2,333,470)       (133,644)     (2,173,226)
                                                                      -----------     -----------     -----------
    Net realized gains (losses) on investments ....................    (2,333,470)       (133,644)     (2,173,226)
                                                                      -----------     -----------     -----------

    Net change in unrealized appreciation or depreciation
       on investments .............................................     9,752,268      11,946,918      17,016,577
                                                                      -----------     -----------     -----------
    Net gains on investments ......................................     7,418,798      11,813,274      14,843,351
                                                                      -----------     -----------     -----------
Net increase in net assets resulting from operations ..............   $ 7,201,414      11,458,095      14,413,280
                                                                      ===========     ===========     ===========

                                                                          SEGREGATED SUB-ACCOUNTS
                                                                     --------------------------------
                                                                       WADDELL & REED  WADDELL & REED
                                                                          SCIENCE &        ASSET
                                                                         TECHNOLOGY       STRATEGY
                                                                     ----------------  --------------
Investment income (loss):
  Investment income distributions from underlying mutual fund .....               -           5,867
  Mortality and expense charges and administrative charges
    (note 3) ......................................................            (670)           (870)
                                                                        -----------     -----------
    Investment income (loss) - net ................................            (670)          4,997
                                                                        -----------     -----------

Realized and unrealized gains (losses) on investments - net:
    Realized gain distributions from underlying mutual fund .......               -           1,265
                                                                        -----------     -----------
    Realized gains (losses) on sales of investments:
             Proceeds from sales ..................................         464,675             934
             Cost of investments sold .............................        (469,094)           (915)
                                                                        -----------     -----------
                                                                             (4,419)             19
                                                                        -----------     -----------
    Net realized gains (losses) on investments ....................          (4,419)          1,284
                                                                        -----------     -----------

    Net change in unrealized appreciation or depreciation
       on investments .............................................          14,363          13,645
                                                                        -----------     -----------
    Net gains on investments ......................................           9,944          14,929
                                                                        -----------     -----------
Net increase in net assets resulting from operations ..............           9,274          19,926
                                                                        ===========     ===========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                 --------------------------------------------------------------

                                                                                    ADVANTUS        ADVANTUS       ADVANTUS
                                                                    ADVANTUS         MONEY          MORTGAGE         INDEX
                                                                      BOND           MARKET        SECURITIES         500
                                                                 --------------  --------------  --------------  --------------
Operations:
      Investment income (loss) - net ..........................  $  (1,921,815)       (334,291)     (2,101,590)     (2,421,654)
      Net realized gains (losses) on investments ..............      2,609,538               0       3,642,047      (2,692,677)
      Net change in unrealized appreciation or depreciation
           on investments .....................................      5,299,819               0       3,051,086      55,508,108
                                                                 -------------   -------------   -------------   -------------
Net increase (decrease) in net assets resulting from
  operations ..................................................      5,987,542        (334,291)      4,591,543      50,393,777
                                                                 -------------   -------------   -------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments: .............................     24,513,118      34,803,854      19,413,018      33,199,535
      Contract terminations, withdrawal payments and charges:..    (29,619,310)    (56,947,111)    (37,796,274)    (30,893,913)
      Actuarial adjustments for mortality experience
         on annuities in payment period: ......................        (12,935)           (235)        (11,058)        (13,601)
      Annuity benefit payments: ...............................       (445,207)        (35,606)       (304,939)       (541,177)
                                                                 -------------   -------------   -------------   -------------
Increase (decrease) in net assets from contract transactions ..     (5,564,334)    (22,179,098)    (18,699,253)      1,750,844
                                                                 -------------   -------------   -------------   -------------
Increase (decrease) in net assets .............................        423,208     (22,513,389)    (14,107,710)     52,144,621
Net assets at the beginning of year (note 1) ..................    150,280,208      65,764,181     165,669,052     193,497,967
                                                                 -------------   -------------   -------------   -------------
Net assets at the end of year .................................  $ 150,703,416      43,250,792     151,561,342     245,642,588
                                                                 =============   =============   =============   =============


                                                                             SEGREGATED SUB-ACCOUNTS
                                                                 ----------------------------------------------
                                                                   ADVANTUS        ADVANTUS
                                                                   MATURING        MATURING         ADVANTUS
                                                                  GOVERNMENT      GOVERNMENT     INTERNATIONAL
                                                                   BOND 2006       BOND 2010          BOND
                                                                 --------------  --------------  --------------
Operations:
      Investment income (loss) - net ..........................       (129,822)       (118,328)       (652,801)
      Net realized gains (losses) on investments ..............        317,165         471,364       1,374,848
      Net change in unrealized appreciation or depreciation
           on investments .....................................        (97,362)       (211,021)      8,111,383
                                                                 -------------   -------------   -------------
Net increase (decrease) in net assets resulting from
  operations ..................................................         89,981         142,015       8,833,430
                                                                 -------------   -------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments: .............................      1,612,771       1,616,233       8,635,070
      Contract terminations, withdrawal payments and charges: .     (2,358,770)     (3,429,619)     (8,160,643)
      Actuarial adjustments for mortality experience
         on annuities in payment period: ......................         (2,579)         (2,672)         (1,462)
      Annuity benefit payments: ...............................        (35,996)        (33,091)        (50,205)
                                                                 -------------   -------------   -------------
Increase (decrease) in net assets from contract transactions ..       (784,574)     (1,849,149)        422,760
                                                                 -------------   -------------   -------------
Increase (decrease) in net assets .............................       (694,593)     (1,707,134)      9,256,190
Net assets at the beginning of year (note 1) ..................     10,647,700       9,354,207      45,640,738
                                                                 -------------   -------------   -------------
Net assets at the end of year .................................      9,953,107       7,647,073      54,896,928
                                                                 =============   =============   =============

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                  -------------------------------------------------------------
                                                                                    ADVANTUS
                                                                    ADVANTUS          REAL         AIM V. I.
                                                                    INDEX 400        ESTATE        AGGRESSIVE       AIM V. I.
                                                                     MID-CAP       SECURITIES        GROWTH         BALANCED
                                                                  -------------   -------------   -------------   -------------
Operations:
      Investment income (loss) - net ..........................   $   (249,297)       (412,687)         (5,676)         15,545
      Net realized gains (losses) on investments ..............       (724,811)        600,730          20,767           2,920
      Net change in unrealized appreciation or depreciation
           on investments .....................................      6,768,700      11,133,743          94,016          77,134
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting from
  operations ..................................................      5,794,592      11,321,786         109,107          95,599
                                                                  ------------    ------------    ------------    ------------

Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments: .............................     11,338,237      11,754,910         770,057       1,128,355
      Contract terminations, withdrawal payments and charges:..     (8,323,527)     (3,744,674)       (148,545)        (60,836)
      Actuarial adjustments for mortality experience on
         annuities in payment period: .........................           (801)         (1,329)              0               0
      Annuity benefit payments: ...............................        (51,111)        (43,302)              0               0
                                                                  ------------    ------------    ------------    ------------
Increase (decrease) in net assets from contract transactions ..      2,962,798       7,965,605         621,512       1,067,519
                                                                  ------------    ------------    ------------    ------------
Increase (decrease) in net assets .............................      8,757,390      19,287,391         730,619       1,163,118
Net assets at the beginning of year (note 1) ..................     17,849,686      26,016,967         153,557         174,181
                                                                  ------------    ------------    ------------    ------------
Net assets at the end of year .................................   $ 26,607,076      45,304,358         884,176       1,337,299
                                                                  ============    ============    ============    ============

                                                                              SEGREGATED SUB-ACCOUNTS
                                                                  ---------------------------------------------
                                                                    AIM V. I.                       AMERICAN
                                                                      DENT          AIM V. I.       CENTURY
                                                                   DEMOGRAPHIC       PREMIER         INCOME
                                                                     TRENDS          EQUITY        AND GROWTH
                                                                  -------------   -------------   -------------
Operations:
      Investment income (loss) - net ..........................         (3,360)         (3,967)         (8,034)
      Net realized gains (losses) on investments ..............          7,062           2,476           1,916
      Net change in unrealized appreciation or depreciation
           on investments .....................................         59,800          80,888         272,684
                                                                  ------------    ------------    ------------
Net increase (decrease) in net assets resulting from
  operations ..................................................         63,502          79,397         266,566
                                                                  ------------    ------------    ------------

Contract transactions (notes 2,3,4 and 5):
      Contract purchase payments: .............................        587,215         348,446       2,035,460
      Contract terminations, withdrawal payments and charges:..       (129,424)       (164,854)        (19,463)
      Actuarial adjustments for mortality experience on
         annuities in payment period: .........................              0               0               0
      Annuity benefit payments: ...............................              0               0               0
                                                                  ------------    ------------    ------------
Increase (decrease) in net assets from contract transactions ..        457,791         183,592       2,015,997
                                                                  ------------    ------------    ------------
Increase (decrease) in net assets .............................        521,293         262,989       2,282,563
Net assets at the beginning of year (note 1) ..................         32,506         256,619         222,342
                                                                  ------------    ------------    ------------
Net assets at the end of year .................................        553,799         519,608       2,504,905
                                                                  ============    ============    ============

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                  -------------------------------------------------------------
                                                                                                  CREDIT SUISSE
                                                                    AMERICAN        AMERICAN         GLOBAL
                                                                    CENTURY         CENTURY       POST-VENTURE    FIDELITY VIP
                                                                     ULTRA           VALUE           CAPITAL       CONTRAFUND
                                                                  -------------   -------------   -------------   -------------
Operations:
      Investment income (loss) - net ..........................   $    (91,006)        (10,453)        (14,227)       (265,391)
      Net realized gains (losses) on investments ..............         31,830          17,070         (54,998)       (376,992)
      Net change in unrealized appreciation or depreciation
           on investments .....................................      1,505,616         412,718         475,620       7,046,174
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting from
  operations ..................................................      1,446,440         419,335         406,395       6,403,791
                                                                  ------------    ------------    ------------    ------------

Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments: .............................     12,402,568       2,043,050       1,126,411       8,681,815
      Contract terminations, withdrawal payments and charges:..       (276,849)       (183,366)        (92,470)     (2,673,822)
      Actuarial adjustments for mortality experience on
         annuities in payment period: .........................           (617)              0               0            (422)
      Annuity benefit payments: ...............................        (52,283)              0               0         (33,840)
                                                                  ------------    ------------    ------------    ------------
Increase (decrease) in net assets from contract transactions ..     12,072,819       1,859,684       1,033,941       5,973,731
                                                                  ------------    ------------    ------------    ------------
Increase (decrease) in net assets .............................     13,519,259       2,279,019       1,440,336      12,377,522
Net assets at the beginning of year (note 1) ..................      1,892,164         523,888         640,052      21,710,439
                                                                  ------------    ------------    ------------    ------------
Net assets at the end of year .................................   $ 15,411,423       2,802,907       2,080,388      34,087,961
                                                                  ============    ============    ============    ============

                                                                             SEGREGATED SUB-ACCOUNTS
                                                                  --------------------------------------------
                                                                                                    FRANKLIN
                                                                                                   LARGE CAP
                                                                   FIDELITY VIP   FIDELITY VIP       GROWTH
                                                                  EQUITY INCOME      MID CAP       SECURITIES
                                                                  -------------   -------------   ------------
Operations:
      Investment income (loss) - net ..........................           (535)       (250,866)         (4,505)
      Net realized gains (losses) on investments ..............       (527,113)         55,650          (3,213)
      Net change in unrealized appreciation or depreciation
           on investments .....................................     10,934,061       8,176,961         130,608
                                                                  ------------    ------------    ------------
Net increase (decrease) in net assets resulting from
  operations ..................................................     10,406,413       7,981,745         122,890
                                                                  ------------    ------------    ------------

Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments: .............................     23,730,424       7,202,018         926,479
      Contract terminations, withdrawal payments and charges:..     (4,547,236)     (3,679,972)        (46,969)
      Actuarial adjustments for mortality experience on
         annuities in payment period: .........................           (944)         (1,250)              0
      Annuity benefit payments: ...............................        (95,993)        (39,428)              0
                                                                  ------------    ------------    ------------
Increase (decrease) in net assets from contract transactions ..     19,086,251       3,481,368         879,510
                                                                  ------------    ------------    ------------
Increase (decrease) in net assets .............................     29,492,664      11,463,113       1,002,400
Net assets at the beginning of year (note 1) ..................     27,219,399      20,726,186         200,208
                                                                  ------------    ------------    ------------
Net assets at the end of year .................................     56,712,063      32,189,299       1,202,608
                                                                  ============    ============    ============

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                                  -------------------------------------------------------------
                                                                                                    TEMPLETON
                                                                                    FRANKLIN       DEVELOPING       TEMPLETON
                                                                    FRANKLIN      MUTUAL SHARES      MARKETS      GLOBAL ASSET
                                                                    SMALL CAP      SECURITIES      SECURITIES      ALLOCATION
                                                                  -------------   -------------   -------------   -------------
Operations:
      Investment income (loss) - net ..........................   $   (126,765)         (7,139)        (16,420)         52,398
      Net realized gains (losses) on investments ..............       (263,849)          6,269          22,124         (10,504)
      Net change in unrealized appreciation or depreciation
           on investments .....................................      3,443,157         334,759       4,007,474       1,250,618
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting from
  operations ..................................................      3,052,543         333,889       4,013,178       1,292,512
                                                                  ------------    ------------    ------------    ------------

Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments:                                    4,039,505       1,946,368       9,113,763       2,054,942
      Contract terminations, withdrawal payments and charges:       (1,186,716)        (93,752)     (7,826,316)       (961,778)
      Actuarial adjustments for mortality experience on
         annuities in payment period:                                     (299)              0          (1,967)            (74)
      Annuity benefit payments:                                        (12,417)              0         (28,379)         (8,206)
                                                                  ------------    ------------    ------------    ------------
Increase (decrease) in net assets from contract transactions ..      2,840,073       1,852,616       1,257,101       1,084,884
                                                                  ------------    ------------    ------------    ------------
Increase (decrease) in net assets .............................      5,892,616       2,186,505       5,270,279       2,377,396
Net assets at the beginning of year (note 1) ..................      7,596,845         566,331       7,649,303       3,607,709
                                                                  ------------    ------------    ------------    ------------
Net assets at the end of year .................................   $ 13,489,461       2,752,836      12,919,582       5,985,105
                                                                  ============    ============    ============    ============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                                  ---------------------------------------------
                                                                     JANUS            JANUS        JANUS ASPEN
                                                                     ASPEN        ASPEN CAPITAL   INTERNATIONAL
                                                                    BALANCED      APPRECIATION       GROWTH
                                                                  ------------    -------------   -------------
Operations:
      Investment income (loss) - net ..........................         10,263        (187,392)        (43,840)
      Net realized gains (losses) on investments ..............          5,692      (2,894,054)     (2,571,009)
      Net change in unrealized appreciation or depreciation
           on investments .....................................        152,245       6,104,992       6,726,122
                                                                  ------------    ------------    ------------
Net increase (decrease) in net assets resulting from
  operations ..................................................        168,200       3,023,546       4,111,273
                                                                  ------------    ------------    ------------

Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments:                                    1,483,262       2,079,980       3,769,201
      Contract terminations, withdrawal payments and charges:         (170,909)     (4,266,369)     (5,044,420)
      Actuarial adjustments for mortality experience on
         annuities in payment period:                                        0            (815)           (668)
      Annuity benefit payments:                                              0         (15,676)        (15,202)
                                                                  ------------    ------------    ------------
Increase (decrease) in net assets from contract transactions ..      1,312,353      (2,202,880)     (1,291,089)
                                                                  ------------    ------------    ------------
Increase (decrease) in net assets .............................      1,480,553         820,666       2,820,184
Net assets at the beginning of year (note 1) ..................        635,967      17,877,948      13,384,834
                                                                  ------------    ------------    ------------
Net assets at the end of year .................................      2,116,520      18,698,614      16,205,018
                                                                  ============    ============    ============

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                  ---------------------------------------------------------
                                                                      MFS            MFS            MFS
                                                                   INVESTORS       MID CAP          NEW            MFS
                                                                  GROWTH STOCK      GROWTH       DISCOVERY        VALUE
                                                                  ------------   ------------   ------------   ------------
Operations:
      Investment income (loss) - net ..........................   $    (8,076)        (4,749)       (35,283)       (15,771)
      Net realized gains (losses) on investments ..............         1,406         16,211        210,170          1,207
      Net change in unrealized appreciation or depreciation
           on investments .....................................       116,595         73,827        479,483        344,065
                                                                  -----------    -----------    -----------    -----------
Net increase (decrease) in net assets resulting from
  operations ..................................................       109,925         85,289        654,370        329,501
                                                                  -----------    -----------    -----------    -----------
Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments:                                   1,175,023        900,999      6,999,657      1,412,925
      Contract terminations, withdrawal payments and charges:         (21,587)      (147,576)    (2,701,157)      (124,356)
      Actuarial adjustments for mortality experience on
         annuities in payment period:                                       0              0           (154)             0
      Annuity benefit payments:                                             0              0        (13,358)             0
                                                                  -----------    -----------    -----------    -----------
Increase (decrease) in net assets from contract transactions ..     1,153,436        753,423      4,284,988      1,288,569
                                                                  -----------    -----------    -----------    -----------
Increase (decrease) in net assets .............................     1,263,361        838,712      4,939,358      1,618,070
Net assets at the beginning of year (note 1) ..................       199,463         94,371        919,016        709,389
                                                                  -----------    -----------    -----------    -----------
Net assets at the end of year .................................   $ 1,462,824        933,083      5,858,374      2,327,459
                                                                  ===========    ===========    ===========    ===========

                                                                            SEGREGATED SUB-ACCOUNTS
                                                                  ------------------------------------------
                                                                  OPPENHEIMER                   OPPENHEIMER
                                                                     CAPITAL     OPPENHEIMER   INTERNATIONAL
                                                                  APPRECIATION   HIGH INCOME      GROWTH
                                                                  ------------   ------------  -------------
Operations:
      Investment income (loss) - net ..........................       (13,058)        61,953         (5,608)
      Net realized gains (losses) on investments ..............        53,109         81,438        137,308
      Net change in unrealized appreciation or depreciation
           on investments .....................................       260,661        449,318        230,784
                                                                  -----------    -----------    -----------
Net increase (decrease) in net assets resulting from
  operations ..................................................       300,712        592,709        362,484
                                                                  -----------    -----------    -----------
Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments:                                   1,840,728      7,290,560      4,311,740
      Contract terminations, withdrawal payments and charges:        (364,617)    (1,045,886)    (3,008,900)
      Actuarial adjustments for mortality experience on
         annuities in payment period:                                       0           (344)             0
      Annuity benefit payments:                                             0        (22,840)             0
                                                                  -----------    -----------    -----------
Increase (decrease) in net assets from contract transactions ..     1,476,111      6,221,490      1,302,840
                                                                  -----------    -----------    -----------
Increase (decrease) in net assets .............................     1,776,823      6,814,199      1,665,324
Net assets at the beginning of year (note 1) ..................       722,898      1,000,841        230,222
                                                                  -----------    -----------    -----------
Net assets at the end of year .................................     2,499,721      7,815,040      1,895,546
                                                                  ===========    ===========    ===========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                  ---------------------------------------------------------
                                                                   PUTNAM VT      PUTNAM VT      PUTNAM VT      PUTNAM VT
                                                                   GROWTH AND   INTERNATIONAL       NEW            NEW
                                                                     INCOME         EQUITY     OPPORTUNITIES      VALUE
                                                                  ------------  -------------  -------------   ------------
Operations:
      Investment income (loss) - net ..........................   $    (2,599)       (29,843)        (2,153)        (2,834)
      Net realized gains (losses) on investments ..............        12,351        193,893          8,090         16,068
      Net change in unrealized appreciation or depreciation
           on investments .....................................       179,755        996,407         34,101        122,395
                                                                  -----------    -----------    -----------    -----------
Net increase (decrease) in net assets resulting from
  operations ..................................................       189,507      1,160,457         40,038        135,629
                                                                  -----------    -----------    -----------    -----------

Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments:                                     964,364      7,044,634        234,688        807,274
      Contract terminations, withdrawal payments and charges:        (161,395)    (2,230,708)       (47,106)      (190,050)
      Actuarial adjustments for mortality experience on
         annuities in payment period:                                       0           (103)             0              0
      Annuity benefit payments:                                             0         (4,579)             0              0
                                                                  -----------    -----------    -----------    -----------
Increase (decrease) in net assets from contract transactions ..       802,969      4,809,244        187,582        617,224
                                                                  -----------    -----------    -----------    -----------
Increase (decrease) in net assets .............................       992,476      5,969,701        227,620        752,853
Net assets at the beginning of year (note 1) ..................       241,935      1,302,512         67,578        137,040
                                                                  -----------    -----------    -----------    -----------
Net assets at the end of year .................................   $ 1,234,411      7,272,213        295,198        889,893
                                                                  ===========    ===========    ===========    ===========

                                                                             SEGREGATED SUB-ACCOUNTS
                                                                  ------------------------------------------
                                                                                  VAN KAMPEN     VAN KAMPEN
                                                                   PUTNAM VT      GROWTH AND      EMERGING
                                                                    VOYAGER         INCOME         GROWTH
                                                                  ------------   ------------   ------------
Operations:
      Investment income (loss) - net ..........................        (4,162)        (1,137)          (412)
      Net realized gains (losses) on investments ..............         2,826          4,253          2,666
      Net change in unrealized appreciation or depreciation
           on investments .....................................        74,628         27,366          2,864
                                                                  -----------    -----------    -----------
Net increase (decrease) in net assets resulting from
  operations ..................................................        73,292         30,482          5,118
                                                                  -----------    -----------    -----------

Contract transactions (notes 2,3,4 and 5):
      Contract purchase payments:                                     430,833        245,083        182,632
      Contract terminations, withdrawal payments and charges:         (46,972)       (22,786)       (44,965)
      Actuarial adjustments for mortality experience on
         annuities in payment period:                                       0              0              0
      Annuity benefit payments:                                             0              0              0
                                                                  -----------    -----------    -----------
Increase (decrease) in net assets from contract transactions ..       383,861        222,297        137,667
                                                                  -----------    -----------    -----------
Increase (decrease) in net assets .............................       457,153        252,779        142,785
Net assets at the beginning of year (note 1) ..................       178,094              0              0
                                                                  -----------    -----------    -----------
Net assets at the end of year .................................       635,247        252,779        142,785
                                                                  ===========    ===========    ===========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                  -------------------------------------------------------------
                                                                                                                 WADDELL & REED
                                                                   VAN KAMPEN    WADDELL & REED  WADDELL & REED     SMALL CAP
                                                                    COMSTOCK         GROWTH        CORE EQUITY       GROWTH
                                                                  -------------  --------------  --------------  --------------
Operations:
      Investment income (loss) - net ..........................   $     (5,259)     (2,205,880)        (58,631)       (837,293)
      Net realized gains (losses) on investments ..............          2,455     (88,764,482)     (1,297,263)     (6,760,723)
      Net change in unrealized appreciation or depreciation
           on investments .....................................        146,053     128,776,175       3,307,709      33,657,567
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting from
  operations ..................................................        143,249      37,805,813       1,951,815      26,059,551
                                                                  ------------    ------------    ------------    ------------

Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments:                                    1,373,168      86,902,649         911,177       3,491,413
      Contract terminations, withdrawal payments and charges:           (8,768)   (113,914,219)     (3,014,411)     (9,472,952)
      Actuarial adjustments for mortality experience on
         annuities in payment period:                                        0         (11,557)         (1,449)         (8,765)
      Annuity benefit payments:                                              0        (346,937)        (66,997)       (158,754)
                                                                  ------------    ------------    ------------    ------------
Increase (decrease) in net assets from contract transactions ..      1,364,400     (27,370,064)     (2,171,680)     (6,149,058)
                                                                  ------------    ------------    ------------    ------------
Increase (decrease) in net assets .............................      1,507,649      10,435,749        (219,865)     19,910,493
Net assets at the beginning of year (note 1) ..................              0     181,641,666      11,773,521      61,064,365
                                                                  ------------    ------------    ------------    ------------
Net assets at the end of year .................................   $  1,507,649     192,077,415      11,553,656      80,974,858
                                                                  ============    ============    ============    ============

                                                                               SEGREGATED SUB-ACCOUNTS
                                                                  ------------------------------------------------

                                                                  WADDELL & REED   WADDELL & REED   WADDELL & REED
                                                                     BALANCED     INTERNATIONAL II  INTERNATIONAL
                                                                  --------------  ----------------  --------------
Operations:
      Investment income (loss) - net ..........................      (1,360,109)         759,165           10,918
      Net realized gains (losses) on investments ..............     (12,222,105)      (4,278,642)          28,165
      Net change in unrealized appreciation or depreciation
           on investments .....................................      56,301,546       48,964,735           43,921
                                                                   ------------     ------------     ------------
Net increase (decrease) in net assets resulting from
  operations ..................................................      42,719,332       45,445,258           83,004
                                                                   ------------     ------------     ------------

Contract transactions (notes 2,3,4 and 5):
      Contract purchase payments:                                     4,918,321       16,103,181        1,270,603
      Contract terminations, withdrawal payments and charges:       (42,891,187)     (23,594,918)        (404,165)
      Actuarial adjustments for mortality experience on
         annuities in payment period:                                   (16,994)         (10,104)               0
      Annuity benefit payments:                                        (571,573)        (256,744)               0
                                                                   ------------     ------------     ------------
Increase (decrease) in net assets from contract transactions ..     (38,561,433)      (7,758,585)         866,438
                                                                   ------------     ------------     ------------
Increase (decrease) in net assets .............................       4,157,899       37,686,673          949,442
Net assets at the beginning of year (note 1) ..................     242,638,047      107,934,334                0
                                                                   ------------     ------------     ------------
Net assets at the end of year .................................     246,795,946      145,621,007          949,442
                                                                   ============     ============     ============

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                             SEGREGATED SUB-ACCOUNTS
                                                                 ----------------------------------------------
                                                                 WADDELL & REED  WADDELL & REED
                                                                   MICRO-CAP       SMALL CAP     WADDELL & REED
                                                                     GROWTH          VALUE            VALUE
                                                                 --------------  --------------  --------------
Operations:
      Investment income (loss) - net ..........................   $   (217,384)       (355,179)       (430,071)
      Net realized gains (losses) on investments ..............     (2,333,470)       (133,644)     (2,173,226)
      Net change in unrealized appreciation or depreciation
           on investments .....................................      9,752,268      11,946,918      17,016,577
                                                                  ------------    ------------    ------------
Net increase (decrease) in net assets resulting from operations      7,201,414      11,458,095      14,413,280
                                                                  ------------    ------------    ------------

Contract transactions (notes 2,3,4 and 5):
      Contract purchase payments:                                    5,059,070       6,236,254       2,043,198
      Contract terminations, withdrawal payments and charges:       (3,257,690)     (5,837,019)    (10,310,306)
      Actuarial adjustments for mortality experience on
         annuities in payment period:                                     (587)         (3,543)         (8,089)
      Annuity benefit payments:                                        (33,498)        (67,365)       (161,947)
                                                                  ------------    ------------    ------------
Increase (decrease) in net assets from contract transactions ..      1,767,295         328,327      (8,437,144)
                                                                  ------------    ------------    ------------
Increase (decrease) in net assets .............................      8,968,709      11,786,422       5,976,136
Net assets at the beginning of year (note 1) ..................     14,309,710      25,038,865      62,482,210
                                                                  ------------    ------------    ------------
Net assets at the end of year .................................   $ 23,278,419      36,825,287      68,458,346
                                                                  ============    ============    ============

                                                                    SEGREGATED SUB-ACCOUNTS
                                                                 ------------------------------
                                                                 WADDELL & REED  WADDELL & REED
                                                                    SCIENCE &         ASSET
                                                                   TECHNOLOGY       STRATEGY
                                                                 --------------  --------------
Operations:
      Investment income (loss) - net ..........................           (670)          4,997
      Net realized gains (losses) on investments ..............         (4,419)          1,284
      Net change in unrealized appreciation or depreciation
           on investments .....................................         14,363          13,645
                                                                  ------------    ------------
Net increase (decrease) in net assets resulting from
  operations ..................................................          9,274          19,926
                                                                  ------------    ------------

Contract transactions (notes 2,3,4 and 5):
      Contract purchase payments:                                      494,145         446,150
      Contract terminations, withdrawal payments and charges:          (96,735)         (1,330)
      Actuarial adjustments for mortality experience on
         annuities in payment period:                                        0               0
      Annuity benefit payments:                                              0               0
                                                                  ------------    ------------
Increase (decrease) in net assets from contract transactions ..        397,410         444,820
                                                                  ------------    ------------
Increase (decrease) in net assets .............................        406,684         464,746
Net assets at the beginning of year (note 1) ..................              0               0
                                                                  ------------    ------------
Net assets at the end of year .................................        406,684         464,746
                                                                  ============    ============

See accompanying notes to the financial statements

                                    VARIABLE ANNUITY ACCOUNT
                               STATEMENTS OF CHANGES IN NET ASSETS
                                  YEAR ENDED DECEMBER 31, 2002

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                     -------------------------------------------------------------
                                                                                                        MONEY            ASSET
                                                                         GROWTH          BOND           MARKET         ALLOCATION
                                                                     -------------   -------------   -------------   -------------
Operations:
     Investment income (loss) - net ...............................  $  (1,525,516)     (1,762,404)         13,514      (3,543,713)
     Net realized gains (losses) on investments ...................    (22,158,408)        205,766               -     (24,807,615)
     Net change in unrealized appreciation or depreciation
        of investments ............................................    (16,216,894)     14,006,678               -      (3,425,445)
                                                                     -------------   -------------   -------------   -------------

Net increase (decrease) in net assets resulting from operations ...    (39,900,818)     12,450,040          13,514     (31,776,773)
                                                                     -------------   -------------   -------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................      5,113,529      14,641,960      33,465,439       8,330,127
        MultiOption Classic/Achiever ..............................      3,810,010      16,391,610      29,410,501       3,864,951
        MegAnnuity ................................................      1,006,220         833,407       1,494,892         916,097
        Adjustable Income Annuity .................................              -               -               -               -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................    (27,912,531)    (23,297,474)    (39,531,813)    (66,513,900)
        MultiOption Classic/Achiever ..............................     (2,317,377)     (5,658,069)    (29,530,608)     (4,614,014)
        MegAnnuity ................................................     (1,449,265)     (1,411,680)     (2,606,453)     (1,254,978)
        Adjustable Income Annuity .................................              -               -               -               -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................         (6,552)         (1,085)           (278)         32,320
        MultiOption Classic/Achiever ..............................             22             943               -         (22,941)
        MegAnnuity ................................................            (14)           (108)              -            (134)
        Adjustable Income Annuity .................................              -               -               -               -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................       (204,395)       (244,576)        (28,023)       (578,068)
        MultiOption Classic/Achiever ..............................        (25,461)       (140,377)         (9,817)        (15,390)
        MegAnnuity ................................................         (2,828)         (2,078)              -         (22,161)
        Adjustable Income Annuity .................................              -               -               -               -
                                                                     -------------   -------------   -------------   -------------

Increase (decrease) in net assets from contract transactions ......    (21,988,642)      1,112,473      (7,336,160)    (59,878,091)
                                                                     -------------   -------------   -------------   -------------

Increase (decrease) in net assets .................................    (61,889,460)     13,562,513      (7,322,646)    (91,654,864)

Net assets at the beginning of year ...............................    159,860,949     136,717,695      73,086,827     334,282,742
                                                                     -------------   -------------   -------------   -------------

Net assets at the end of year (a) .................................  $  97,971,489     150,280,208      65,764,181     242,627,878
                                                                     =============   =============   =============   =============

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                       ---------------------------------------------
                                                                          MORTGAGE        INDEX           CAPITAL
                                                                         SECURITIES        500          APPRECIATION
                                                                       -------------   -------------   -------------
Operations:
     Investment income (loss) - net ...............................       (1,826,007)     (2,744,271)     (1,343,431)
     Net realized gains (losses) on investments ...................        1,401,254      (4,303,855)    (24,069,464)
     Net change in unrealized appreciation or depreciation
        of investments ............................................       12,190,846     (56,842,987)    (21,130,782)
                                                                       -------------   -------------   -------------

Net increase (decrease) in net assets resulting from operations ...       11,766,093     (63,891,113)    (46,543,677)
                                                                       -------------   -------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................       27,403,485      10,526,532       3,979,552
        MultiOption Classic/Achiever ..............................       19,848,768       7,447,258       1,531,118
        MegAnnuity ................................................        1,947,384       2,504,984         364,337
        Adjustable Income Annuity .................................                -       8,378,980               -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................      (23,774,762)    (43,541,872)    (26,069,506)
        MultiOption Classic/Achiever ..............................       (6,853,379)     (4,326,467)     (1,376,682)
        MegAnnuity ................................................       (1,328,348)     (3,259,768)     (1,145,150)
        Adjustable Income Annuity .................................                -        (635,709)              -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................               13         (26,549)         (7,538)
        MultiOption Classic/Achiever ..............................            1,632         (10,962)             (9)
        MegAnnuity ................................................               14            (231)            (13)
        Adjustable Income Annuity .................................                -        (286,737)              -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................         (221,692)       (408,779)       (178,991)
        MultiOption Classic/Achiever ..............................          (36,594)        (84,960)        (16,528)
        MegAnnuity ................................................           (2,723)         (2,648)         (1,771)
        Adjustable Income Annuity .................................                -      (1,886,175)              -
                                                                       -------------   -------------   -------------

Increase (decrease) in net assets from contract transactions ......       16,983,799     (25,613,103)    (22,921,181)
                                                                       -------------   -------------   -------------

Increase (decrease) in net assets .................................       28,749,892     (89,504,216)    (69,464,858)

Net assets at the beginning of year ...............................      136,919,160     283,002,183     153,135,035
                                                                       -------------   -------------   -------------

Net assets at the end of year (a) .................................      165,669,052     193,497,967      83,670,177
                                                                       =============   =============   =============

(a) See note 1 for an explanation of the Fund merger transactions occurring in 2003.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                SEGREGATED SUB-ACCOUNTS
                                                                     ----------------------------------------------
                                                                                                       MATURING
                                                                                        SMALL         GOVERNMENT
                                                                     INTERNATIONAL     COMPANY           BOND
                                                                         STOCK          GROWTH          2002(a)
                                                                     -------------   -------------   -------------
Operations:
     Investment income (loss) - net ...............................  $  (1,646,115)       (970,417)        150,655
     Net realized gains (losses) on investments ...................     (7,762,264)    (13,556,133)        432,096
     Net change in unrealized appreciation or depreciation
        of investments ............................................    (17,424,174)    (18,824,843)        (58,792)
                                                                     -------------   -------------   -------------

Net increase (decrease) in net assets resulting from operations ...    (26,832,553)    (33,351,393)        523,959
                                                                     -------------   -------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................      4,979,206       3,811,190         107,571
        MultiOption Classic/Achiever ..............................      4,680,883       1,975,757          10,722
        MegAnnuity ................................................      2,222,582         626,047             194
        Adjustable Income Annuity .................................              -               -               -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................    (27,398,665)    (15,923,208)     (7,417,060)
        MultiOption Classic/Achiever ..............................     (1,765,686)     (1,426,138)       (392,425)
        MegAnnuity ................................................     (2,525,234)       (815,318)       (525,208)
        Adjustable Income Annuity .................................              -               -               -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................         (8,616)         (8,196)            (39)
        MultiOption Classic/Achiever ..............................        (13,784)            208               -
        MegAnnuity ................................................           (292)            (27)             (2)
        Adjustable Income Annuity .................................              -               -               -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................       (252,522)       (172,097)           (567)
        MultiOption Classic/Achiever ..............................        (15,906)         (3,995)              -
        MegAnnuity ................................................         (9,953)           (785)         (1,388)
        Adjustable Income Annuity .................................              -               -               -
                                                                     -------------   -------------   -------------

Increase (decrease) in net assets from contract transactions ......    (20,107,987)    (11,936,562)     (8,218,202)
                                                                     -------------   -------------   -------------

Increase (decrease) in net assets .................................    (46,940,540)    (45,287,955)     (7,694,243)

Net assets at the beginning of year ...............................    154,874,874     106,352,320       7,694,243
                                                                     -------------   -------------   -------------

Net assets at the end of year (b) .................................  $ 107,934,334      61,064,365               -
                                                                     =============   =============   =============

                                                                                 SEGREGATED SUB-ACCOUNTS
                                                                     ---------------------------------------------
                                                                        MATURING       MATURING
                                                                       GOVERNMENT     GOVERNMENT
                                                                         BOND            BOND            VALUE
                                                                         2006            2010            STOCK
                                                                     -------------   -------------   -------------
Operations:
     Investment income (loss) - net ...............................       (110,045)        (81,648)       (925,405)
     Net realized gains (losses) on investments ...................        136,571         131,258      (3,476,643)
     Net change in unrealized appreciation or depreciation
        of investments ............................................        998,924       1,012,665      (8,880,656)
                                                                     -------------   -------------   -------------

Net increase (decrease) in net assets resulting from operations ...      1,025,450       1,062,275     (13,282,704)
                                                                     -------------   -------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................      2,765,964       4,197,923       4,503,789
        MultiOption Classic/Achiever ..............................         31,135         215,245       2,350,875
        MegAnnuity ................................................         45,551          90,202         634,147
        Adjustable Income Annuity .................................              -               -               -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................     (1,796,282)     (1,884,428)    (14,973,362)
        MultiOption Classic/Achiever ..............................        (18,848)        (39,930)     (1,257,461)
        MegAnnuity ................................................        (61,183)        (94,645)       (677,795)
        Adjustable Income Annuity .................................              -               -               -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................         (2,086)         (2,047)         (6,473)
        MultiOption Classic/Achiever ..............................              -               -             110
        MegAnnuity ................................................            (19)              -             (31)
        Adjustable Income Annuity .................................              -               -               -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................        (31,266)        (30,857)       (177,209)
        MultiOption Classic/Achiever ..............................              -               -         (11,491)
        MegAnnuity ................................................         (3,268)              -            (928)
        Adjustable Income Annuity .................................              -               -               -
                                                                     -------------   -------------   -------------

Increase (decrease) in net assets from contract transactions ......        929,698       2,451,463      (9,615,829)
                                                                     -------------   -------------   -------------

Increase (decrease) in net assets .................................      1,955,148       3,513,738     (22,898,533)

Net assets at the beginning of year ...............................      8,692,552       5,840,469      85,380,743
                                                                     -------------   -------------   -------------

Net assets at the end of year (b) .................................     10,647,700       9,354,207      62,482,210
                                                                     =============   =============   =============

(a) For the period January 1, 2002 to September 20, 2002. Pursuant to the terms of the prospectus, the Maturing Government Bond 2002 sub-account made a liquidating distribution and ceased operations on September 20, 2002.

(b) See note 1 for an explanation of the Fund merger transactions occurring in 2003.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                     ---------------------------------------------------------
                                                                        SMALL
                                                                       COMPANY         GLOBAL        INDEX 400      MACRO-CAP
                                                                        VALUE           BOND          MID-CAP        VALUE
                                                                     ------------   ------------   ------------   ------------
Operations:
     Investment income (loss) - net ...............................  $   (360,108)      (398,500)      (261,980)      (181,165)
     Net realized gains (losses) on investments ...................      (250,398)       130,843       (898,757)    (1,360,913)
     Net change in unrealized appreciation or depreciation
        of investments ............................................    (6,749,521)     6,432,594     (2,749,792)    (3,590,410)
                                                                     ------------   ------------   ------------   ------------

Net increase (decrease) in net assets resulting from operations ...    (7,360,027)     6,164,937     (3,910,529)    (5,132,488)
                                                                     ------------   ------------   ------------   ------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................     8,540,822      3,593,635      3,969,296      1,953,217
        MultiOption Classic/Achiever ..............................     5,606,443      4,079,790      2,308,787      1,293,981
        MegAnnuity ................................................     1,234,440        466,670        606,665         71,975
        Adjustable Income Annuity .................................             -              -              -              -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................    (7,275,179)    (3,123,490)    (5,050,950)    (3,160,396)
        MultiOption Classic/Achiever ..............................    (2,001,706)    (1,526,044)    (1,433,934)      (591,570)
        MegAnnuity ................................................      (752,832)      (106,537)      (482,956)       (28,257)
        Adjustable Income Annuity .................................             -              -              -              -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................        (2,840)          (109)          (161)           532
        MultiOption Classic/Achiever ..............................           389          1,058             70            975
        MegAnnuity ................................................             -            (43)             -              -
        Adjustable Income Annuity .................................             -              -              -              -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................       (45,453)       (24,396)       (22,585)       (25,532)
        MultiOption Classic/Achiever ..............................       (25,120)        (8,720)       (18,898)       (25,862)
        MegAnnuity ................................................            (4)          (413)             -              -
        Adjustable Income Annuity .................................             -              -              -              -
                                                                     ------------   ------------   ------------   ------------

Increase (decrease) in net assets from contract transactions ......     5,278,960      3,351,401       (124,666)      (510,937)
                                                                     ------------   ------------   ------------   ------------

Increase (decrease) in net assets .................................    (2,081,067)     9,516,338     (4,035,195)    (5,643,425)

Net assets at the beginning of period .............................    27,119,932     36,124,400     21,884,881     17,416,946
                                                                     ------------   ------------   ------------   ------------

Net assets at the end of period (a) ...............................  $ 25,038,865     45,640,738     17,849,686     11,773,521
                                                                     ============   ============   ============   ============

                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                     ---------------------------------------------------------
                                                                                        REAL           AIM
                                                                       MICRO-CAP       ESTATE       AGGRESSIVE        AIM
                                                                        GROWTH       SECURITIES      GROWTH(b)    BALANCED(b)
                                                                     ------------   ------------   ------------   ------------
Operations:
     Investment income (loss) - net ...............................      (259,351)      (250,571)          (553)         3,376
     Net realized gains (losses) on investments ...................    (3,675,932)       117,440            (54)          (147)
     Net change in unrealized appreciation or depreciation
        of investments ............................................    (8,604,851)       540,351         (1,824)        (5,290)
                                                                     ------------   ------------   ------------   ------------

Net increase (decrease) in net assets resulting from operations ...   (12,540,134)       407,220         (2,431)        (2,061)
                                                                     ------------   ------------   ------------   ------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................     1,687,182     11,069,990              -              -
        MultiOption Classic/Achiever ..............................     1,227,600      6,876,313        159,803        193,962
        MegAnnuity ................................................       239,614        823,760              -              -
        Adjustable Income Annuity .................................             -              -              -              -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................    (4,814,148)    (3,538,893)             -              -
        MultiOption Classic/Achiever ..............................    (1,084,636)    (1,674,656)        (3,815)       (17,720)
        MegAnnuity ................................................      (108,273)      (299,935)             -              -
        Adjustable Income Annuity .................................             -              -              -              -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................          (333)          (245)             -              -
        MultiOption Classic/Achiever ..............................       (10,721)           454              -              -
        MegAnnuity ................................................             -              1              -              -
        Adjustable Income Annuity .................................             -              -              -              -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................       (22,334)       (16,227)             -              -
        MultiOption Classic/Achiever ..............................       (14,238)        (9,475)             -              -
        MegAnnuity ................................................           (21)            (9)             -              -
        Adjustable Income Annuity .................................             -              -              -              -
                                                                     ------------   ------------   ------------   ------------

Increase (decrease) in net assets from contract transactions ......    (2,900,308)    13,231,078        155,988        176,242
                                                                     ------------   ------------   ------------   ------------

Increase (decrease) in net assets .................................   (15,440,442)    13,638,298        153,557        174,181

Net assets at the beginning of period .............................    29,750,152     12,378,669              -              -
                                                                     ------------   ------------   ------------   ------------

Net assets at the end of period (a) ...............................    14,309,710     26,016,967        153,557        174,181
                                                                     ============   ============   ============   ============

(a) See note 1 for an explanation of the Fund merger transactions occurring in 2003.

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                     ----------------------------------------------------------
                                                                        AIM
                                                                        DENT           AIM          AMERICAN        AMERICAN
                                                                     DEMOGRAPHIC     PREMIER      CENTURY INCOME     CENTURY
                                                                      TRENDS(b)     EQUITY(b)     AND GROWTH(b)      ULTRA(b)
                                                                     -----------   -----------     -----------     -----------
Operations:
     Investment income (loss) - net ...............................  $      (248)          216            (920)         (7,376)
     Net realized gains (losses) on investments ...................       (1,015)          (52)           (328)        (11,545)
     Net change in unrealized appreciation or depreciation
        of investments ............................................       (5,261)       (8,730)        (10,671)       (166,615)
                                                                     -----------   -----------     -----------     -----------

Net increase (decrease) in net assets resulting from operations ...       (6,524)       (8,566)        (11,919)       (185,536)
                                                                     -----------   -----------     -----------     -----------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................            -             -               -               -
        MultiOption Classic/Achiever ..............................       49,014       265,581         239,070       2,783,803
        MegAnnuity ................................................            -             -               -               -
        Adjustable Income Annuity .................................            -             -               -               -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................            -             -               -               -
        MultiOption Classic/Achiever ..............................       (9,984)         (396)         (4,809)       (672,774)
        MegAnnuity ................................................            -             -               -               -
        Adjustable Income Annuity .................................            -             -               -               -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................            -             -               -               -
        MultiOption Classic/Achiever ..............................            -             -               -             219
        MegAnnuity ................................................            -             -               -               -
        Adjustable Income Annuity .................................            -             -               -               -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................            -             -               -               -
        MultiOption Classic/Achiever ..............................            -             -               -         (33,548)
        MegAnnuity ................................................            -             -               -               -
        Adjustable Income Annuity .................................            -             -               -               -
                                                                     -----------   -----------     -----------     -----------

Increase (decrease) in net assets from contract transactions ......       39,030       265,185         234,261       2,077,700
                                                                     -----------   -----------     -----------     -----------

Increase (decrease) in net assets .................................       32,506       256,619         222,342       1,892,164

Net assets at the beginning of period .............................            -             -               -               -
                                                                     -----------   -----------     -----------     -----------

Net assets at the end of period (a) ...............................  $    32,506       256,619         222,342       1,892,164
                                                                     ===========   ===========     ===========     ===========

                                                                               SEGREGATED SUB-ACCOUNTS
                                                                     -----------------------------------------
                                                                                    CREDIT SUISSE
                                                                      AMERICAN         GLOBAL
                                                                      CENTURY        POST-VENTURE  FIDELITY VIP
                                                                      VALUE(b)         CAPITAL     CONTRAFUND
                                                                     -----------     -----------   -----------
Operations:
     Investment income (loss) - net ...............................       (2,414)        (10,762)     (132,892)
     Net realized gains (losses) on investments ...................       (5,060)       (124,373)   (1,216,999)
     Net change in unrealized appreciation or depreciation
        of investments ............................................       (8,017)       (212,004)     (936,048)
                                                                     -----------     -----------   -----------

Net increase (decrease) in net assets resulting from operations ...      (15,491)       (347,139)   (2,285,939)
                                                                     -----------     -----------   -----------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................            -          70,527     3,591,239
        MultiOption Classic/Achiever ..............................      589,543         139,860     3,959,363
        MegAnnuity ................................................            -           1,201       119,315
        Adjustable Income Annuity .................................            -               -             -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................            -         (94,342)   (3,782,378)
        MultiOption Classic/Achiever ..............................      (50,164)       (114,446)   (1,257,360)
        MegAnnuity ................................................            -            (747)     (110,352)
        Adjustable Income Annuity .................................            -               -             -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................            -               -           304
        MultiOption Classic/Achiever ..............................            -               -            72
        MegAnnuity ................................................            -               -             -
        Adjustable Income Annuity .................................            -               -             -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................            -               -       (18,250)
        MultiOption Classic/Achiever ..............................            -               -        (6,746)
        MegAnnuity ................................................            -               -             -
        Adjustable Income Annuity .................................            -               -             -
                                                                     -----------     -----------   -----------

Increase (decrease) in net assets from contract transactions ......      539,379           2,053     2,495,207
                                                                     -----------     -----------   -----------

Increase (decrease) in net assets .................................      523,888        (345,086)      209,268

Net assets at the beginning of period .............................            -         985,138    21,501,171
                                                                     -----------     -----------   -----------

Net assets at the end of period (a) ...............................      523,888         640,052    21,710,439
                                                                     ===========     ===========   ===========

(a) See note 1 for an explanation of the Fund merger transactions occurring in 2003.

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                     ---------------------------------------------------------
                                                                                                     FRANKLIN
                                                                       FIDELITY        FIDELITY      LARGE CAP
                                                                         VIP             VIP          GROWTH        FRANKLIN
                                                                     EQUITY-INCOME     MID CAP     SECURITIES(b)    SMALL CAP
                                                                     -------------   -----------   -------------   -----------
Operations:
     Investment income (loss) - net ...............................   $    37,542        (97,087)          (660)       (75,596)
     Net realized gains (losses) on investments ...................      (786,907)      (268,730)          (708)      (531,330)
     Net change in unrealized appreciation or depreciation
        of investments ............................................    (4,706,291)    (2,255,655)       (11,328)    (1,846,492)
                                                                      -----------    -----------    -----------    -----------

Net increase (decrease) in net assets resulting from operations ...    (5,455,656)    (2,621,472)       (12,696)    (2,453,418)
                                                                      -----------    -----------    -----------    -----------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................     6,929,861      3,751,016              -      2,128,133
        MultiOption Classic/Achiever ..............................     9,353,885      4,301,681        224,580      2,323,315
        MegAnnuity ................................................       198,398        192,701              -        182,576
        Adjustable Income Annuity .................................             -              -              -              -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................    (4,717,354)    (4,117,280)             -       (837,217)
        MultiOption Classic/Achiever ..............................    (2,493,566)    (1,605,764)       (11,676)      (554,305)
        MegAnnuity ................................................      (118,862)      (117,261)             -        (35,407)
        Adjustable Income Annuity .................................             -              -              -              -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................           (51)       (11,443)             -             54
        MultiOption Classic/Achiever ..............................           176            954              -              -
        MegAnnuity ................................................             1              1              -             (1)
        Adjustable Income Annuity .................................             -              -              -              -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................       (18,304)       (11,951)             -         (9,744)
        MultiOption Classic/Achiever ..............................       (46,200)       (19,705)             -           (102)
        MegAnnuity ................................................           (81)           (28)             -            (25)
        Adjustable Income Annuity .................................             -              -              -              -
                                                                      -----------    -----------    -----------    -----------

Increase (decrease) in net assets from contract transactions ......     9,087,903      2,362,921        212,904      3,197,277
                                                                      -----------    -----------    -----------    -----------

Increase (decrease) in net assets .................................     3,632,247       (258,551)       200,208        743,859

Net assets at the beginning of period .............................    23,587,152     20,984,737              -      6,852,986
                                                                      -----------    -----------    -----------    -----------

Net assets at the end of period (a) ...............................   $27,219,399     20,726,186        200,208      7,596,845
                                                                      ===========    ===========    ===========    ===========

                                                                              SEGREGATED SUB-ACCOUNTS
                                                                     ------------------------------------------
                                                                                     TEMPLETON
                                                                       FRANKLIN     DEVELOPING      TEMPLETON
                                                                     MUTUAL SHARES    MARKETS      GLOBAL ASSET
                                                                     SECURITIES(b)  SECURITIES    ALLOCATION(c)
                                                                     -------------  -----------   -------------
Operations:
     Investment income (loss) - net ...............................        (1,563)       16,223         12,985
     Net realized gains (losses) on investments ...................        (2,334)     (580,103)       (69,258)
     Net change in unrealized appreciation or depreciation
        of investments ............................................       (17,765)      400,725       (130,993)
                                                                      -----------   -----------    -----------

Net increase (decrease) in net assets resulting from operations ...       (21,662)     (163,155)      (187,266)
                                                                      -----------   -----------    -----------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................             -     1,009,325      1,134,895
        MultiOption Classic/Achiever ..............................       646,976       921,046      1,048,539
        MegAnnuity ................................................             -     1,704,737         81,891
        Adjustable Income Annuity .................................             -             -              -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................             -    (1,496,901)      (377,616)
        MultiOption Classic/Achiever ..............................       (58,983)     (532,641)      (236,225)
        MegAnnuity ................................................             -    (1,613,427)       (74,451)
        Adjustable Income Annuity .................................             -             -              -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................             -        (1,235)             -
        MultiOption Classic/Achiever ..............................             -           319             61
        MegAnnuity ................................................             -             -              -
        Adjustable Income Annuity .................................             -             -              -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................             -       (23,808)             -
        MultiOption Classic/Achiever ..............................             -        (2,776)        (1,727)
        MegAnnuity ................................................             -             -              -
        Adjustable Income Annuity .................................             -             -              -
                                                                      -----------   -----------    -----------

Increase (decrease) in net assets from contract transactions ......       587,993       (35,361)     1,575,367
                                                                      -----------   -----------    -----------

Increase (decrease) in net assets .................................       566,331      (198,516)     1,388,101

Net assets at the beginning of period .............................             -     7,847,819      2,219,608
                                                                      -----------   -----------    -----------

Net assets at the end of period (a) ...............................       566,331     7,649,303      3,607,709
                                                                      ===========   ===========    ===========

(a) See note 1 for an explanation of the Fund merger transactions occurring in 2003.

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

(c) Formerly Templeton Asset Strategy sub-account. Effective May 1, 2002, the underlying fund changed it's name to Templeton Global Asset Allocation.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                     -------------------------------------------------------------
                                                                        JANUS           JANUS           JANUS            MFS
                                                                        ASPEN       ASPEN CAPITAL   INTERNATIONAL     INVESTORS
                                                                     BALANCED(b)     APPRECIATION      GROWTH      GROWTH STOCK(b)
                                                                     -----------     ------------    -----------   ---------------
Operations:
     Investment income (loss) - net ...............................  $     5,351        (211,423)       (106,817)           (988)
     Net realized gains (losses) on investments ...................         (484)     (3,735,309)     (3,523,629)         (3,230)
     Net change in unrealized appreciation or depreciation
        of investments ............................................      (13,494)       (269,695)     (1,459,271)        (13,676)
                                                                     -----------     -----------     -----------     -----------

Net increase (decrease) in net assets resulting from operations ...       (8,627)     (4,216,427)     (5,089,717)        (17,894)
                                                                     -----------     -----------     -----------     -----------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................            -       1,472,984       1,301,762               -
        MultiOption Classic/Achiever ..............................      667,452       1,789,302       1,951,651         250,580
        MegAnnuity ................................................            -         175,773         225,662               -
        Adjustable Income Annuity .................................            -               -               -               -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................            -      (4,075,915)     (2,906,461)              -
        MultiOption Classic/Achiever ..............................      (22,858)     (1,400,914)     (1,050,985)        (33,223)
        MegAnnuity ................................................            -        (174,595)       (223,205)              -
        Adjustable Income Annuity .................................            -               -               -               -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................            -              81            (292)              -
        MultiOption Classic/Achiever ..............................            -             650             378               -
        MegAnnuity ................................................            -              (1)              1               -
        Adjustable Income Annuity .................................            -               -               -               -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................            -          (9,333)        (10,219)              -
        MultiOption Classic/Achiever ..............................            -          (7,791)         (8,804)              -
        MegAnnuity ................................................            -             (97)            (52)              -
        Adjustable Income Annuity .................................            -               -               -               -
                                                                     -----------     -----------     -----------     -----------

Increase (decrease) in net assets from contract transactions ......      644,594      (2,229,856)       (720,564)        217,357
                                                                     -----------     -----------     -----------     -----------

Increase (decrease) in net assets .................................      635,967      (6,446,283)     (5,810,281)        199,463

Net assets at the beginning of period .............................            -      24,324,231      19,195,115               -
                                                                     -----------     -----------     -----------     -----------

Net assets at the end of period (a) ...............................  $   635,967      17,877,948      13,384,834         199,463
                                                                     ===========     ===========     ===========     ===========

                                                                              SEGREGATED SUB-ACCOUNTS
                                                                     -----------------------------------------
                                                                        MFS            MFS
                                                                      MID CAP          NEW             MFS
                                                                      GROWTH(b)    DISCOVERY(b)      VALUE(b)
                                                                     -----------   ------------    -----------
Operations:
     Investment income (loss) - net ...............................         (446)       (4,186)         (2,349)
     Net realized gains (losses) on investments ...................          (90)       (6,862)         (3,483)
     Net change in unrealized appreciation or depreciation
        of investments ............................................       (4,483)      (78,373)         (6,510)
                                                                     -----------   -----------     -----------

Net increase (decrease) in net assets resulting from operations ...       (5,019)      (89,421)        (12,342)
                                                                     -----------   -----------     -----------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................            -             -               -
        MultiOption Classic/Achiever ..............................      100,175     1,197,409         775,325
        MegAnnuity ................................................            -             -               -
        Adjustable Income Annuity .................................            -             -               -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................            -             -               -
        MultiOption Classic/Achiever ..............................         (785)     (180,947)        (53,594)
        MegAnnuity ................................................            -             -               -
        Adjustable Income Annuity .................................            -             -               -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................            -             -               -
        MultiOption Classic/Achiever ..............................            -            81               -
        MegAnnuity ................................................            -             -               -
        Adjustable Income Annuity .................................            -             -               -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................            -             -               -
        MultiOption Classic/Achiever ..............................            -        (8,106)              -
        MegAnnuity ................................................            -             -               -
        Adjustable Income Annuity .................................            -             -               -
                                                                     -----------   -----------     -----------

Increase (decrease) in net assets from contract transactions ......       99,390     1,008,437         721,731
                                                                     -----------   -----------     -----------

Increase (decrease) in net assets .................................       94,371       919,016         709,389

Net assets at the beginning of period .............................            -             -               -
                                                                     -----------   -----------     -----------

Net assets at the end of period (a) ...............................       94,371       919,016         709,389
                                                                     ===========   ===========     ===========

(a) See note 1 for an explanation of the Fund merger transactions occurring in 2003.

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                      ---------------------------------------------------------
                                                                        OPPENHEIMER    OPPENHEIMER   OPPENHEIMER     PUTNAM VT
                                                                         CAPITAL          HIGH      INTERNATIONAL    GROWTH AND
                                                                      APPRECIATION(b)   INCOME(b)     GROWTH(b)      INCOME(b)
                                                                      ---------------  ----------     ----------     ----------

Operations:
     Investment income (loss) - net ................................    $   (3,494)        (5,499)        (1,080)        (1,026)
     Net realized gains (losses) on investments ....................        (2,893)        (5,564)          (323)          (556)
     Net change in unrealized appreciation or depreciation
        of investments .............................................        11,844          4,227        (24,704)          (633)
                                                                        ----------     ----------     ----------     ----------

Net increase (decrease) in net assets resulting from operations ....         5,457         (6,836)       (26,107)        (2,215)
                                                                        ----------     ----------     ----------     ----------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select .............................             -              -              -              -
        MultiOption Classic/Achiever ...............................       753,576      1,494,097        257,290        258,559
        MegAnnuity .................................................             -              -              -              -
        Adjustable Income Annuity ..................................             -              -              -              -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select .............................             -              -              -              -
        MultiOption Classic/Achiever ...............................       (36,135)      (464,103)          (961)       (14,409)
        MegAnnuity .................................................             -              -              -              -
        Adjustable Income Annuity ..................................             -              -              -              -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select .............................             -              -              -              -
        MultiOption Classic/Achiever ...............................             -            126              -              -
        MegAnnuity .................................................             -              -              -              -
        Adjustable Income Annuity ..................................             -              -              -              -
     Annuity benefit payments:
        MultiOption Flex/Single/Select .............................             -              -              -              -
        MultiOption Classic/Achiever ...............................             -        (22,443)             -              -
        MegAnnuity .................................................             -              -              -              -
        Adjustable Income Annuity ..................................             -              -              -              -
                                                                        ----------     ----------     ----------     ----------

Increase in net assets from contract transactions ..................       717,441      1,007,677        256,329        244,150
                                                                        ----------     ----------     ----------     ----------

Increase in net assets .............................................       722,898      1,000,841        230,222        241,935

Net assets at the beginning of period ..............................             -              -              -              -
                                                                        ----------     ----------     ----------     ----------

Net assets at the end of period (a) ................................    $  722,898      1,000,841        230,222        241,935
                                                                        ==========     ==========     ==========     ==========

                                                                               SEGREGATED SUB-ACCOUNTS
                                                                      --------------------------------------------
                                                                        PUTNAM VT        PUTNAM VT      PUTNAM VT
                                                                      INTERNATIONAL         NEW            NEW
                                                                        GROWTH(b)    OPPORTUNITIES(b)    VALUE(b)
                                                                        ----------   ----------------   ----------

Operations:
     Investment income (loss) - net ................................        (5,487)            (301)          (713)
     Net realized gains (losses) on investments ....................        (5,226)               9         (1,053)
     Net change in unrealized appreciation or depreciation
        of investments .............................................       (58,746)          (2,419)        (7,892)
                                                                        ----------       ----------     ----------

Net increase (decrease) in net assets resulting from operations ....       (69,459)          (2,711)        (9,658)
                                                                        ----------       ----------     ----------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select .............................             -                -              -
        MultiOption Classic/Achiever ...............................     1,664,080           71,252        151,411
        MegAnnuity .................................................             -                -              -
        Adjustable Income Annuity ..................................             -                -              -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select .............................             -                -              -
        MultiOption Classic/Achiever ...............................      (281,742)            (963)        (4,713)
        MegAnnuity .................................................             -                -              -
        Adjustable Income Annuity ..................................             -                -              -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select .............................             -                -              -
        MultiOption Classic/Achiever ...............................            44                -              -
        MegAnnuity .................................................             -                -              -
        Adjustable Income Annuity ..................................             -                -              -
     Annuity benefit payments:
        MultiOption Flex/Single/Select .............................             -                -              -
        MultiOption Classic/Achiever ...............................       (10,411)               -              -
        MegAnnuity .................................................             -                -              -
        Adjustable Income Annuity ..................................             -                -              -
                                                                        ----------       ----------     ----------

Increase in net assets from contract transactions ..................     1,371,971           70,289        146,698
                                                                        ----------       ----------     ----------

Increase in net assets .............................................     1,302,512           67,578        137,040

Net assets at the beginning of period ..............................             -                -              -
                                                                        ----------       ----------     ----------

Net assets at the end of period (a) ................................     1,302,512           67,578        137,040
                                                                        ==========       ==========     ==========

(a) See note 1 for an explanation of the Fund merger transactions occurring in 2003.

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                                           -----------------------------------------
                                                                                            PUTNAM
                                                                                              VT
                                                                                           VOYAGER(b)
                                                                                           ----------
Operations:
     Investment income (loss) - net ...............................................        $    (808)
     Net realized gains (losses) on investments ...................................             (467)
     Net change in unrealized appreciation or depreciation
        of investments ............................................................          (10,744)
                                                                                           ---------

Net increase (decrease) in net assets resulting from operations ...................          (12,019)
                                                                                           ---------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................................                -
        MultiOption Classic/Achiever ..............................................          203,125
        MegAnnuity ................................................................                -
        Adjustable Income Annuity .................................................                -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................................                -
        MultiOption Classic/Achiever ..............................................          (13,012)
        MegAnnuity ................................................................                -
        Adjustable Income Annuity .................................................                -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................................                -
        MultiOption Classic/Achiever ..............................................                -
        MegAnnuity ................................................................                -
        Adjustable Income Annuity .................................................                -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................................                -
        MultiOption Classic/Achiever ..............................................                -
        MegAnnuity ................................................................                -
        Adjustable Income Annuity .................................................                -
                                                                                           ---------

Increase in net assets from contract transactions .................................          190,113
                                                                                           ---------

Increase in net assets ............................................................          178,094

Net assets at the beginning of period .............................................                -
                                                                                           ---------

Net assets at the end of period (a) ...............................................        $ 178,094
                                                                                           =========

(a) See note 1 for an explanation of the Fund merger transactions occurring in 2003.

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(1) ORGANIZATION AND BASIS OF PRESENTATION

The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota
Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers seven types of contracts consisting of fifty-four segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Acheiver (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity; MultiOption Advisor; and Adjustable Income Annuity. The Account's mortality and expense risk charge and administrative charge vary based on the group-sponsored insurance program under which the contract is issued. The differentiating features of the contracts are described in notes 2 and 3 below.

The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the fifty-four segregated sub-accounts. Such payments are then invested in shares of the Advantus Series Fund, Inc., AIM Variable Insurance Funds, American Century Variable Portfolios, Inc., Credit Suisse Trust, Fidelity Variable Products Insurance Fund, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Panorama Series Fund, Inc., Putnam Variable Trust, Van Kampen Funds and Waddell & Reed Target Funds, Inc. (collectively, the Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except International Bond Portfolio which is non-diversified), open-end management investment company.

On September 22, 2003, the Advantus Series Fund, Inc. and Waddell & Reed Target Funds, Inc. completed a tax free exchange where the shares of the Advantus Growth and Advantus Capital Appreciation Portfolios were combined into Waddell & Reed Growth, and the Advantus Asset Allocation, Advantus International Stock, Advantus Value Stock, Advantus Small Company Value, Advantus Macro-Cap Value and Advantus Micro-Cap Value were exchanged for shares of Waddell & Reed Balanced, Waddell & Reed International II, Waddell & Reed Value, Waddell & Reed Small-Cap Growth, Waddell & Reed Core Equity and Waddell & Reed Micro-Cap Value, respectively.

Payments allocated to the Advantus Bond, Advantus Money Market, Advantus Mortgage Securities, Advantus Index 500, Advantus Maturing Government Bond 2006, Advantus Maturing Government Bond 2010, Advantus International Bond, Advantus Index 400 Mid-Cap, Advantus Real Estate Securities, AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Dent Demographic Trends, AIM V.I. Premier Equity, American Century Income and Growth, American Century Ultra, American Century Value, Credit Suisse Global Post-Venture Capital, Fidelity VIP Contrafund, Fidelity VIP Equity Income, Fidelity VIP Mid Cap, Franklin Large Cap Growth Securities, Franklin Small Cap, Franklin Mutual Shares Securities, Templeton Developing Markets Securities, Templeton Global Asset Allocation, Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus International Growth, MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, MFS Value, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer International Growth, Putnam VT Growth and Income, Putnam VT International Equity, Putnam VT New Opportunities, Putnam VT New Value, Putnam VT Voyager, Van Kampen Growth and Income, Van Kampen Emerging Growth, Van Kampen Comstock, Waddell & Reed Growth (formerly Advantus Growth and Advantus Capital Appreciation), Waddell & Reed Core Equity (formerly Advantus Macro-Cap Value), Waddell & Reed Small Cap Growth (formerly Advantus Small Company Growth), Waddell & Reed Balanced (formerly Advantus Asset Allocation), Waddell & Reed International II (formerly Advantus International Stock), Waddell & Reed International, Waddell & Reed Micro-Cap Growth (formerly Advantus Micro-Cap Growth), Waddell & Reed Small Cap Value (formerly Advantus Small Company Value), Waddell & Reed Value (formerly Advantus Value Stock), Waddell & Reed Science & Technology, and Waddell & Reed Asset Strategy segregated sub-accounts are invested in shares of the Bond, Money Market, Mortgage Securities, Index 500, Maturing Government Bond 2006, Maturing Government Bond 2010, International Bond, Index 400 Mid-Cap and Real Estate Securities Portfolios of the Advantus Series Fund, Inc.; Series II shares of AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Dent Demographic Trends Fund, and AIM V.I. Premier Equity Funds of the AIM Variable Insurance Funds; Class II shares of American Century Income and Growth, American Century Ultra, and American Century Value Funds of the American Century Variable Portfolios, Inc.; Credit Suisse Global Post-Venture Capital Portfolio of Credit Suisse Trust; Service Class 2 shares of VIP Contrafund, VIP Equity Income, and VIP Mid Cap Portfolios of Fidelity Variable Insurance Products Funds; Class 2 shares of Franklin Large Cap Growth Securities, Franklin Small Cap, Franklin Mutual Shares Securities, Templeton Developing Markets Securities, and Templeton Global Asset Allocation Funds of Franklin Templeton Variable Insurance Products Trust; Service shares of Janus Balanced, Janus Capital Appreciation, and Janus International Growth Porfolios of Janus Aspen Series; Service shares of MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, and MFS Value Series of MFS Variable Insurance Trust; Service shares of Oppenheimer Capital Appreciation and Oppenheimer High Income Funds of Oppenheimer Variable Account Funds; Service shares of Oppenheimer International Growth Fund of Panorama Series Fund, Inc.; IB shares of Putnam VT Growth and Income, Putnam VT International Equity, Putnam VT New Opportunities, Putnam VT New Value, and Putnam VT Voyager Funds of Putnam Variable Trust; Class 2 shares of Van Kampen Growth and Income, Van Kampen Emerging Growth, Van Kampen Comstock of Van Kampen Funds; Waddell & Reed Growth (formerly Advantus Growth and Advantus Capital Appreciation), Waddell & Reed Core Equity (formerly Advantus Macro-Cap Value), Waddell & Reed Small Cap Growth (formerly Advantus Small Company Growth), Waddell & Reed Balanced (formerly Advantus Asset Allocation), Waddell & Reed International II (formerly Advantus International Stock), Waddell & Reed International, Waddell & Reed Micro-Cap Growth (formerly Advantus Micro-Cap Growth), Waddell & Reed Small Cap Value (formerly Advantus Small Company Value), Waddell & Reed Value (formerly Advantus Value Stock), Waddell & Reed Science & Technology, and Waddell & Reed Asset Strategy Portfolios of Waddell & Reed Target Funds, Inc., respectively.

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Advantus Series Fund, Inc. Both Securian and Advantus are affiliate companies of Minnesota Life.

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

         INVESTMENTS IN UNDERLYING FUNDS

         Investments in shares of the Underlying Fund are stated at market value which is the net asset value per share as determined daily by the Underlying Fund. Investment transactions are recorded on a trade date basis. Effective January 1, 2003, the cost of investments sold is determined on the FIFO basis. Prior to January 1, 2003, the cost of investments sold was determined on the average cost method. The financial statement impact of this change in determining the cost of investments sold does not change the net assets of the sub-account and is limited to classification changes between realized and unrealized gains and losses. Management has determined that the reclassification amounts were not material. All dividend distributions received from the Underlying Fund are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The underlying Advantus Series Fund, Inc. Portfolios may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the Underlying Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

         FEDERAL INCOME TAXES

         The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the underlying Funds. Any applicable taxes will be the responsibility of the contract holders or beneficiaries upon termination or withdrawal.

         CONTRACTS IN ANNUITY PAYMENT PERIOD

         MULTIOPTION FLEX/SINGLE/SELECT, MULTIOPTION CLASSIC/ACHIEVER AND MULTIOPTION ADVISOR:

         Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves for mortality and risk expense charges are required, Minnesota Life reimburses the Account. If the reserves required are less than originally estimated, transfers may be made to Minnesota Life.

         MEGANNUITY:

         Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table, using an assumed interest rate of 3.50 percent.

         ADJUSTABLE INCOME ANNUITY:

         Annuity reserves are computed for currently payable contracts according to the Individual Annuity 1983 Table A using an assumed interest rate of 4.50 percent. If additional annuity reserves for mortality and risk expense charges are required, Minnesota Life reimburses the Account. If the reserves required are less than originally estimated, transfers may be made to Minnesota Life.

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(3)      EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

         MULTIOPTION FLEX/SINGLE/SELECT:

         The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

         A contingent deferred sales charge paid may be imposed on a Multi-Option Annuity or Multi-Option Select contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2003 and 2002, contingent deferred sales charges totaled $1,476,773 and $2,666,946, respectively.

         MULTIOPTION CLASSIC/ACHIEVER:

         The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

         The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

         A contingent deferred sales charge paid may be imposed on a Multi-Option Classic or Multi-Option Achiever contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2003 and 2002, contingent deferred sales charges totaled $773,089 and $843,907, respectively.

         Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2003 and 2002.

         Where allowed by law, we reserve the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the Wealthbuilder Credit program at any time without notice.

         MULTIOPTION ADVISOR:

         The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.20 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

         The administrative charge paid to Minnesota Life is equal, on an annual basis, to between 0.0 and 1.45 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the year ended December 31, 2003.

         A contingent deferred sales charge paid may be imposed on a Multi-Option Advisor contract owner during the first ten years, if a contract's accumulation value is reduced by a withdrawal or surrender. No contingent deferred sales charges were imposed for the year ended December 31, 2003.

         Certain options have guaranteed minimum death or income benefits. These options mortality and expense charges range from 1.35 % to 2.65 %. There are no additional fees and charges associated with these guarantees.

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(3)      EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

         MEGANNUITY:

         The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than
         0.35 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

         Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2003 and 2002.

         ADJUSTABLE INCOME ANNUITY:

         The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

         The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15 percent of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

         Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

                  A sales charge up to 4.50 percent, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. Total sales charges deducted from contract purchase payments for the years ended December 31, 2003 and 2002 amounted to $0 and $19,591, respectively.

                  A risk charge in the amount of 1.25 percent is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2.00 percent. Total risk charges deducted from contract purchase payments for the years ended December 31, 2003 and 2002 amounted to $0 and $44,944, respectively.

                  A premium tax charge of up to 3.50 percent is deducted from each contract purchase payment. Total premium tax charges deducted from contract purchase payments for the years ended December 31, 2003 and 2002 amounted to $0 and $963, respectively.

         OTHER:

         To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.60% of average daily net assets. In addition, the Advantus Series Fund, Inc., has adopted a Rule 12b-1 distribution plan covering all of its portfolios except the Maturing Government Bond Portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to 0.25% of average daily net assets to Securian. Advantus Series Fund, Inc. also pays an administrative service fee to Minnesota Life and for each portfolio pays an annual fee equal to 0.02% of net assets to State Street, Inc. for daily fund accounting services.

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(4)      INVESTMENT TRANSACTIONS

         The Account's purchases of Underlying Funds shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 2003:

Advantus Bond                               $24,513,118
Advantus Money Market                        35,142,059
Advantus Mortgage Securities                 19,413,018
Advantus Index 500                           33,199,535
Advantus Maturing Government Bond 2006        1,612,771
Advantus Maturing Government Bond 2010        1,616,233
Advantus International Bond                   8,635,070
Advantus Index 400 Mid-Cap                   11,338,237
Advantus Real Estate Securities              11,754,910
AIM V.I. Aggressive Growth                      770,057
AIM V.I. Balanced                             1,152,044
AIM V.I. Dent Demographic Trends                587,215
AIM V.I. Premier Equity                         349,532
American Century Income and Growth            2,039,602
American Century Ultra                       12,402,568
American Century Value                        2,051,352
Credit Suisse Global Post-Venture Capital     1,126,411
Fidelity VIP Contrafund                       8,754,137
Fidelity VIP Equity Income                   24,217,996
Fidelity VIP Mid Cap                          7,260,891
Franklin Large Cap Growth Securities            928,722
Franklin Small Cap                            4,039,505
Franklin Mutual Shares Securities             1,957,203
Templeton Developing Markets Securities       9,212,011
Templeton Global Asset Allocation             2,166,845
Janus Aspen Balanced                          1,511,168
Janus Aspen Capital Appreciation              2,122,730
Janus Aspen International Growth              3,905,111
MFS Investors Growth Stock                    1,175,023
MFS Mid Cap Growth                              900,999
MFS New Discovery                             6,999,657
MFS Value                                     1,414,616
Oppenheimer Capital Appreciation              1,843,039
Oppenheimer High Income                       7,396,809
Oppenheimer International Growth              4,315,686
Putnam VT Growth and Income                     971,332
Putnam VT International Equity                7,062,389
Putnam VT New Opportunities                     234,688
Putnam VT New Value                             809,929
Putnam VT Voyager                               431,644

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(4)      INVESTMENT TRANSACTIONS, CONTINUED

         The Account's purchases of Underlying Funds shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 2003:

Van Kampen Growth and Income             245,114
Van Kampen Emerging Growth               182,632
Van Kampen Comstock                    1,373,537
Waddell & Reed Growth                 86,904,564
Waddell & Reed Core Equity               992,251
Waddell & Reed Small Cap Growth        3,491,413
Waddell & Reed Balanced                6,521,170
Waddell & Reed International II       18,305,736
Waddell & Reed International           1,283,216
Waddell & Reed Micro-Cap Growth        5,059,070
Waddell & Reed Small Cap Value         6,236,254
Waddell & Reed Value                   2,390,181
Waddell & Reed Science & Technology      861,417
Waddell & Reed Asset Strategy            452,017

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

         Transactions in units for each segregated sub-account for the years ended December 31, 2003 and 2002 were as follows:

                                                                     SEGREGATED SUB-ACCOUNTS
                                             -----------------------------------------------------------------------
                                                                                                           ADVANTUS
                                                              ADVANTUS       ADVANTUS       ADVANTUS       MATURING
                                              ADVANTUS         MONEY         MORTGAGE         INDEX       GOVERNMENT
                                                BOND           MARKET       SECURITIES         500         BOND 2006
                                             -----------    -----------    -----------    ------------    ----------
Units outstanding at
   December 31, 2001 .....................    57,780,185     46,433,132     62,749,113      77,262,312     4,864,034
      Contract purchase
          payments .......................    17,905,035     45,777,623     25,901,256      13,546,924     1,526,028
      Contract terminations, withdrawal
          payments and charges ...........   (13,263,772)   (49,673,672)   (14,173,844)    (18,730,313)   (1,025,895)
                                             -----------    -----------    -----------    ------------    ----------
Units outstanding at
   December 31, 2002 .....................    62,421,448     42,537,083     74,476,525      72,078,923     5,364,167
      Contract purchase
          payments .......................    22,118,352     30,005,084     15,524,618      46,108,530     1,031,587
      Contract terminations, withdrawal
          payments and charges ...........   (12,998,000)   (42,364,642)   (16,498,242)    (12,936,680)   (1,258,983)
                                             -----------    -----------    -----------    ------------    ----------
Units outstanding at
   December 31, 2003 .....................    71,541,800     30,177,525     73,502,901     105,250,773     5,136,771
                                             ===========    ===========    ===========    ============    ==========

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                    SEGREGATED SUB-ACCOUNTS
                                             ----------------------------------------------------------------------
                                              ADVANTUS                                      ADVANTUS
                                              MATURING       ADVANTUS       ADVANTUS          REAL        AIM V.I.
                                             GOVERNMENT    INTERNATIONAL    INDEX 400        ESTATE      AGGRESSIVE
                                             BOND 2010         BOND          MID-CAP       SECURITIES      GROWTH
                                             ----------    -------------   -----------    -----------    ----------
Units outstanding at
   December 31, 2001 .....................    3,226,304      35,648,905     15,271,982     10,820,336            -
      Contract purchase
          payments .......................    2,267,005       7,569,619      5,217,050     14,913,520      205,827
      Contract terminations, withdrawal
          payments and charges ...........   (1,034,522)     (4,418,303)    (5,506,268)    (4,573,775)      (4,966)
                                             ----------     -----------    -----------    -----------     --------
Units outstanding at
   December 31, 2002 .....................    4,458,787      38,800,221     14,982,764     21,160,081      200,861
      Contract purchase
          payments .......................      919,817       7,485,878      9,104,377      8,728,667      772,424
      Contract terminations, withdrawal
          payments and charges ...........   (1,661,370)     (6,743,357)    (6,560,387)    (2,902,423)    (150,100)
                                             ----------     -----------    -----------    -----------     --------
Units outstanding at
    December 31, 2003 ....................    3,717,234      39,542,742     17,526,754     26,986,325      823,185
                                             ==========     ===========    ===========    ===========     ========

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                  SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------
                                                           AIM V.I.                     AMERICAN
                                                            DENT          AIM V.I.       CENTURY       AMERICAN
                                            AIM V.I.     DEMOGRAPHIC      PREMIER         INCOME        CENTURY
                                            BALANCED       TRENDS         EQUITY        AND GROWTH       ULTRA
                                          -----------    -----------    -----------    -----------    -----------
Units outstanding at
   December 31, 2001 ..................             -              -              -              -              -
      Contract purchase
          payments ....................       222,483         55,977        333,835        276,920      2,453,161
      Contract terminations, withdrawal
          payments and charges ........       (20,302)       (11,878)          (507)        (5,847)      (684,568)
                                          -----------    -----------    -----------    -----------    -----------
Units outstanding at
   December 31, 2002 ..................       202,181         44,099        333,328        271,073      1,768,593
      Contract purchase
          payments ....................     1,109,782        566,213        396,090      1,925,765     12,556,424
      Contract terminations, withdrawal
          payments and charges ........       (69,516)      (114,168)      (208,396)       (30,769)      (484,996)
                                          -----------    -----------    -----------    -----------    -----------
Units outstanding at
    December 31, 2003 .................     1,242,447        496,144        521,022      2,166,069     13,840,021
                                          ===========    ===========    ===========    ===========    ===========

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                             SEGREGATED SUB-ACCOUNTS
                                                     -----------------------------------------------------------------------
                                                                 CREDIT SUISSE
                                                      AMERICAN      GLOBAL
                                                      CENTURY     POST-VENTURE   FIDELITY VIP   FIDELITY VIP    FIDELITY VIP
                                                       VALUE        CAPITAL       CONTRAFUND    EQUITY INCOME     MID CAP
                                                     ----------  -------------   ------------   -------------   ------------
Units outstanding at
   December 31, 2001 .............................            -     1,868,816     26,305,920      22,269,645     17,716,573
      Contract purchase
          payments ...............................      666,477       501,946     10,854,040      17,173,473      7,587,376
      Contract terminations, withdrawal
          payments and charges ...................      (58,878)     (501,466)    (7,432,995)     (8,612,637)    (5,802,521)
                                                     ----------    ----------    -----------      ----------    -----------
Units outstanding at
   December 31, 2002 .............................      607,599     1,869,296     29,726,965      30,830,481     19,501,428
      Contract purchase
          payments ...............................    2,033,778     2,527,952     10,077,080      24,422,335      6,656,494
      Contract terminations, withdrawal
          payments and charges ...................     (203,761)     (240,877)    (3,772,292)     (5,405,396)    (3,451,607)
                                                     ----------    ----------    -----------      ----------    -----------
 Units outstanding at
    December 31, 2003 ............................    2,437,616     4,156,371     36,031,753      49,847,420     22,706,315
                                                     ==========    ==========    ===========      ==========    ===========

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                              SEGREGATED SUB-ACCOUNTS
                                                     -------------------------------------------------------------------------
                                                      FRANKLIN                                     TEMPLETON
                                                     LARGE CAP                        FRANKLIN     DEVELOPING      TEMPLETON
                                                       GROWTH        FRANKLIN      MUTUAL SHARES     MARKETS      GLOBAL ASSET
                                                     SECURITIES      SMALL CAP      SECURITIES     SECURITIES      ALLOCATION
                                                     -----------    -----------    -------------   -----------    ------------
Units outstanding at
   December 31, 2001 .............................             -     10,082,739               -     13,906,056      2,557,131
      Contract purchase
          payments ...............................       258,418      8,875,245         739,223      6,569,990      2,705,650
      Contract terminations, withdrawal
          payments and charges ...................       (14,092)    (3,048,570)        (68,800)    (6,956,371)      (846,744)
                                                     -----------    -----------     -----------    -----------    -----------
Units outstanding at
   December 31, 2002 .............................       244,326     15,909,414         670,423     13,519,675      4,416,037
      Contract purchase
          payments ...............................       890,937      6,232,254       1,887,167     13,330,483      2,410,511
      Contract terminations, withdrawal
          payments and charges ...................       (49,011)    (2,490,698)       (113,461)   (12,251,148)    (1,172,646)
                                                     -----------    -----------     -----------    -----------    -----------
 Units outstanding at
    December 31, 2003 ............................     1,086,252     19,650,970       2,444,129     14,599,010      5,653,902
                                                     ===========    ===========     ===========    ===========    ===========

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                               SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------
                                             JANUS         JANUS       JANUS ASPEN       MFS         MFS
                                             ASPEN     ASPEN CAPITAL  INTERNATIONAL   INVESTORS    MID CAP
                                            BALANCED   APPRECIATION      GROWTH      GROWTH STOCK   GROWTH
                                           ---------   -------------  -------------  ------------  --------
Units outstanding at
  December 31, 2001 .....................          -    38,811,457     30,574,683                         -
   Contract purchase payments ...........    714,492     6,828,683      7,354,568       295,169     134,019
   Contract terminations, withdrawal
    payments and charges ................    (24,852)  (10,931,006)    (8,724,021)      (40,532)     (1,118)
                                           ---------    ----------     ----------     ---------     -------
Units outstanding at
  December 31, 2002 .....................    689,640    34,709,134     29,205,230       254,637     132,901
   Contract purchase payments ...........  1,480,015     3,672,956      5,143,335     1,194,369     840,831
   Contract terminations, withdrawal
    payments and charges ................   (186,959)   (8,310,526)    (8,166,523)      (30,675)   (145,167)
                                           ---------    ----------     ----------     ---------     -------
Units outstanding at
  December 31, 2003 .....................  1,982,696    30,071,564     26,182,042     1,418,331     828,565
                                           =========    ==========     ==========     =========     =======

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                             SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------
                                              MFS                  OPPENHEIMER                 OPPENHEIMER
                                              NEW         MFS        CAPITAL     OPPENHEIMER  INTERNATIONAL
                                           DISCOVERY     VALUE     APPRECIATION  HIGH INCOME      GROWTH
                                          ----------   ----------  ------------  -----------  -------------
Units outstanding at
 December 31, 2001 ......................          -           -            -             -             -
   Contract purchase payments ...........  1,266,929     914,789      936,775     1,149,099       324,337
   Contract terminations, withdrawal
    payments and charges ................   (193,480)    (62,466)     (46,370)     (474,751)       (1,242)
                                          ----------   ---------    ---------    ----------    ----------
Units outstanding at
 December 31, 2002 ......................  1,073,449     852,323      890,405       674,348       323,095
   Contract purchase payments ...........  6,263,564   1,456,085    1,823,069     6,944,098     4,549,914
   Contract terminations, withdrawal
    payments and charges ................ (2,319,827)   (160,067)    (406,169)   (1,018,191)   (3,285,133)
                                          ----------   ---------    ---------    ----------    ----------
Units outstanding at
 December 31, 2003 ......................  5,017,186   2,148,341    2,307,305     6,600,255     1,587,876
                                          ==========   =========    =========    ==========    ==========

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                               SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------
                                           PUTNAM VT     PUTNAM VT      PUTNAM VT     PUTNAM VT
                                           GROWTH AND  INTERNATIONAL       NEW           NEW      PUTNAM VT
                                             INCOME        EQUITY     OPPORTUNITIES     VALUE      VOYAGER
                                           ----------  -------------  --------------  ----------  ---------
Units outstanding at
 December 31, 2001 ......................          -             -             -              -          -
   Contract purchase payments ...........    315,107     1,712,133        90,054        170,555    244,102
   Contract terminations, withdrawal
    payments and charges ................    (18,218)     (294,091)       (1,195)        (6,022)   (16,088)
                                           ---------    ----------       -------       --------    -------
Units outstanding at
 December 31, 2002 ......................    296,889     1,418,042        88,859        164,533    228,014
   Contract purchase payments ...........    996,477     7,226,432       234,670        792,106    439,161
   Contract terminations, withdrawal
    payments and charges ................   (176,286)   (2,363,207)      (51,545)      (182,687)   (56,748)
                                           ---------    ----------       -------       --------    -------
Units outstanding at
 December 31, 2003 ......................  1,117,080     6,281,267       271,984        773,952    610,427
                                           =========    ==========       =======       ========    =======

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                 SEGREGATED SUB-ACCOUNTS
                                           -------------------------------------------------------------------
                                           VAN KAMPEN  VAN KAMPEN
                                           GROWTH AND   EMERGING   VAN KAMPEN  WADDELL & REED  WADDELL & REED
                                             INCOME      GROWTH     COMSTOCK     GROWTH (a)    CORE EQUITY (b)
                                           ----------  ----------  ----------  --------------  ---------------
Units outstanding at
 December 31, 2001 ......................         -           -            -    102,359,809      17,049,674
   Contract purchase payments ...........         -           -            -     12,283,734       3,945,403
   Contract terminations, withdrawal
    payments and charges ................         -           -            -    (24,944,657)     (4,681,662)
                                            -------     -------    ---------    -----------      ----------
Units outstanding at
 December 31, 2002 ......................         -           -            -     89,698,886      16,313,415
   Contract purchase payments ...........   228,854     158,958    1,241,148      1,221,828       1,732,339
   Contract terminations, withdrawal
    payments and charges ................   (20,556)    (39,359)     (11,992)   (10,946,677)     (4,307,522)
                                            -------     -------    ---------    -----------      ----------
Units outstanding at
 December 31, 2003 ......................   208,298     119,599    1,229,156     79,974,037      13,738,232
                                            =======     =======    =========    ===========      ==========

(a) Formerly Advantus Growth Portfolio and Advantus Capital Appreciation Portfolio. See note 1 for fund merger transactions during 2003.

(b) Formerly Advantus Macro-Cap Value Portfolio. See note 1 for fund merger transactions during 2003.

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                         SEGREGATED SUB-ACCOUNTS
                                           ------------------------------------------------------------------------------------
                                           WADDELL & REED                                                        WADDELL & REED
                                             SMALL CAP     WADDELL & REED     WADDELL & REED     WADDELL & REED     MICRO-CAP
                                             GROWTH (a)     BALANCED (b)   INTERNATIONAL II (c)  INTERNATIONAL      GROWTH (d)
                                           --------------  --------------  --------------------  --------------  --------------
Units outstanding at
 December 31, 2001 ......................    58,874,540     115,815,207         77,650,129                 -       18,375,194
   Contract purchase payments ...........     5,343,235       7,790,241          8,852,804                 -        2,835,946
   Contract terminations, withdrawal
    payments and charges ................   (13,261,707)    (27,478,992)       (17,385,055)                -       (5,131,365)
                                            -----------     -----------        -----------         ---------       ----------
Units outstanding at
 December 31, 2002 ......................    50,956,068      96,126,456         69,117,878                 -       16,079,775
   Contract purchase payments ...........     4,159,253       6,168,927         14,829,981         1,222,148        4,816,043
   Contract terminations, withdrawal
    payments and charges ................    (7,027,498)    (16,164,468)       (14,737,011)         (380,216)      (3,402,377)
                                            -----------     -----------        -----------         ---------       ----------
Units outstanding at
 December 31, 2003 ......................    48,087,823      86,130,915         69,210,848           841,932       17,493,441
                                            ===========     ===========        ===========         =========       ==========

(a) Formerly Advantus Small Company Growth Portfolio. See note 1 for fund merger transactions during 2003.

(b) Formerly Advantus Asset Allocation Portfolio. See note 1 for fund merger transactions during 2003.

(c) Formerly Advantus International Stock Portfolio. See note 1 for fund merger transactions during 2003.

(d) Formerly Advantus Micro-Cap Growth Portfolio. See note 1 for fund merger transactions during 2003.

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

  (5)UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                              SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------
                                           WADDELL & REED                  WADDELL & REED  WADDELL & REED
                                             SMALL CAP     WADDELL & REED     SCIENCE &        ASSET
                                             VALUE (a)       VALUE (b)       TECHNOLOGY       STRATEGY
                                           --------------  --------------  --------------  --------------
Units outstanding at
 December 31, 2001 ......................    19,875,251      49,262,385              -              -
   Contract purchase payments ...........    11,562,425       5,904,394              -              -
   Contract terminations, withdrawal
    payments and charges ................    (8,411,739)    (10,990,802)             -              -
                                             ----------     -----------        -------        -------
Units outstanding at
 December 31, 2002 ......................    23,025,937      44,175,977              -              -
   Contract purchase payments ...........     5,665,523       2,546,317        811,365        439,894
   Contract terminations, withdrawal
    payments and charges ................    (5,133,731)     (6,829,522)      (441,586)          (405)
                                             ----------     -----------        -------        -------
Units outstanding at
 December 31, 2003 ......................    23,557,729      39,892,772        369,779        439,489
                                             ==========     ===========        =======        =======

(a) Formerly Advantus Small Company Value Portfolio. See note 1 for fund merger transactions during 2003.

(b) Formerly Advantus Value Stock Portfolio. See note 1 for fund merger transactions during 2003.

                            VARIABLE ANNUITY ACCOUNT

(6) FINANCIAL HIGHLIGHTS

                                                                   0.15% VARIABLE ACCOUNT CHARGE**
                                                 ------------------------------------------------------------------
                                                                                              For the year ended
                                                             At December 31                      December 31
                                                 ---------------------------------------  -------------------------
                                                 Accumulation                   Units      Investment      Total
                                                  Unit Value    Net Assets   Outstanding  Income Ratio*  Return***
                                                  ----------    ----------   -----------  -------------  ---------
Advantus Bond                              2003   $     3.38   $  4,465,876   1,323,019       0.00%           5.19%
                                           2002         3.21      4,874,956   1,509,934       0.00%          10.34%
                                           2001         2.91      4,999,814   1,709,084      10.87%           7.74%
Advantus Money Market                      2003         2.08      2,184,631   1,052,431       0.61%           0.46%
                                           2002         2.07      2,169,884   1,050,180       1.28%           1.13%
                                           2001         2.04      3,256,767   1,593,977       3.63%           3.63%
Advantus Mortgage Securities               2003         3.59      2,319,053     645,952       0.00%           4.00%
                                           2002         3.45      3,471,648     996,342       0.06%           9.50%
                                           2001         3.15      2,587,356     812,810      12.44%           8.81%
Advantus Index 500                         2003         4.48     12,641,704   2,819,730       0.00%          27.85%
                                           2002         3.51      9,407,193   2,672,983       0.00%         -22.48%
                                           2001         4.53     13,125,020   2,891,401       0.95%         -12.39%
Advantus Maturing Government Bond 2006     2003         2.18        790,342     362,989       0.00%           1.79%
                                           2002         2.14        830,177     371,760       0.00%          12.82%
                                           2001         1.90        753,127     383,557       5.92%           7.91%
Advantus Maturing Government Bond 2010     2003         2.39        101,944      42,667       0.00%           2.60%
                                           2002         2.33        150,032      64,426       0.08%          18.68%
                                           2001         1.96        130,343      66,425       7.17%           4.81%
Advantus International Bond                2003         1.49        857,251     574,356       0.00%          20.07%
                                           2002         1.24        499,023     400,367       0.15%          17.77%
                                           2001         1.06         95,555      89,097       1.10%          -1.66%
Advantus Index 400 Mid-Cap                 2003         1.74      1,202,341     689,419       0.00%          34.39%
                                           2002         1.30        570,339     439,481       0.00%         -15.16%
                                           2001         1.53        544,883     356,197       0.87%          -1.22%
Advantus Real Estate Securities            2003         1.71      1,145,980     669,137       0.00%          42.00%
                                           2002         1.21        804,596     666,006       0.01%           6.81%
                                           2001         1.13        278,318     246,482       5.44%           9.87%
Credit Suisse Global Post-Venture Capital  2003         0.52        128,088     246,390       0.00%          47.44%
                                           2002         0.35          2,519       7,145       0.00%         -34.26%
                                           2001         0.54          3,210       5,984      16.37%         -29.52%
Fidelity VIP Contrafund                    2003         0.96        471,400     491,589       0.29%          28.00%
                                           2002         0.75        279,938     373,678       0.78%          -9.74%
                                           2001         0.83        303,453     365,617       0.79%         -12.60%
Fidelity VIP Equity Income                 2003         1.15        490,895     425,493       1.43%          29.83%
                                           2002         0.89        308,457     344,939       1.52%         -17.28%
                                           2001         1.07        294,384     271,988       1.97%          -5.37%
Fidelity VIP Mid Cap                       2003         1.49        605,266     405,161       0.28%          38.04%
                                           2002         1.08        496,135     457,848       0.78%         -10.16%
                                           2001         1.20        478,596     396,693       0.00%          -3.66%
Franklin Small Cap                         2003         0.67        207,430     310,441       0.00%          37.04%
                                           2002         0.49        191,328     391,060       0.28%         -28.79%
                                           2001         0.68         88,304     127,846       0.22%         -15.37%
Templeton Developing Markets Securities    2003         0.80        318,978     398,778       0.73%          52.76%
                                           2002         0.52        214,527     409,691       1.56%          -0.30%
                                           2001         0.53        111,479     212,265       0.11%          -8.22%
Templeton Global Asset Allocation          2003         1.10        169,422     153,886       2.56%          31.76%
                                           2002         0.84         64,425      77,098       1.17%          -4.53%
                                           2001         0.88         59,144      67,571       0.23%         -10.08%
Janus Aspen Capital Appreciation           2003         0.64        393,661     613,591       0.24%          20.06%
                                           2002         0.53        334,031     622,761       0.31%         -16.05%
                                           2001         0.64        402,880     628,238       0.86%         -21.95%

                            VARIABLE ANNUITY ACCOUNT

                                                                   0.15% VARIABLE ACCOUNT CHARGE**
                                                 ------------------------------------------------------------------
                                                                                             For the year ended
                                                             At December 31                      December 31
                                                 ---------------------------------------  -------------------------
                                                 Accumulation                   Units      Investment      Total
                                                  Unit Value    Ne  Assets   Outstanding  Income Ratio*  Return***
                                                 ------------  ------------  -----------  -------------  ----------
Janus Aspen International Growth           2003      0.63          376,492      595,244       0.97%         34.33%
                                           2002      0.47          278,526      588,793       0.62%        -25.87%
                                           2001      0.64          325,995      510,863       0.68%        -23.54%
Waddell & Reed Growth (b)                  2003      2.89        9,165,037    3,168,835       0.00%         25.26%
                                           2002      2.31        3,477,642    1,657,162       0.00%        -25.55%
                                           2001      3.80        5,773,751    1,842,615       0.00%        -24.91%
Waddell & Reed Core Equity (c )            2003      0.95          293,669      307,576       0.71%         21.15%
                                           2002      0.79          271,502      344,497       0.00%        -28.25%
                                           2001      1.10          322,693      293,780       0.34%         -7.88%
Waddell & Reed Small Cap Growth (d)        2003      2.05        2,823,716    1,378,769       0.00%         47.76%
                                           2002      1.39        2,032,353    1,459,735       0.00%        -31.90%
                                           2001      2.04        3,281,690    1,605,262       0.00%        -14.83%
Waddell & Reed Balanced (e)                2003      3.58        5,010,981    1,398,209       0.64%         20.87%
                                           2002      2.96        5,213,603    1,646,647       0.00%         -9.12%
                                           2001      3.26        6,128,174    1,760,361       1.99%        -14.49%
Waddell & Reed International II (f)        2003      2.77        4,832,565    1,744,785       1.95%         46.63%
                                           2002      1.89        3,176,420    1,611,358       0.00%        -17.94%
                                           2001      2.30        4,259,122    1,775,314       4.13%        -11.34%
Waddell & Reed Micro-Cap Growth (g)        2003      1.43          544,599      380,788       0.00%         54.18%
                                           2002      0.93          333,236      359,196       0.00%        -43.73%
                                           2001      1.65          423,022      256,057       0.00%        -11.46%
Waddell & Reed Small Cap Value (h)         2003      1.60        1,256,237      783,072       0.00%         49.25%
                                           2002      1.07          921,384      856,647       0.00%        -20.10%
                                           2001      1.35          702,424      522,183       0.00%         15.41%
Waddell & Reed Value (i)                   2003      2.12        1,630,027      767,590       0.58%         26.87%
                                           2002      1.67        1,556,862      923,303       0.00%        -15.45%
                                           2001      1.98        1,912,245      958,634       1.19%        -10.59%

                            VARIABLE ANNUITY ACCOUNT

                                                                  0.95% VARIABLE ACCOUNT CHARGE**
                                                 ------------------------------------------------------------------
                                                                                             For the year ended
                                                             At December 31                      December 31
                                                 ---------------------------------------  -------------------------
                                                 Accumulation                   Units      Investment      Total
                                                  Unit Value    Net Assets   Outstanding  Income Ratio*  Return***
                                                 ------------  ------------  -----------  -------------  ----------
Advantus Index 500                         2003   $     1.70    $52,268,714   30,702,380      0.00%        26.84%
                                           2002         1.00     26,886,074   26,886,074      0.00%       -23.10%
                                           2001         1.75     28,292,680   16,209,845      0.00%       -13.08%

                                                                        1.20% VARIABLE ACCOUNT CHARGE**
                                                 -----------------------------------------------------------------------------
                                                                                          For the period from January 13, 2003
                                                                                            (commencement of operations) to
                                                          At December 31, 2003                      December 31, 2003
                                                 ---------------------------------------  ------------------------------------
                                                 Accumulation                   Units          Investment            Total
                                                  Unit Value    Net Assets   Outstanding      Income Ratio*        Return***
                                                 ------------  ------------  -----------  ---------------------  -------------
Advantus Bond                                        1.05      $  4,238,896    4,050,332          0.00%                4.48%
Advantus Money Market                                0.99         3,365,040    3,383,922          0.63%               -0.56%
Advantus Mortgage Securities                         1.03         2,691,147    2,612,510          0.00%                2.87%
Advantus Index 500                                   1.20         1,686,355    1,402,754          0.00%               19.51%
Advantus Index 400 Mid-Cap                           1.29           657,956      507,973          0.00%               29.12%
Advantus Real Estate Securities                      1.42         1,351,173      950,460          0.00%               42.11%
AIM V.I. Aggressive Growth                           1.23           169,988      138,031          0.00%               22.56%
AIM V.I. Balanced                                    1.12           292,356      260,103          2.73%               12.01%
AIM V.I. Dent Demographic Trends                     1.27           111,179       87,532          0.00%               26.38%
AIM V.I. Premier Equity                              1.17            44,419       37,859          0.26%               16.43%
American Century Income and Growth                   1.21           317,122      261,738          0.88%               20.47%
American Century Ultra                               1.18         2,784,736    2,352,141          0.00%               17.91%
American Century Value                               1.24           386,723      312,590          0.76%               23.31%
Fidelity VIP Contrafund                              1.25         1,428,173    1,141,186          0.29%               25.20%
Fidelity VIP Equity Income                           1.23         4,736,806    3,848,018          0.00%               22.49%
Fidelity VIP Mid Cap                                 1.36         1,412,441    1,038,040          0.00%               36.92%
Franklin Large Cap Growth Securities                 1.19           232,956      195,555          0.56%               18.50%
Franklin Small Cap                                   1.29           535,098      416,055          0.00%               28.02%
Franklin Mutual Shares Securities                    1.21           348,793      287,026          1.01%               21.20%
Templeton Developing Markets Securities              1.47           439,468      299,235          1.11%               17.23%
Janus Aspen Balanced                                 1.11           354,668      320,021          2.02%                5.31%
Janus Aspen Capital Appreciation                     1.14            86,274       75,843          0.24%                6.98%
Janus Aspen International Growth                     1.31           276,650      211,619          0.00%               12.93%
MFS Investors Growth Stock                           1.15           263,835      229,166          0.00%                4.84%
MFS Mid Cap Growth                                   1.29           136,157      105,746          0.00%                8.00%
MFS New Discovery                                    1.29         1,005,663      780,498          0.00%                6.06%
MFS Value                                            1.19           174,921      146,463          0.15%               11.32%
Oppenheimer Capital Appreciation                     1.23           354,847      289,222          0.24%                8.95%
Oppenheimer High Income                              1.20         1,195,063      998,460          6.05%                4.83%
Oppenheimer International Growth                     1.40           314,228      223,759          0.83%               15.65%
Putnam VT Growth and Income                          1.20           221,104      184,694          1.41%               10.75%
Putnam VT International Equity                       1.24         1,252,898    1,007,114          0.00%               12.58%
Putnam VT New Opportunities                          1.25            26,541       21,906          0.00%                7.08%
Putnam VT New Value                                  1.24           115,610       93,432          0.84%               13.10%
Putnam VT Voyager                                    1.17           100,891       85,961          0.30%                5.82%
Van Kampen Growth and Income                         1.21            64,827       53,413          0.00%               10.69%
Van Kampen Emerging Growth                           1.19            54,678       45,797          0.00%                6.81%
Van Kampen Comstock                                  1.23           248,594      202,627          0.00%                9.49%
Waddell & Reed Growth (b)                            1.06            55,524       52,097          0.00%                7.59%
Waddell & Reed Core Equity (c)                       1.09            50,294       46,268          0.71%                9.21%
Waddell & Reed Small Cap Growth (d)                  1.08           266,256      247,050          0.00%               11.04%
Waddell & Reed Balanced (e)                          1.06           194,054      182,287          0.66%                6.55%
Waddell & Reed International II (f)                  1.38         2,243,349    1,620,424          1.78%               36.94%
Waddell & Reed International (a)                     1.13           235,773      209,044          2.04%               13.69%
Waddell & Reed Micro-Cap Growth (g)                  1.50           376,321      250,685          0.00%               49.08%
Waddell & Reed Small Cap Value (h)                   1.41           746,706      529,377          0.00%               40.33%
Waddell & Reed Value (i)                             1.10            76,621       69,674          0.54%               10.33%
Waddell & Reed Science & Technology (a)              1.10            55,293       50,270          0.00%               11.50%
Waddell & Reed Asset Strategy (a)                    1.06            94,490       89,344          1.51%                6.01%

                            VARIABLE ANNUITY ACCOUNT

                                                                  1.25% VARIABLE ACCOUNT CHARGE**
                                                 ------------------------------------------------------------------
                                                                                             For the year ended
                                                              At December 31                    December 31
                                                 ---------------------------------------  -------------------------
                                                 Accumulation                   Units      Investment      Total
                                                  Unit Value    Net Assets   Outstanding  Income Ratio*  Return***
                                                 ------------  ------------  -----------  -------------  ----------
Advantus Bond                              2003   $     3.14   $ 98,953,482   31,500,936       0.00%         4.04%
                                           2002         3.02    113,945,990   37,230,407       0.00%         9.13%
                                           2001         2.77    113,032,099   40,325,182      10.94%         6.56%
Advantus Money Market                      2003         1.86     24,373,690   13,082,909       0.63%        -0.63%
                                           2002         1.87     44,170,115   23,520,577       1.28%         0.02%
                                           2001         1.87     50,251,370   26,755,160       3.54%         2.50%
Advantus Mortgage Securities               2003         3.04     97,514,893   32,068,955       0.00%         2.86%
                                           2002         2.96    118,197,623   39,498,771       0.06%         8.30%
                                           2001         2.73    105,973,168   38,356,257      12.02%         7.62%
Advantus Index 500                         2003         4.30    148,914,509   34,644,449       0.00%        26.46%
                                           2002         3.40    137,800,376   39,859,218       0.00%       -23.33%
                                           2001         4.43    219,412,838   48,729,709       0.87%       -13.34%
Advantus Maturing Government Bond 2006     2003         1.96      8,758,345    4,473,923       0.00%         0.68%
                                           2002         1.94      9,355,076    4,647,701       0.00%        11.59%
                                           2001         1.74      7,535,648    4,145,135       5.34%         6.73%
Advantus Maturing Government Bond 2010     2003         2.15      6,831,586    3,180,201       0.00%         1.48%
                                           2002         2.12      8,330,757    3,781,208       0.00%        17.38%
                                           2001         1.80      5,117,626    2,672,564      10.68%         3.66%
Advantus International Bond                2003         1.40     42,650,660   30,393,725       0.00%        18.76%
                                           2002         1.18     35,509,918   29,880,550       0.28%        16.48%
                                           2001         1.02     30,138,650   29,537,291       1.06%        -2.73%
Advantus Index 400 Mid-Cap                 2003         1.65     15,358,661    9,316,813       0.00%        32.92%
                                           2002         1.24     12,395,730    9,829,862       0.00%       -16.09%
                                           2001         1.48     16,281,294   10,851,086       0.81%        -2.30%
Advantus Real Estate Securities            2003         1.63     25,835,869   15,847,833       0.00%        40.45%
                                           2002         1.16     17,578,505   15,045,825       0.02%         5.64%
                                           2001         1.10      9,670,684    8,728,831       3.78%         8.67%
Credit Suisse Global Post-Venture Capital  2003         0.50        997,658    1,993,007       0.00%        45.83%
                                           2002         0.34        185,172      539,460       0.00%       -34.98%
                                           2001         0.53        316,895      600,306      10.16%       -29.52%
Fidelity VIP Contrafund                    2003         0.92     14,557,870   15,852,590       0.29%        26.61%
                                           2002         0.73     10,577,021   14,411,699       0.74%       -10.73%
                                           2001         0.81     11,843,321   14,483,654       0.73%       -13.56%
Fidelity VIP Equity Income                 2003         1.10     18,011,179   16,301,068       1.56%        28.42%
                                           2002         0.86     13,236,610   15,262,253       1.56%       -18.18%
                                           2001         1.05     14,027,174   13,208,284       1.06%        -6.40%
Fidelity VIP Mid Cap                       2003         1.43     13,233,995    9,250,197       0.27%        36.54%
                                           2002         1.05     10,843,888   10,290,367       0.87%       -11.14%
                                           2001         1.18     12,736,102   10,774,179       0.31%        -4.71%
Franklin Small Cap                         2003         0.64      5,126,585    7,968,019       0.00%        35.55%
                                           2002         0.47      3,147,364    6,545,819       0.25%       -29.57%
                                           2001         0.67      2,922,616    4,241,954       0.41%       -16.30%
Templeton Developing Markets Securities    2003         0.74      6,959,619    9,358,940       1.13%        51.10%
                                           2002         0.49      4,982,109    9,742,944       1.46%        -1.39%
                                           2001         0.50      5,603,472   10,821,061       0.10%        -9.23%
Templeton Global Asset Allocation          2003         1.06      2,866,822    2,704,100       2.34%        30.32%
                                           2002         0.81      1,702,353    2,092,587       1.74%        -5.58%
                                           2001         0.86      1,033,344    1,199,408       9.37%       -11.07%
Janus Aspen Capital Appreciation           2003         0.61      8,653,187   14,084,365       0.24%        18.74%
                                           2002         0.52      9,371,656   18,051,004       0.29%       -16.97%
                                           2001         0.62     14,248,305   22,757,280       0.85%       -22.80%

                            VARIABLE ANNUITY ACCOUNT

                                                                  1.25% VARIABLE ACCOUNT CHARGE**
                                                 ------------------------------------------------------------------
                                                                                             For the year ended
                                                             At December 31                      December 31
                                                 ---------------------------------------  -------------------------
                                                 Accumulation                   Units       Investment     Total
                                                  Unit Value    Net Assets   Outstanding  Income Ratio*  Return***
                                                 ------------  ------------  -----------  -------------  ----------
Janus Aspen International Growth           2003      0.61         7,270,623   12,000,511       0.98%        32.87%
                                           2002      0.46         7,004,811   15,315,676       0.61%       -26.68%
                                           2001      0.62        11,497,989   18,316,427       0.69%       -24.38%
Waddell & Reed Growth (b)                  2003      3.46       164,716,330   47,574,534       0.00%        23.89%
                                           2002      2.68       159,854,650   58,841,735       0.00%       -26.36%
                                           2001      3.80       282,616,644   73,549,319       0.00%       -25.74%
Waddell & Reed Core Equity (c)             2003      0.88         7,863,264    8,885,955       0.71%        19.83%
                                           2002      0.74         8,474,286   11,273,121       0.00%       -29.03%
                                           2001      1.03        13,554,530   12,894,074       0.22%        -8.89%
Waddell & Reed Small Cap Growth (d)        2003      1.86        67,605,719   36,342,986       0.00%        46.15%
                                           2002      1.27        53,137,298   41,052,342       0.00%       -32.65%
                                           2001      1.89        94,919,688   49,424,891       0.00%       -15.76%
Waddell & Reed Balanced (e)                2003      3.63       220,222,461   60,739,876       0.66%        19.55%
                                           2002      3.03       220,094,524   71,248,366       0.00%       -10.12%
                                           2001      3.37       307,904,894   89,702,593       1.85%       -15.43%
Waddell & Reed International II (f)        2003      2.48       117,018,831   47,173,942       1.78%        45.03%
                                           2002      1.71        94,891,677   54,695,784       0.00%       -18.84%
                                           2001      2.11       141,585,631   66,295,954       4.23%       -12.31%
Waddell & Reed International (a)           2003      1.13           164,089      145,526       2.98%        12.76%
Waddell & Reed Micro-Cap Growth (g)        2003      1.46        16,185,274   11,110,175       0.00%        52.50%
                                           2002      0.96        10,956,453   11,390,883       0.00%       -44.35%
                                           2001      1.72        23,957,705   13,868,152       0.00%       -12.43%
Waddell & Reed Small Cap Value (h)         2003      1.53        21,091,910   13,823,122       0.00%        47.63%
                                           2002      1.03        16,175,411   15,362,697       0.00%       -20.97%
                                           2001      1.31        19,993,140   14,970,572       0.00%        14.15%
Waddell & Reed Value (i)                   2003      1.91        59,624,543   31,229,061       0.54%        25.48%
                                           2002      1.52        55,639,990   35,990,765       0.00%       -16.37%
                                           2001      1.82        78,271,371   42,367,064       1.05%       -11.57%
Waddell & Reed Science & Technology (a)    2003      1.10           128,843      117,160       0.00%         9.97%
Waddell & Reed Asset Strategy (a)          2003      1.06           243,749      230,521       1.57%         5.74%

                            VARIABLE ANNUITY ACCOUNT

                                                                                1.35% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                     December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                               $ 1.04     $2,418,252   2,310,981            0.00%           3.74%
Advantus Money Market                                         0.99        819,768     824,412            0.63%          -0.70%
Advantus Mortgage Securities                                  1.03      1,667,909   1,619,373            0.00%           2.11%
Advantus Index 500                                            1.20        698,191     580,863            0.00%          26.57%
Advantus Index 400 Mid-Cap                                    1.29        411,180     317,549            0.00%          39.60%
Advantus Real Estate Securities                               1.42        783,081     550,986            0.00%          46.58%
AIM V.I. Aggressive Growth                                    1.23        145,978     118,549            0.00%          33.03%
AIM V.I. Balanced                                             1.12         17,915      15,941            2.73%           5.39%
AIM V.I. Dent Demographic Trends                              1.27         84,951      66,889            0.00%          12.49%
AIM V.I. Premier Equity                                       1.17         38,392      32,726            0.26%          33.29%
American Century Income and Growth                            1.21        203,027     167,610            0.88%          40.15%
American Century Ultra                                        1.18      1,851,889   1,564,450            0.00%          24.24%
American Century Value                                        1.24        184,490     149,145            0.76%          36.68%
Fidelity VIP Contrafund                                       1.25        325,012     259,738            0.29%          30.41%
Fidelity VIP Equity Income                                    1.23      2,736,589   2,223,503            0.00%          35.01%
Fidelity VIP Mid Cap                                          1.36        939,504     690,554            0.00%          37.94%
Franklin Large Cap Growth Securities                          1.19        119,685     100,484            0.56%          31.13%
Franklin Small Cap                                            1.28        257,807     200,483            0.00%          34.99%
Franklin Mutual Shares Securities                             1.21        220,460     181,452            1.01%           9.60%
Templeton Developing Markets Securities                       1.46        222,566     151,859            1.11%          17.18%
Janus Aspen Balanced                                          1.11         60,806      54,872            2.02%           5.27%
Janus Aspen Capital Appreciation                              1.14         85,882      75,522            0.24%           6.94%
Janus Aspen International Growth                              1.31        193,543     147,893            0.98%          12.89%
MFS Investors Growth Stock                                    1.15         90,780      78,861            0.00%           4.80%
MFS Mid Cap Growth                                            1.29         72,199      56,086            0.00%           7.96%
MFS New Discovery                                             1.29        603,779     468,745            0.00%           6.02%
MFS Value                                                     1.19        283,713     237,605            0.15%          11.28%
Oppenheimer Capital Appreciation                              1.22        420,449     342,724            0.24%           8.91%
Oppenheimer High Income                                       1.19        988,608     826,137            6.05%           4.79%
Oppenheimer International Growth                              1.40        296,039     210,842            0.83%          15.61%
Putnam VT Growth and Income                                   1.20         91,507      76,447            1.41%          10.71%
Putnam VT International Equity                                1.24      1,010,575     812,657            0.83%          12.54%
Putnam VT New Opportunities                                   1.25         53,014      42,463            0.00%           7.04%
Putnam VT New Value                                           1.24        158,172     127,845            0.84%          13.05%
Putnam VT Voyager                                             1.17         26,436      22,527            0.30%           5.78%
Van Kampen Growth and Income                                  1.21        107,930      88,941            0.00%          10.64%
Van Kampen Emerging Growth                                    1.19         40,100      33,590            0.00%           6.77%
Van Kampen Comstock                                           1.22        424,168     345,832            0.00%           9.45%
Waddell & Reed Growth (b)                                     1.06         84,820      79,652            0.00%           1.70%
Waddell & Reed Core Equity (c )                               1.09         47,254      43,478            0.71%           4.55%
Waddell & Reed Small Cap Growth (d)                           1.08         26,686      24,766            0.00%           4.31%
Waddell & Reed Balanced (e)                                   1.06         69,972      65,760            0.66%           4.05%
Waddell & Reed International II (f)                           1.38      1,119,398     808,741            1.78%          48.38%
Waddell & Reed International (a)                              1.13         79,991      70,932            2.04%           7.61%
Waddell & Reed Micro-Cap Growth (g)                           1.50        163,457     108,900            0.00%          73.88%
Waddell & Reed Small Cap Value (h)                            1.41        274,830     194,880            0.00%          48.14%
Waddell & Reed Value (i)                                      1.10         18,322      16,664            0.54%           8.51%
Waddell & Reed Science & Technology (a)                       1.10            207         189            0.00%           6.14%
Waddell & Reed Asset Strategy (a)                             1.06            210         198            1.51%           4.65%

                            VARIABLE ANNUITY ACCOUNT

                                                                             1.40% VARIABLE ACCOUNT CHARGE**
                                                         ------------------------------------------------------------------
                                                                                                     For the year ended
                                                                       At December 31                    December 31
                                                         --------------------------------------  --------------------------
                                                         Accumulation                  Units      Investment        Total
                                                          Unit Value   Net Assets   Outstanding  Income Ratio*    Return***
                                                         ------------  -----------  -----------  -------------    ---------
Advantus Bond                                  2003         $ 1.31     $33,880,262   25,909,159       0.00%          3.89%
                                               2002           1.26      31,459,262   23,681,107       0.00%          8.97%
                                               2001           1.16      18,685,782   15,745,921      12.38%          6.40%
Advantus Money Market                          2003           1.07      10,331,396    9,645,256       0.63%         -0.78%
                                               2002           1.08      19,424,181   17,966,326       1.27%         -0.13%
                                               2001           1.08      19,578,690   18,083,995       3.64%          2.34%
Advantus Mortgage Securities                   2003           1.32      44,083,756   33,367,107       0.00%          2.71%
                                               2002           1.29      43,999,781   33,981,412       0.06%          8.13%
                                               2001           1.19      28,358,636   23,580,046      12.74%          7.46%
Advantus Index 500                             2003           0.81      26,638,674   32,775,746       0.00%         26.27%
                                               2002           0.64      19,404,324   29,546,722       0.00%        -23.45%
                                               2001           0.84      22,171,645   25,641,202       1.12%        -13.48%
Advantus Maturing Government Bond 2006         2003           1.35         404,420      299,859       0.00%          0.53%
                                               2002           1.34         462,447      344,706       0.00%         11.42%
                                               2001           1.20         403,777      335,342       5.58%          6.57%
Advantus Maturing Government Bond 2010         2003           1.44         713,543      494,366       0.00%          1.33%
                                               2002           1.42         873,418      613,153       0.08%         17.20%
                                               2001           1.22         592,500      487,501      10.42%          3.51%
Advantus International Bond                    2003           1.33      11,389,017    8,574,661       0.00%         18.58%
                                               2002           1.12       9,631,797    8,519,304       0.25%         16.22%
                                               2001           0.96       5,890,195    6,022,517       1.38%         -2.44%
Advantus Index 400 Mid-Cap                     2003           1.35       6,974,110    5,148,241       0.00%         32.72%
                                               2002           1.02       4,883,617    4,713,421       0.00%        -16.22%
                                               2001           1.22       5,058,704    4,064,699       1.08%         -2.44%
Advantus Real Estate Securities                2003           1.93      13,082,798    6,782,868       0.00%         40.24%
                                               2002           1.38       7,633,866    5,448,250       0.01%          5.48%
                                               2001           1.30       2,429,667    1,845,023       5.55%          8.51%
AIM V.I. Aggressive Growth                     2003           0.95         442,384      464,421       0.00%         24.60%
                                               2002 (j)       0.76         153,557      200,861       0.00%        -23.55%
                                               2001             -                -            -          -              -
AIM V.I. Balanced                              2003           0.99         425,234      430,916       2.73%         14.54%
                                               2002 (j)       0.86         174,181      202,181       5.96%        -13.85%
                                               2001             -                -            -          -              -
AIM V.I. Dent Demographic Trends               2003           1.00         280,151      280,686       0.00%         35.40%
                                               2002 (j)       0.74          32,506       44,099       0.00%        -26.29%
                                               2001             -                -            -          -              -
AIM V.I. Premier Equity                        2003           0.95         385,198      406,453       0.26%         23.10%
                                               2002 (j)       0.77         256,619      333,328       1.37%        -23.01%
                                               2001             -                -            -          -              -
American Century Income and Growth             2003           1.04         747,324      715,153       0.88%         27.40%
                                               2002 (j)       0.82         222,342      271,073       0.00%        -17.98%
                                               2001             -                -            -          -              -
American Century Ultra                         2003           0.98       4,613,893    4,718,784       0.00%         23.07%
                                               2002 (j)       0.79       1,892,164    1,768,593       0.15%        -20.55%
                                               2001             -                -            -          -              -
American Century Value                         2003           1.10       1,641,776    1,498,981       0.76%         27.02%
                                               2002 (j)       0.86         523,888      607,599       0.00%        -13.78%
                                               2001             -                -            -          -              -
Credit Suisse Global Post-Venture Capital      2003           0.50         954,643    1,916,975       0.00%         45.61%
                                               2002           0.34         452,360    1,322,691       0.00%        -35.07%
                                               2001           0.53         665,034    1,262,527       6.85%        -33.72%
Fidelity VIP Contrafund                        2003           0.91      15,046,294   16,481,165       0.29%         26.42%
                                               2002           0.72      10,853,480   14,941,588       0.66%        -10.86%
                                               2001           0.81       9,354,397   11,456,949       0.58%        -13.69%
Fidelity VIP Equity Income                     2003           1.10      21,199,904   19,300,694       1.46%         28.23%
                                               2002           0.86      13,674,332   15,223,284       1.30%        -18.30%
                                               2001           1.05       9,265,595    8,789,373       1.01%         -6.55%
Fidelity VIP Mid Cap                           2003           1.42      13,674,977    9,614,828       0.25%         36.33%
                                               2002           1.04       9,386,163    8,753,213       0.77%        -11.28%
                                               2001           1.18       7,770,039    6,545,701       0.22%         -4.86%
Franklin Large Cap Growth Securities           2003           1.03         566,471      552,200       0.56%         25.19%
                                               2002 (j)       0.82         200,208      244,326       0.37%        -18.06%
                                               2001             -                -            -         -               -
Franklin Small Cap                             2003           0.64       6,411,572   10,016,452       0.00%         35.34%
                                               2002           0.47       4,258,153    8,972,535       0.25%        -29.68%
                                               2001           0.67       3,842,066    5,712,939       0.39%        -16.43%
Franklin Mutual Shares Securities              2003           1.04       1,310,560    1,257,096       1.01%         23.41%
                                               2002 (j)       0.84         566,331      670,423       1.09%        -15.53%
                                               2001             -                -            -          -              -
Templeton Developing Markets Securities        2003           1.08       4,118,559    3,802,588       1.11%         50.87%
                                               2002           0.72       2,452,667    3,367,040       1.50%         -1.53%
                                               2001           0.73       2,132,868    2,872,730       0.10%         -9.36%
Templeton Global Asset Allocation              2003           1.05       2,948,857    2,795,916       2.53%         30.12%
                                               2002           0.81       1,840,932    2,246,352       1.75%         -5.72%
                                               2001           0.86       1,127,120    1,290,152      10.47%        -11.20%
Janus Aspen Balanced                           2003           1.03       1,127,285    1,090,032       2.02%         12.14%
                                               2002 (j)       0.92         635,967      689,640       2.74%         -7.78%
                                               2001             -                -            -          -              -
Janus Aspen Capital Appreciation               2003           0.61       9,085,869   14,875,999       0.24%         18.57%
                                               2002           0.51       8,172,260   16,035,369       0.31%        -17.10%
                                               2001           0.62       9,673,046   15,425,939       0.90%        -22.92%
Janus Aspen International Growth               2003           0.60       7,859,937   13,052,727       0.98%         32.67%
                                               2002           0.45       6,101,498   13,300,761       0.67%        -26.79%
                                               2001           0.62       7,371,131   11,747,393       0.74%        -24.50%

                            VARIABLE ANNUITY ACCOUNT


                                                                            1.40% VARIABLE ACCOUNT CHARGE**
                                                         ------------------------------------------------------------------
                                                                                                    For the year ended
                                                                      At December 31                    December 31
                                                         ------------------------------------------------------------------
                                                         Accumulation                 Units       Investment        Total
                                                          Unit Value   Net Assets  Outstanding   Income Ratio*    Return***
                                                         ------------------------------------------------------------------
MFS Investors Growth Stock                     2003          0.95         788,668      832,716       0.00%          20.90%
                                               2002 (j)      0.78         199,463      254,637       0.00%         -21.67%
                                               2001             -               -            -          -               -
MFS Mid Cap Growth                             2003          0.96         386,381      403,896       0.00%          34.71%
                                               2002 (j)      0.71          94,371      132,901       0.00%         -28.99%
                                               2001             -               -            -          -               -
MFS New Discovery                              2003          0.98       1,950,335    1,983,423       0.00%          31.58%
                                               2002 (j)      0.75         919,016    1,073,449       0.00%         -25.27%
                                               2001             -               -            -          -               -
MFS Value                                      2003          1.02       1,427,724    1,394,860       0.15%          22.98%
                                               2002 (j)      0.83         709,389      852,323       0.00%         -16.77%
                                               2001             -               -            -          -               -
Oppenheimer Capital Appreciation               2003          1.01       1,559,121    1,540,613       0.24%          28.88%
                                               2002 (j)      0.81         722,898      890,405       0.00%         -21.48%
                                               2001             -               -            -          -               -
Oppenheimer High Income                        2003          1.16       2,336,860    2,022,579       6.05%          22.08%
                                               2002 (j)      0.95       1,000,841      674,348       0.00%          -5.36%
                                               2001             -               -            -          -               -
Oppenheimer International Growth               2003          1.01         856,449      847,858       0.83%          43.52%
                                               2002 (j)      0.71         230,222      323,095       0.00%         -29.61%
                                               2001             -               -            -          -               -
Putnam VT Growth and Income                    2003          1.02         606,834      592,809       1.41%          25.61%
                                               2002 (j)      0.81         241,935      296,889       0.00%         -18.51%
                                               2001             -               -            -          -               -
Putnam VT International Equity                 2003          1.03       2,543,886    2,479,379       0.83%          26.75%
                                               2002 (j)      0.81       1,302,512    1,418,042       0.00%         -19.05%
                                               2001             -               -            -          -               -
Putnam VT New Opportunities                    2003          0.99         172,661      173,836       0.00%          30.60%
                                               2002 (j)      0.76          67,578       88,859       0.00%         -23.95%
                                               2001             -               -            -          -               -
Putnam VT New Value                            2003          1.09         493,972      453,956       0.84%          30.64%
                                               2002 (j)      0.83         137,040      164,533       0.00%         -16.71%
                                               2001             -               -            -          -               -
Putnam VT Voyager                              2003          0.96         369,196      383,732       0.30%          23.18%
                                               2002 (j)      0.78         178,094      228,014       0.00%         -21.89%
                                               2001             -               -            -          -               -
Waddell & Reed Growth (b)                      2003          0.61      17,119,690   28,219,938       0.00%          23.71%
                                               2002          0.49       9,981,150   20,141,737       0.00%         -26.48%
                                               2001          0.76      12,036,617   17,789,554       0.00%         -25.85%
Waddell & Reed Core Equity (c )                2003          0.73       3,204,056    4,367,433       0.75%          19.65%
                                               2002          0.61       3,027,733    4,695,797       0.00%         -29.14%
                                               2001          0.87       3,539,723    3,861,820       0.36%          -9.03%
Waddell & Reed Small Cap Growth (d)            2003          1.01       9,884,163    9,752,439       0.00%          45.93%
                                               2002          0.69       5,894,714    8,443,991       0.00%         -32.75%
                                               2001          1.03       8,150,942    7,844,387       0.00%         -15.89%
Waddell & Reed Balanced (e)                    2003          0.89      19,700,232   22,242,759       0.71%          19.37%
                                               2002          0.74      17,319,751   23,231,443       0.00%         -10.25%
                                               2001          0.83      20,249,674   24,352,253       2.02%         -15.55%
Waddell & Reed International II (f)            2003          1.09      16,247,472   14,857,883       1.78%          44.81%
                                               2002          0.76       9,866,237   12,810,736       0.00%         -18.96%
                                               2001          0.93       9,030,121    9,578,861       4.22%         -12.45%
Waddell & Reed International (a)               2003          1.13          60,988       54,111       2.04%          12.71%
Waddell & Reed Micro-Cap Growth (g)            2003          1.04       5,537,133    5,328,676       0.00%          52.27%
                                               2002          0.68       3,020,021    4,329,696       0.00%         -44.43%
                                               2001          1.23       5,369,425    4,250,985       0.00%         -12.56%
Waddell & Reed Small Cap Value (h)             2003          1.66      12,213,410    7,346,447       0.00%          47.41%
                                               2002          1.13       7,942,070    6,806,593       0.00%         -21.09%
                                               2001          1.43       6,424,368    4,382,496       0.00%          13.98%
Waddell & Reed Value (i)                       2003          0.90       6,824,566    7,551,233       0.59%          25.29%
                                               2002          0.72       5,285,358    7,261,909       0.00%         -16.50%
                                               2001          0.86       5,197,127    5,936,687       1.51%         -11.70%
Waddell & Reed Science & Technology (a)        2003          1.10          17,791       16,184       0.00%           9.93%
Waddell & Reed Asset Strategy (a)              2003          1.06          43,057       40,737       2.13%           5.69%

                            VARIABLE ANNUITY ACCOUNT

                                                                                 1.45% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                      December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                              $   1.04    $  785,439    750,598              0.00%          2.85%
Advantus Money Market                                          0.99       381,793    383,955              0.63%         -0.76%
Advantus Mortgage Securities                                   1.03       274,246    266,265              0.00%          1.27%
Advantus Index 500                                             1.20       140,260    116,690              0.00%         32.02%
Advantus Index 400 Mid-Cap                                     1.29        68,147     52,629              0.00%         40.43%
Advantus Real Estate Securities                                1.42       250,379    176,170              0.00%         43.07%
AIM V.I. Aggressive Growth                                     1.23        25,348     20,585              0.00%         32.05%
AIM V.I. Premier Equity                                        1.17         1,979      1,687              0.26%         23.64%
American Century Income and Growth                             1.21        50,125     41,381              0.88%         11.16%
American Century Ultra                                         1.18       691,505    584,173              0.00%         28.31%
American Century Value                                         1.23        26,223     21,199              0.76%         16.83%
Fidelity VIP Contrafund                                        1.25       107,045     85,547              0.29%         32.24%
Fidelity VIP Equity Income                                     1.23       857,193    696,476              1.46%         35.70%
Fidelity VIP Mid Cap                                           1.36       246,295    181,032              0.25%         42.43%
Franklin Large Cap Growth Securities                           1.19        14,195     11,918              0.56%         10.96%
Franklin Small Cap                                             1.28        27,137     21,103              0.00%         21.36%
Franklin Mutual Shares Securities                              1.21        80,133     65,954              1.01%          9.57%
Templeton Developing Markets Securities                        1.46        53,604     36,575              1.11%         17.16%
Janus Aspen Balanced                                           1.11        12,565     11,339              2.02%          5.24%
Janus Aspen Capital Appreciation                               1.13         6,500      5,716              0.24%          6.91%
Janus Aspen International Growth                               1.31        29,523     22,559              0.98%         12.86%
MFS Investors Growth Stock                                     1.15        33,179     28,823              0.00%          4.77%
MFS Mid Cap Growth                                             1.28         1,126        874              0.00%          3.26%
MFS New Discovery                                              1.28       167,243    129,839              0.00%          5.99%
MFS Value                                                      1.19         3,507      2,937              0.15%         11.25%
Oppenheimer Capital Appreciation                               1.22         4,400      3,587              0.24%          8.88%
Oppenheimer High Income                                        1.19       341,656    285,507              6.05%          4.77%
Oppenheimer International Growth                               1.40        47,206     33,621              0.83%         15.58%
Putnam VT International Equity                                 1.24       290,636    233,715              0.83%         12.51%
Putnam VT New Value                                            1.23         1,722      1,392              0.84%         13.03%
Putnam VT Voyager                                              1.17        23,574     20,087              0.30%          5.75%
Van Kampen Emerging Growth                                     1.19           598        501              0.00%          0.97%
Van Kampen Comstock                                            1.22        97,518     79,508              0.00%          9.42%
Waddell & Reed Growth (b)                                      1.06         7,699      7,230              0.00%          4.15%
Waddell & Reed Balanced (e)                                    1.06        13,246     12,448              0.00%          4.76%
Waddell & Reed International II (f)                            1.38       366,754    264,972              1.78%         49.84%
Waddell & Reed International (a)                               1.13         1,066        945              2.04%          7.70%
Waddell & Reed Micro-Cap Growth (g)                            1.50         9,631      6,416              0.00%         65.16%
Waddell & Reed Small Cap Value (h)                             1.41        35,225     24,978              0.00%         59.63%

                            VARIABLE ANNUITY ACCOUNT

                                                                                 1.50% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                      December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                Units            Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                               $ 1.01     $   73,389     70,134             0.00%           2.95%
Advantus Money Market                                         0.99         15,911     16,001             0.63%          -0.37%
Advantus Mortgage Securities                                  1.01         36,773     35,702             0.00%           1.65%
Advantus Index 500                                            1.21        109,550     91,140             0.00%          10.73%
Advantus Index 400 Mid-Cap                                    1.31         19,940     15,400             0.00%          15.24%
Advantus Real Estate Securities                               1.31         78,378     55,148             0.00%          16.69%
AIM V.I. Dent Demographic Trends                              1.25          8,174      6,436             0.00%           8.31%
American Century Income and Growth                            1.23         11,200      9,246             0.88%          14.08%
American Century Ultra                                        1.18        102,283     86,407             0.00%           8.95%
Fidelity VIP Contrafund                                       1.24         45,733     36,548             0.29%          12.36%
Fidelity VIP Equity Income                                    1.26        119,913     97,430             0.00%          13.98%
Fidelity VIP Mid Cap                                          1.39         28,801     21,169             0.00%          15.28%
Franklin Small Cap                                            1.32         58,900     45,803             0.00%          13.59%
Franklin Mutual Shares Securities                             1.20          7,604      6,259             1.01%           3.24%
Templeton Developing Markets Securities                       1.45         36,673     25,022             1.11%          17.14%
MFS Investors Growth Stock                                    1.15         14,695     12,765             0.00%           4.76%
MFS Mid Cap Growth                                            1.27         47,277     36,726             0.00%           7.92%
MFS New Discovery                                             1.27         63,467     49,273             0.00%           5.98%
MFS Value                                                     1.22         13,620     11,407             0.15%          10.01%
Oppenheimer Capital Appreciation                              1.23          5,445      4,438             0.24%           3.63%
Oppenheimer High Income                                       1.11         30,687     25,644             6.05%           4.75%
Oppenheimer International Growth                              1.47         15,624     11,128             0.83%          12.23%
Putnam VT International Equity                                1.27         34,041     27,374             0.83%          12.50%
Putnam VT Voyager                                             1.17          5,362      4,569             0.30%           5.74%
Van Kampen Emerging Growth                                    1.18          8,108      6,792             0.00%           6.73%
Van Kampen Comstock                                           1.25          2,783      2,269             0.00%           6.71%
Waddell & Reed Growth (b)                                     1.06          5,301      4,978             0.00%           1.73%
Waddell & Reed International II (f)                           1.42         43,417     31,368             1.78%          19.85%
Waddell & Reed International (a)                              1.13          5,571      4,940             2.04%           7.28%
Waddell & Reed Micro-Cap Growth (g)                           1.48          9,333      6,218             0.00%           4.24%
Waddell & Reed Small Cap Value (h)                            1.47         17,643     12,510             0.00%          15.76%
Waddell & Reed Science & Technology (a)                       1.10          1,642      1,493             0.00%           5.00%
Waddell & Reed Asset Strategy (a)                             1.06          4,810      4,548             1.51%           1.56%

                            VARIABLE ANNUITY ACCOUNT

                                                                                 1.55% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                   At December 31, 2003                    December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                               $ 1.04     $2,827,704   2,702,270            0.00%          3.16%
Advantus Money Market                                         0.99      1,255,308   1,262,419            0.63%         -0.89%
Advantus Mortgage Securities                                  1.03      1,414,180   1,373,027            0.00%          1.84%
Advantus Index 500                                            1.20        732,998     609,821            0.00%         25.02%
Advantus Index 400 Mid-Cap                                    1.29        765,412     591,118            0.00%         20.02%
Advantus Real Estate Securities                               1.42      1,618,598   1,138,867            0.00%         41.15%
AIM V.I. Aggressive Growth                                    1.23         93,570      75,989            0.00%         33.76%
AIM V.I. Balanced                                             1.12        130,581     116,194            2.73%         14.61%
AIM V.I. Dent Demographic Trends                              1.27         67,409      53,077            0.00%         14.67%
AIM V.I. Premier Equity                                       1.17         30,869      26,313            0.26%          4.70%
American Century Income and Growth                            1.21        419,542     346,355            0.88%         19.64%
American Century Ultra                                        1.18      3,125,392   2,640,287            0.00%         27.48%
American Century Value                                        1.23        286,549     231,651            0.76%         27.36%
Fidelity VIP Contrafund                                       1.25      1,475,636   1,179,277            0.29%         32.40%
Fidelity VIP Equity Income                                    1.23      4,517,117   3,670,197            0.00%         34.61%
Fidelity VIP Mid Cap                                          1.36      1,089,349     800,692            0.00%         41.59%
Franklin Large Cap Growth Securities                          1.19         74,054      62,173            0.56%          9.03%
Franklin Small Cap                                            1.28        441,754     343,529            0.00%         42.62%
Franklin Mutual Shares Securities                             1.21        480,995     395,889            1.01%          9.55%
Templeton Developing Markets Securities                       1.46        521,861     356,071            1.11%         17.13%
Janus Aspen Balanced                                          1.10        317,529     286,543            2.02%          5.22%
Janus Aspen Capital Appreciation                              1.13        307,010     269,977            0.24%          6.89%
Janus Aspen International Growth                              1.30         87,565      66,911            0.98%         12.83%
MFS Investors Growth Stock                                    1.15        128,961     112,029            0.00%          4.75%
MFS Mid Cap Growth                                            1.28        191,576     148,821            0.00%          7.90%
MFS New Discovery                                             1.28      1,085,545     842,764            0.00%          5.97%
MFS Value                                                     1.19        257,282     215,469            0.15%         11.22%
Oppenheimer Capital Appreciation                              1.22         42,056      34,282            0.24%          8.85%
Oppenheimer High Income                                       1.19      1,738,849   1,453,081            6.05%          4.74%
Oppenheimer International Growth                              1.40         94,980      67,646            0.83%         15.55%
Putnam VT Growth and Income                                   1.19        202,438     169,121            1.41%         10.65%
Putnam VT International Equity                                1.24      1,266,294   1,018,294            0.83%         12.48%
Putnam VT New Opportunities                                   1.24         42,171      33,779            0.00%          6.99%
Putnam VT New Value                                           1.23         56,824      45,929            0.84%         13.00%
Putnam VT Voyager                                             1.17         44,371      37,809            0.30%          5.72%
Van Kampen Growth and Income                                  1.21         57,326      47,240            0.00%         10.59%
Van Kampen Emerging Growth                                    1.19         30,518      25,563            0.00%          3.54%
Van Kampen Comstock                                           1.22        526,805     429,513            0.00%          9.39%
Waddell & Reed Growth (b)                                     1.06        620,286     582,491            0.00%          3.96%
Waddell & Reed Core Equity (c)                                1.09         56,406      51,899            0.71%          5.27%
Waddell & Reed Small Cap Growth (d)                           1.08        117,186     108,753            0.00%         10.94%
Waddell & Reed Balanced (e)                                   1.06      1,009,103     948,351            0.66%          6.46%
Waddell & Reed International II (f)                           1.38      1,896,539   1,370,209            1.78%         50.04%
Waddell & Reed International (a)                              1.13        231,784     205,535            2.04%         13.59%
Waddell & Reed Micro-Cap Growth (g)                           1.50        337,559     224,892            0.00%         27.69%
Waddell & Reed Small Cap Value (h)                            1.41        522,329     370,380            0.00%         48.08%
Waddell & Reed Value (i)                                      1.10         95,171      86,562            0.54%          7.05%
Waddell & Reed Science & Technology (a)                       1.10         42,711      38,833            0.00%          5.00%
Waddell & Reed Asset Strategy (a)                             1.06         64,005      60,523            1.51%          2.42%

                            VARIABLE ANNUITY ACCOUNT

                                                                                 1.60% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                     December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                              $   1.01    $  200,241    191,359             0.00%           0.99%
Advantus Money Market                                          1.00        57,212     57,536             0.63%          -0.17%
Advantus Index 400 Mid-Cap                                     1.07        71,515     55,230             0.00%           4.80%
Advantus Real Estate Securities                                1.07        42,909     30,191             0.00%           8.09%
American Century Ultra                                         1.03       214,544    181,244             0.00%           2.19%
Fidelity VIP Equity Income                                     1.09       271,756    220,804             0.00%           8.27%
MFS New Discovery                                              1.02        85,818     66,625             0.00%           0.46%
Oppenheimer High Income                                        1.03        85,818     71,714             6.05%           3.10%
Putnam VT International Equity                                 1.08        71,515     57,509             0.83%           9.16%
Waddell & Reed International II (f)                            1.09       128,726     93,002             1.78%           8.70%

                                                                             1.65% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                (commencement of operations) to
                                                                   At December 31, 2003                  December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                              $   1.01     $ 21,244      20,302             0.00%           1.65%
Advantus Index 400 Mid-Cap                                     1.30       10,725       8,283             0.00%          10.66%
Advantus Real Estate Securities                                1.31        5,488       3,861             0.00%          12.79%
American Century Ultra                                         1.18       30,949      26,145             0.00%           6.47%
Fidelity VIP Equity Income                                     1.26       39,748      32,295             0.00%          11.99%
Templeton Developing Markets Securities                        1.45        5,766       3,934             1.11%          17.10%
MFS New Discovery                                              1.27       16,750      13,004             0.00%           5.94%
Putnam VT International Equity                                 1.27       18,195      14,631             0.83%          12.46%
Waddell & Reed International II (f)                            1.42       16,603      11,995             1.78%          15.07%

                            VARIABLE ANNUITY ACCOUNT

                                                                                 1.70% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                     December 31, 2003
                                                         ---------------------------------------------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                               $ 1.01     $1,609,806   1,538,397            0.00%          -1.78%
Advantus Money Market                                         0.99        232,211     233,527            0.63%          -0.63%
Advantus Mortgage Securities                                  1.01        938,343     911,037            0.00%          -0.18%
Advantus Index 500                                            1.21      1,419,938   1,181,325            0.00%          13.88%
Advantus Index 400 Mid-Cap                                    1.30        495,664     382,795            0.00%          20.03%
Advantus Real Estate Securities                               1.31        627,077     441,220            0.00%          21.71%
AIM V.I. Aggressive Growth                                    1.24          6,909       5,610            0.00%          15.08%
AIM V.I. Balanced                                             1.12        160,495     142,812            2.73%           5.54%
AIM V.I. Premier Equity                                       1.18         18,751      15,983            0.26%          11.37%
American Century Income and Growth                            1.23        183,395     151,402            0.88%          11.23%
American Century Ultra                                        1.18      1,092,575     922,992            0.00%          10.53%
American Century Value                                        1.24        154,285     124,726            0.76%          15.53%
Fidelity VIP Contrafund                                       1.24        454,399     363,140            0.29%          13.38%
Fidelity VIP Equity Income                                    1.26      1,666,750   1,354,249            0.00%          14.59%
Fidelity VIP Mid Cap                                          1.39        693,972     510,083            0.00%          24.92%
Franklin Large Cap Growth Securities                          1.20         98,874      83,011            0.56%          11.99%
Franklin Small Cap                                            1.31        247,611     192,554            0.00%          20.35%
Franklin Mutual Shares Securities                             1.20        139,831     115,090            1.01%           9.51%
Templeton Developing Markets Securities                       1.44        163,610     111,633            1.11%          17.08%
Janus Aspen Balanced                                          1.09        219,590     198,162            2.02%           5.18%
Janus Aspen Capital Appreciation                              1.16         58,181      51,163            0.24%           6.85%
Janus Aspen International Growth                              1.35         88,519      67,640            0.98%          12.79%
MFS Investors Growth Stock                                    1.15         87,697      76,183            0.00%           4.71%
MFS Mid Cap Growth                                            1.27         57,812      44,910            0.00%           7.86%
MFS New Discovery                                             1.27        508,100     394,464            0.00%           5.93%
MFS Value                                                     1.22        119,584     100,149            0.15%          11.18%
Oppenheimer Capital Appreciation                              1.23         71,319      58,135            0.24%           8.81%
Oppenheimer High Income                                       1.10        347,288     290,214            6.05%           4.70%
Oppenheimer International Growth                              1.47        146,889     104,616            0.83%          15.51%
Putnam VT Growth and Income                                   1.23         52,081      43,510            1.41%          10.61%
Putnam VT International Equity                                1.27        380,786     306,210            0.83%          12.44%
Putnam VT New Value                                           1.29         34,441      27,837            0.84%          12.96%
Putnam VT Voyager                                             1.17         27,471      23,408            0.30%           5.68%
Van Kampen Emerging Growth                                    1.18          8,782       7,356            0.00%           6.67%
Van Kampen Comstock                                           1.25        151,098     123,192            0.00%           9.35%
Waddell & Reed Growth (b)                                     1.06        263,653     247,588            0.00%           7.46%
Waddell & Reed Core Equity (c)                                1.09         38,714      35,621            0.71%           3.31%
Waddell & Reed Small Cap Growth (d)                           1.08        212,836     197,520            0.00%          10.90%
Waddell & Reed Balanced (e)                                   1.06        420,421     395,110            0.66%           4.71%
Waddell & Reed International II (f)                           1.42      1,196,783     864,650            1.78%          26.01%
Waddell & Reed International (a)                              1.13         48,564      43,064            2.04%          13.55%
Waddell & Reed Micro-Cap Growth (g)                           1.47         83,528      55,649            0.00%          13.50%
Waddell & Reed Small Cap Value (h)                            1.47        320,189     227,043            0.00%          30.79%
Waddell & Reed Value (i)                                      1.10        139,883     127,229            0.54%          10.19%
Waddell & Reed Science & Technology (a)                       1.10        158,303     143,928            0.00%           2.19%

                            VARIABLE ANNUITY ACCOUNT

                                                                                 1.75% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                     December 31, 2003
                                                         ---------------------------------------------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                               $  1.01     $ 22,467      21,470              0.00%         -0.19%
Advantus Index 400 Mid-Cap                                     1.30       25,966      20,053              0.00%         17.31%
Fidelity VIP Contrafund                                        1.24       25,506      20,383              0.29%         14.69%
Franklin Large Cap Growth Securities                           1.20       24,475      20,548              0.56%         10.80%
MFS Mid Cap Growth                                             1.27       16,543      12,851              0.00%          7.85%
Oppenheimer High Income                                        1.10       24,067      20,112              6.05%          4.69%
Putnam VT Growth and Income                                    1.23       24,912      20,812              1.41%         10.60%

                                                                                 1.80% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                     December 31, 2003
                                                         ---------------------------------------------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                               $  1.01    $  634,471     606,327            0.00%          -0.03%
Advantus Money Market                                          0.99       110,283     110,908            0.63%          -0.63%
Advantus Mortgage Securities                                   1.01       504,460     489,780            0.00%          -0.03%
Advantus Index 500                                             1.21       287,180     238,921            0.00%          10.67%
Advantus Index 400 Mid-Cap                                     1.30       385,960     298,072            0.00%          15.58%
Advantus Real Estate Securities                                1.31       287,568     202,336            0.00%          17.01%
AIM V.I. Balanced                                              1.12       205,872     183,190            2.73%           6.82%
AIM V.I. Dent Demographic Trends                               1.25         1,935       1,523            0.00%           4.64%
American Century Income and Growth                             1.23       442,604     365,394            0.88%          13.97%
American Century Ultra                                         1.18       374,017     315,964            0.00%           7.21%
American Century Value                                         1.24       110,220      89,104            0.76%          13.19%
Fidelity VIP Contrafund                                        1.24        39,358      31,453            0.29%           9.08%
Fidelity VIP Equity Income                                     1.26     1,245,572   1,012,038            0.00%          13.63%
Fidelity VIP Mid Cap                                           1.39       163,053     119,847            0.00%          12.73%
Franklin Large Cap Growth Securities                           1.20        34,392      28,875            0.56%           6.49%
Franklin Small Cap                                             1.31       123,567      96,092            0.00%          13.76%
Franklin Mutual Shares Securities                              1.20        82,842      68,184            1.01%           7.68%
Templeton Developing Markets Securities                        1.44        31,654      21,598            1.11%          17.05%
Janus Aspen Balanced                                           1.09        21,577      19,471            2.02%           3.20%
Janus Aspen Capital Appreciation                               1.16        22,048      19,389            0.24%           5.11%
Janus Aspen International Growth                               1.35        14,341      10,959            0.98%           6.89%
MFS Investors Growth Stock                                     1.14        45,559      39,578            0.00%           4.68%
MFS Mid Cap Growth                                             1.27        13,032      10,124            0.00%           7.83%
MFS New Discovery                                              1.27       140,915     109,399            0.00%           5.90%
MFS Value                                                      1.22        23,006      19,267            0.15%           9.70%
Oppenheimer High Income                                        1.10       571,810     477,837            6.05%           4.68%
Oppenheimer International Growth                               1.47        83,389      59,390            0.83%          15.48%
Putnam VT Growth and Income                                    1.23        22,597      18,878            1.41%           7.90%
Putnam VT International Equity                                 1.26       163,829     131,743            0.83%          12.41%
Putnam VT Voyager                                              1.17        35,472      30,226            0.30%           5.66%
Van Kampen Growth and Income                                   1.24        22,696      18,703            0.00%           8.75%
Van Kampen Comstock                                            1.25        21,161      17,253            0.00%           8.14%
Waddell & Reed Small Cap Growth (d)                            1.08         4,036       3,745            0.00%           2.26%
Waddell & Reed International II (f)                            1.42       159,216     115,030            1.78%          23.79%
Waddell & Reed International (a)                               1.13        26,854      23,813            2.04%          13.52%
Waddell & Reed Micro-Cap Growth (g)                            1.47        31,585      21,043            0.00%           2.89%
Waddell & Reed Small Cap Value (h)                             1.47       287,807     204,082            0.00           19.22%

                                                                                 1.85% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                    December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                               $  1.01     $ 24,798      23,698             0.00%          -0.66%
Advantus Money Market                                          0.99        2,233       2,246             0.63%          -0.31%
Advantus Mortgage Securities                                   1.01        9,993       9,703             0.00%          -0.02%
Advantus Index 400 Mid-Cap                                     1.30        6,836       5,279             0.00%           7.12%
Advantus Real Estate Securities                                1.31        7,793       5,483             0.00%          23.96%
American Century Ultra                                         1.18       33,147      28,002             0.00%          13.14%
American Century Value                                         1.24       10,038       8,115             0.76%           0.12%
Fidelity VIP Equity Income                                     1.26       29,820      24,229             0.00%          17.09%
Fidelity VIP Mid Cap                                           1.39        2,234       1,642             0.00%          27.15%
Franklin Small Cap                                             1.31        3,968       3,085             0.00%          -0.91%
Franklin Mutual Shares Securities                              1.20        4,425       3,642             1.01%           3.00%
Templeton Developing Markets Securities                        1.44        6,116       4,173             1.11%          17.04%
Janus Aspen International Growth                               1.35        1,915       1,463             0.98%           4.61%
MFS Investors Growth Stock                                     1.14        6,999       6,080             0.00%           0.11%
MFS Mid Cap Growth                                             1.27       10,981       8,530             0.00%          -0.17%
MFS New Discovery                                              1.27       17,651      13,703             0.00%           5.89%
MFS Value                                                      1.22       10,046       8,413             0.15%           0.28%
Oppenheimer High Income                                        1.10        3,509       2,932             6.05%           4.18%
Oppenheimer International Growth                               1.47        6,052       4,310             0.83%          -0.01%
Putnam VT International Equity                                 1.26        9,078       7,300             0.83%          12.40%
Van Kampen Comstock                                            1.25        5,597       4,564             0.00%           5.36%
Waddell & Reed Small Cap Growth (d)                            1.08        1,598       1,483             0.00%           3.95%
Waddell & Reed International II (f)                            1.42       18,799      13,582             1.78%          26.71%
Waddell & Reed International (a)                               1.13        6,100       5,409             2.04%           3.20%
Waddell & Reed Science & Technology (a)                        1.10        1,894       1,722             0.00%           5.94%

                            VARIABLE ANNUITY ACCOUNT

                                                                                  1.90% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                    December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                               $  1.01    $  394,040    376,561             0.00%           0.56%
Advantus Money Market                                          0.99        52,357     52,653             0.63%          -0.64%
Advantus Mortgage Securities                                   1.00        59,517     57,785             0.00%           0.87%
Advantus Index 500                                             1.21        74,970     62,372             0.00%          14.72%
Advantus Index 400 Mid-Cap                                     1.30        82,422     63,653             0.00%          17.17%
Advantus Real Estate Securities                                1.31        94,819     66,716             0.00%          16.95%
AIM V.I. Balanced                                              1.12        96,720     86,064             2.73%           5.41%
American Century Income and Growth                             1.23        75,032     61,943             0.88%          16.67%
American Century Ultra                                         1.17       340,726    287,840             0.00%           7.46%
American Century Value                                         1.24         2,603      2,104             0.76%          10.57%
Fidelity VIP Contrafund                                        1.24        56,880     45,456             0.29%           6.04%
Fidelity VIP Equity Income                                     1.25       467,767    380,065             0.00%          14.84%
Fidelity VIP Mid Cap                                           1.39        66,693     49,020             0.00%          24.15%
Franklin Large Cap Growth Securities                           1.20        18,497     15,530             0.56%           6.83%
Franklin Small Cap                                             1.31        33,333     25,921             0.00%           1.86%
Franklin Mutual Shares Securities                              1.19        23,518     19,356             1.01%           9.45%
Templeton Developing Markets Securities                        1.44        23,159     15,802             1.11%          17.02%
Janus Aspen Balanced                                           1.09         2,499      2,256             2.02%           5.12%
Janus Aspen International Growth                               1.35         5,909      4,515             0.98%           5.39%
MFS Investors Growth Stock                                     1.14         2,450      2,129             0.00%           4.66%
MFS New Discovery                                              1.27       130,881    101,609             0.00%           5.87%
MFS Value                                                      1.22        14,056     11,772             0.15%          11.13%
Oppenheimer Capital Appreciation                               1.23        31,547     25,715             0.24%           4.26%
Oppenheimer High Income                                        1.10        87,909     73,462             6.05%           4.65%
Oppenheimer International Growth                               1.47        17,223     12,267             0.83%           4.40%
Putnam VT Growth and Income                                    1.23        12,938     10,809             1.41%           9.09%
Putnam VT International Equity                                 1.26       155,096    124,721             0.83%          12.39%
Putnam VT New Value                                            1.29        29,152     23,562             0.84%          12.90%
Putnam VT Voyager                                              1.17         2,473      2,108             0.30%           5.63%
Van Kampen Comstock                                            1.25        19,360     15,785             0.00%           7.08%
Waddell & Reed Growth (b)                                      1.06        39,075     36,694             0.00%           2.29%
Waddell & Reed Small Cap Growth (d)                            1.08        13,911     12,910             0.00%           7.54%
Waddell & Reed Balanced (e)                                    1.06        71,652     67,338             0.66%           1.89%
Waddell & Reed International II (f)                            1.42       182,836    132,095             1.78%          38.49%
Waddell & Reed International (a)                               1.13        67,088     59,490             2.04%          -1.69%
Waddell & Reed Small Cap Value (h)                             1.47         4,258      3,019             0.00%           4.59%
Waddell & Reed Value (i)                                       1.10        26,002     23,650             0.54%           5.37%

                                                                                 1.95% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                    December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Mortgage Securities                                $  1.01     $  8,125       7,889             0.00%          0.65%
Advantus Index 500                                             1.06       29,546      24,581             0.00%          5.75%
Advantus Index 400 Mid-Cap                                     1.07       20,293      15,672             0.00%          0.61%
Advantus Real Estate Securities                                1.07       41,106      28,922             0.00%          8.03%
AIM V.I. Balanced                                              1.04        8,124       7,229             2.73%          0.58%
American Century Income and Growth                             1.07       26,880      22,191             0.88%          2.59%
Fidelity VIP Contrafund                                        1.05       50,080      40,022             0.29%          4.27%
Fidelity VIP Equity Income                                     1.09       56,628      46,011             0.00%          8.21%
Fidelity VIP Mid Cap                                           1.10       29,655      21,797             0.00%          6.90%
Franklin Mutual Shares Securities                              1.08       53,677      44,180             1.01%          6.77%
Oppenheimer High Income                                        1.03       10,097       8,437             6.05%          0.21%
Waddell & Reed Balanced (e)                                    1.05       55,729      52,374             0.66%          3.69%
Waddell & Reed International II (f)                            1.09       43,977      31,773             1.78%          8.64%
Waddell & Reed Small Cap Value (h)                             1.11       27,237      19,313             0.00%          9.56%
Waddell & Reed Value (i)                                       1.08       23,209      21,110             0.54%          2.07%
Waddell & Reed Asset Strategy (a)                              1.05       14,400      13,617             1.51%          1.41%

                            VARIABLE ANNUITY ACCOUNT

                                                                                 2.05% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                    December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                               $ 1.01      $ 47,720      45,604             0.00%           0.35%
Advantus Money Market                                         1.00         4,351       4,376             0.63%          -0.06%
Advantus Mortgage Securities                                  1.01         2,978       2,891             0.00%           0.10%
Advantus Index 400 Mid-Cap                                    1.07        13,820      10,673             0.00%           4.67%
Advantus Real Estate Securities                               1.07        10,492       7,382             0.00%           4.74%
American Century Ultra                                        1.03        41,570      35,118             0.00%           3.96%
Fidelity VIP Contrafund                                       1.05         4,577       3,658             0.29%           1.68%
Fidelity VIP Equity Income                                    1.08        57,853      47,006             0.00%           9.60%
Fidelity VIP Mid Cap                                          1.10         3,063       2,251             0.00%           2.26%
Franklin Large Cap Growth Securities                          1.05        19,008      15,959             0.56%           3.27%
Franklin Small Cap                                            1.06         9,463       7,359             0.00%           3.66%
Templeton Developing Markets Securities                       1.10         4,360       2,975             1.11%           9.49%
MFS New Discovery                                             1.02        20,214      15,693             0.00%           2.43%
Oppenheimer High Income                                       1.03         6,559       5,481             6.05%           0.74%
Putnam VT International Equity                                1.08        20,034      16,110             0.83%           9.48%
Waddell & Reed Balanced (e)                                   1.05        28,094      26,403             0.66%           1.89%
Waddell & Reed International II (f)                           1.09        26,038      18,812             1.78%           5.73%
Waddell & Reed International (a)                              1.07         9,507       8,430             2.04%           6.47%
Waddell & Reed Small Cap Value (h)                            1.11         3,033       2,151             0.00%           0.70%

                                                                                 2.20% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                    December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                              $   1.01     $ 24,004      22,940             0.00%           0.08%
Advantus Money Market                                          1.00       30,685      30,859             0.63%          -0.20%
Advantus Mortgage Securities                                   1.01       35,971      34,924             0.00%          -0.06%
Advantus Index 400 Mid-Cap                                     1.07       11,109       8,579             0.00%           3.96%
Advantus Real Estate Securities                                1.07        3,409       2,399             0.00%           2.50%
American Century Ultra                                         1.03       36,394      30,745             0.00%           3.46%
Fidelity VIP Equity Income                                     1.08       62,620      50,879             0.00%           9.15%
Franklin Small Cap                                             1.06        5,238       4,074             0.00%           0.55%
Templeton Developing Markets Securities                        1.10          812         554             0.00%           3.10%
MFS New Discovery                                              1.02       11,840       9,192             0.00%           1.27%
Oppenheimer Capital Appreciation                               1.06       10,536       8,588             0.24%           1.20%
Oppenheimer High Income                                        1.03       18,927      15,817             6.05%           2.48%
Oppenheimer International Growth                               1.07        8,002       5,699             0.83%           1.72%
Putnam VT International Equity                                 1.08        2,732       2,197             0.83%           3.70%
Van Kampen Comstock                                            1.07       10,564       8,613             0.00%           1.44%
Waddell & Reed International II (f)                            1.09       35,094      25,355             1.78%           7.96%
Waddell & Reed Small Cap Value (h)                             1.11        5,257       3,728             0.00%           0.59%

                                                                                 2.30% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                    December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Real Estate Securities                            $   1.07     $ 28,115      19,782             0.00%           3.01%
American Century Income and Growth                             1.07       28,655      23,656             0.88%           4.96%
Fidelity VIP Equity Income                                     1.08       28,955      23,526             0.00%           6.27%
Templeton Developing Markets Securities                        1.10        9,664       6,594             1.11%           5.49%
MFS New Discovery                                              1.02       18,705      14,521             0.00%           2.20%
Oppenheimer International Growth                               1.07        9,466       6,741             0.83%           2.49%
Putnam VT International Equity                                 1.07        9,606       7,725             0.83%           4.73%
Waddell & Reed Small Cap Growth (d)                            1.06       18,752      17,403             0.00%           2.58%
Waddell & Reed International II (f)                            1.09       19,192      13,866             1.78%           4.91%
Waddell & Reed Small Cap Value (h)                             1.11       19,215      13,625             0.00%           5.54%

                            VARIABLE ANNUITY ACCOUNT

                                                                                 2.40% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                    December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                               $ 1.01      $ 23,274      22,242             0.00%           0.00%
Advantus Money Market                                         1.00         2,051       2,063             0.63%          -0.22%
Advantus Index 400 Mid-Cap                                    1.07        10,392       8,026             0.00%           5.05%
Advantus Real Estate Securities                               1.06         5,447       3,832             0.00%           4.40%
American Century Ultra                                        1.03        31,164      26,327             0.00%           4.75%
Fidelity VIP Equity Income                                    1.08        39,919      32,434             0.00%          10.07%
Templeton Developing Markets Securities                       1.10         3,927       2,679             1.11%           9.45%
MFS New Discovery                                             1.02        15,876      12,326             0.00%           2.68%
Oppenheimer High Income                                       1.03         3,159       2,640             6.05%           2.49%
Putnam VT International Equity                                1.07        15,910      12,794             0.83%           8.13%
Waddell & Reed International II (f)                           1.09        16,748      12,100             1.78%           7.34%

                                                                                 2.55% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                    December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                              $   1.01     $ 18,700      17,871             0.00%           0.68%
Advantus Money Market                                          1.00       12,402      12,472             0.63%          -0.18%
Advantus Index 400 Mid-Cap                                     1.07        3,789       2,926             0.00%           1.36%
American Century Ultra                                         1.03       12,658      10,693             0.00%           1.54%
Fidelity VIP Equity Income                                     1.08       22,704      18,447             0.00%           7.50%
MFS New Discovery                                              1.02        3,721       2,889             0.00%          -0.73%
Oppenheimer High Income                                        1.03        7,615       6,363             6.05%           2.15%
Putnam VT International Equity                                 1.07        9,330       7,503             0.83%           6.84%
Waddell & Reed International II (f)                            1.09        3,976       2,872             1.78%           6.43%

                                                                                 2.65% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                    December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                              $  1.01      $ 39,351      37,605             0.00%           0.00%
Advantus Money Market                                         1.00        19,472      19,582             0.63%          -0.24%
Advantus Index 400 Mid-Cap                                    1.07        10,840       8,371             0.00%           5.16%
Advantus Real Estate Securities                               1.06         3,880       2,730             0.00%           3.34%
American Century Ultra                                        1.03        33,982      28,708             0.00%           4.73%
Fidelity VIP Equity Income                                    1.08        52,375      42,555             0.00%          10.16%
MFS New Discovery                                             1.02        11,873       9,218             0.00%           3.05%
Oppenheimer High Income                                       1.03        16,560      13,838             6.05%           2.45%
Putnam VT International Equity                                1.07        17,772      14,292             0.83%           9.13%
Waddell & Reed International II (f)                           1.09         4,694       3,392             1.78%           8.14%
Waddell & Reed International (a)                              1.07        12,059      10,693             2.04%           6.68%

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

**This ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

***These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period.

(a) Period from September 22, 2003, commencment of operations, to December 31, 2003.

(b) Formerly Advantus Growth Portfolio and Advantus Capital Appreciation Portfolio. See note 1 for fund merger transactions during 2003.

(c) Formerly Advantus Macro Cap Value Portfolio. See note 1 for fund merger transactions during 2003.

(d) Formerly Advantus Small Company Growth Portfolio. See note 1 for fund merger transactions during 2003.

(e) Formerly Advantus Asset Allocation Portfolio. See note 1 for fund merger transactions during 2003.

(f) Formerly Advantus International Stock Portfolio. See note 1 for fund merger transactions during 2003.

(g) Formerly Advantus Micro Cap Growth Portfolio. See note 1 for fund merger transactions during 2003.

(h) Formerly Advantus Small Company Value Portfolio. See note 1 for fund merger transactions during 2003.

(i) Formerly Advantus Value Stock Portfolio. See note 1 for fund merger transactions during 2003.

(j) Period from May 1, 2002, commencement of operations, to December 31, 2003.

[LOGO OF KPMG]

     KPMG LLP
     4200 Wells Fargo Center
     90 South Seventh Street
     Minneapolis, MN 55402

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------

The Board of Directors
Minnesota Life Insurance Company:

We have audited the accompanying consolidated balance sheets of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the consolidated financial statements, effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities; and effective April 1, 2001, the Company adopted Emerging Issues Task Force 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Interests in Securitized Financial Assets.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purpose of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.


                                        /s/ KPMG LLP

Minneapolis, Minnesota
February 9, 2004

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           Consolidated Balance Sheets
                           December 31, 2003 and 2002
                                 (In thousands)

                                                         2003          2002
                                                     ------------  ------------
Assets
------
   Fixed maturity securities:
      Available-for-sale, at fair value
       (amortized cost $4,647,433 and $4,502,266)    $  4,941,278  $  4,784,210
   Equity securities, at fair value
    (cost $580,495 and $506,426)                          676,398       461,426
   Mortgage loans, net                                    773,479       767,944
   Real estate, net                                         1,830         7,858
   Finance receivables, net                               127,716       121,306
   Policy loans                                           263,508       259,531
   Private equity investments
    (cost $236,197 and $283,023)                          222,200       226,098
   Fixed maturity securities on loan, at fair value
    (amortized cost $1,304,233 and $1,136,148)          1,361,128     1,208,935
   Equity securities on loan, at fair value
    (cost $52,100 and $73,904)                             68,771        71,338
   Other invested assets                                  169,720        60,731
                                                     ------------  ------------
      Total investments                                 8,606,028     7,969,377
   Cash and cash equivalents                            1,688,883     1,485,148
   Deferred policy acquisition costs                      636,475       570,738
   Accrued investment income                               83,461        89,849
   Premiums receivable                                    137,954       125,424
   Property and equipment, net                             82,856        78,991
   Reinsurance recoverables                               677,102       646,955
   Other assets                                            31,870        45,167
   Separate account assets                              8,854,022     6,684,280
                                                     ------------  ------------
         Total assets                                $ 20,798,651  $ 17,695,929
                                                     ============  ============
Liabilities and Stockholder's Equity
------------------------------------
Liabilities:
   Policy and contract account balances              $  4,688,655  $  4,371,712
   Future policy and contract benefits                  2,052,276     2,029,332
   Pending policy and contract claims                     160,687       131,121
   Other policyholder funds                               557,525       528,417
   Policyholder dividends payable                          52,995        54,455
   Unearned premiums and fees                             199,767       191,277
   Federal income tax liability:
      Current                                              32,429        16,420
      Deferred                                            138,964        68,106
   Other liabilities                                      497,970       361,033
   Notes payable                                          125,000       137,000
   Securities lending collateral                        1,466,354     1,307,146
   Separate account liabilities                         8,809,077     6,646,646
                                                     ------------  ------------
      Total liabilities                                18,781,699    15,842,665
                                                     ------------  ------------
Stockholder's equity:
   Common stock, $1 par value, 5,000,000 shares
    authorized, issued and outstanding                      5,000         5,000
   Additional paid in capital                               3,000         3,000
   Retained earnings                                    1,795,285     1,786,873
   Accumulated other comprehensive income                 213,667        58,391
                                                     ------------  ------------
      Total stockholder's equity                        2,016,952     1,853,264
                                                     ------------  ------------
         Total liabilities and stockholder's
          equity                                     $ 20,798,651  $ 17,695,929
                                                     ============  ============

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
         Consolidated Statements of Operations and Comprehensive Income
                  Years ended December 31, 2003, 2002 and 2001
                                 (In thousands)

                                                         2003          2002          2001
                                                     ------------  ------------  ------------
Revenues:
   Premiums                                          $  1,005,277  $    900,074  $    793,357
   Policy and contract fees                               351,669       355,890       362,511
   Net investment income                                  465,858       499,103       527,335
   Net realized investment losses                         (48,641)     (137,097)      (12,972)
   Finance charge income                                   34,148        33,125        33,400
   Other income                                            18,820        22,777        73,714
                                                     ------------  ------------  ------------
      Total revenues                                    1,827,131     1,673,872     1,777,345
                                                     ------------  ------------  ------------
Benefits and expenses:
   Policyholder benefits                                  975,604       849,342       754,667
   Interest credited to policies and contracts            287,018       289,606       290,081
   General operating expenses                             341,552       328,421       410,704
   Commissions                                            108,293       100,912       128,838
   Administrative and sponsorship fees                     68,773        71,166        81,194
   Dividends to policyholders                              17,817        19,162        19,670
   Interest on notes payable                               11,258        12,758        16,684
   Amortization of deferred policy
    acquisition costs                                     166,138       188,662       171,580
   Capitalization of policy acquisition costs            (208,620)     (169,437)     (185,366)
                                                     ------------  ------------  ------------
      Total benefits and expenses                       1,767,833     1,690,592     1,688,052
                                                     ------------  ------------  ------------
         Income (loss) from operations before
          taxes                                            59,298       (16,720)       89,293
   Federal income tax expense (benefit):
      Current                                              19,121         3,048        22,793
      Deferred                                             (4,268)      (23,524)       (3,928)
                                                     ------------  ------------  ------------
         Total federal income tax expense (benefit)        14,853       (20,476)       18,865
                                                     ------------  ------------  ------------
            Net income                               $     44,445  $      3,756  $     70,428
                                                     ============  ============  ============
   Other comprehensive income (loss), net of tax:
      Unrealized gains (losses) on securities        $    155,276  $    (44,898) $   (144,136)
                                                     ------------  ------------  ------------
      Other comprehensive income (loss), net of tax       155,276       (44,898)     (144,136)
                                                     ------------  ------------  ------------
            Comprehensive income (loss)              $    199,721  $    (41,142) $    (73,708)
                                                     ============  ============  ============

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
           Consolidated Statements of Changes in Stockholder's Equity
                  Years ended December 31, 2003, 2002 and 2001
                                 (In thousands)

                                           2003          2002          2001
                                       ------------  ------------  ------------
Common stock:
   Total common stock                  $      5,000  $      5,000  $      5,000
                                       ============  ============  ============
Additional paid in capital:
   Total additional paid in capital    $      3,000  $      3,000  $      3,000
                                       ============  ============  ============
Retained earnings:
   Beginning balance                   $  1,786,873  $  1,821,015  $  1,811,707
   Net income                                44,445         3,756        70,428
   Dividends to stockholder                 (36,033)      (37,898)      (61,120)
                                       ------------  ------------  ------------
      Total retained earnings          $  1,795,285  $  1,786,873  $  1,821,015
                                       ============  ============  ============
Accumulated other comprehensive
 income:
   Beginning balance                   $     58,391  $    103,289  $    247,425
   Change in unrealized appreciation
    (depreciation) of securities            155,276       (44,898)     (144,136)
                                       ------------  ------------  ------------
      Total accumulated other
       comprehensive income            $    213,667  $     58,391  $    103,289
                                       ============  ============  ============
         Total stockholder's equity    $  2,016,952  $  1,853,264  $  1,932,304
                                       ============  ============  ============

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      Consolidated Statements of Cash Flows
                  Years ended December 31, 2003, 2002 and 2001
                                 (In thousands)

                                                                 2003           2002           2001
                                                             ------------   ------------   ------------
Cash Flows from Operating Activities
------------------------------------
Net income                                                   $     44,445   $      3,756   $     70,428
Adjustments to reconcile net income to net cash
 provided by operating activities:
   Interest credited to annuity and insurance contracts           249,128        251,828         98,011
   Fees deducted from policy and contract balances               (327,631)      (319,227)      (169,058)
   Change in future policy benefits                                30,013        153,061         53,835
   Change in other policyholder liabilities, net                   35,834        (35,323)        18,215
   Amortization of deferred policy acquisition costs              166,138        188,662        171,580
   Capitalization of policy acquisition costs                    (208,620)      (169,437)      (185,366)
   Change in premiums receivable                                  (12,530)        (6,689)        (7,421)
   Deferred tax provision                                          (4,268)       (23,524)        (3,928)
   Change in federal income tax liabilities - current              16,009        (16,929)       (11,700)
   Net realized investment losses (gains)                          48,641        137,097         12,972
   Change in reinsurance recoverables                             (30,147)       (22,515)       (32,041)
   Other, net                                                     137,729         14,973         13,051
                                                             ------------   ------------   ------------
      Net cash provided by operating activities                   144,741        155,733         28,578
                                                             ------------   ------------   ------------
Cash Flows from Investing Activities
------------------------------------
Proceeds from sales of:
   Fixed maturity securities, available-for-sale                1,658,859      2,046,691      1,738,948
   Equity securities                                              429,470        378,452        481,396
   Real estate                                                     11,255          3,301          5,362
   Private equity investments                                      23,703         11,583         15,596
   Other invested assets                                            1,729         12,343          5,896
Proceeds from maturities and repayments of:
   Fixed maturity securities, available-for-sale                1,170,516        601,211        379,989
   Mortgage loans                                                  81,056         50,370         44,312
Purchases of:
   Fixed maturity securities, available-for-sale               (3,281,851)    (2,898,144)    (2,249,224)
   Equity securities                                             (462,070)      (377,641)      (502,064)
   Mortgage loans                                                 (86,931)       (78,011)      (118,003)
   Real estate                                                       (737)            --           (140)
   Private equity investments                                     (31,519)       (42,639)       (28,580)
   Other invested assets                                           (4,319)        (2,866)        (8,381)
Finance receivable originations or purchases                      (91,674)       (82,141)       (83,578)
Finance receivable principal payments                              77,154         78,266         78,289
Securities lending collateral                                     159,208        882,740        347,282
Securities in transit                                              95,821        (39,632)        99,765
Other, net                                                        (22,760)       (14,346)       (41,741)
                                                             ------------   ------------   ------------
      Net cash provided by (used for) investing activities       (273,090)       529,537        165,124
                                                             ------------   ------------   ------------
Cash Flows from Financing Activities
------------------------------------
Deposits credited to annuity and insurance contracts            1,626,707      1,434,456      1,544,832
Withdrawals from annuity and insurance contracts               (1,263,337)    (1,188,125)    (1,343,550)
Payments on debt                                                  (12,000)       (22,000)       (26,000)
Dividends paid to stockholder                                     (22,000)       (78,586)            --
Other, net                                                          2,714           (363)         1,331
                                                             ------------   ------------   ------------
      Net cash provided by financing activities                   332,084        145,382        176,613
                                                             ------------   ------------   ------------
Net increase in cash and cash equivalents                         203,735        830,652        370,315
Cash and cash equivalents, beginning of year                    1,485,148        654,496        284,181
                                                             ------------   ------------   ------------
Cash and cash equivalents, end of year                       $  1,688,883   $  1,485,148   $    654,496
                                                             ============   ============   ============

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

(1)  Nature of Operations

     Description of Business
     -----------------------

     The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly-owned subsidiaries, Personal Finance Company LLC, Enterprise Holding Corporation, Northstar Life Insurance Company, and its majority-owned subsidiary MIMLIC Life Insurance Company. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

     The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into four strategic business units, which focus on various markets: Individual Financial Security, Financial Services, Group Insurance, and Retirement Services. Revenues, including net realized investment losses, in 2003 for these business units were $589,782,000, $258,798,000, $805,084,000 and
     $187,440,000, respectively. Revenues in 2002 for these strategic business units were $620,370,000, $287,073,000, $672,316,000, and $188,626,000,
     respectively. Additional revenues, including net realized investment losses, reported by the Company's subsidiaries and corporate product line as of December 31, 2003 and 2002, were ($13,973,000) and $(94,513,000), respectively.

     The Company serves over seven million people through more than 4,400 associates located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

     On April 1, 2003, ownership of Securian Life Insurance Company was transferred from the Company to Securian Financial Group, Inc., in the form of a dividend.

     On January 2, 2003, ownership of Securian Casualty Company was transferred from the Company to Securian Financial Group, Inc., in the form of a dividend.

     On January 2, 2002, ownership of Advantus Capital Management, Inc. and its wholly-owned subsidiary, Securian Financial Services, Inc., was transferred from the Company to Securian Financial Group, Inc., in the form of a dividend.

     Effective July 1, 2003, Personal Finance Company converted from a C corporation into a limited liability company and its name was changed to Personal Finance Company LLC.

(2)  Summary of Significant Accounting Policies

     Basis of Presentation
     ---------------------

     The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The consolidated financial statements include the accounts of the Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

     The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Insurance Revenues and Expenses
     -------------------------------

     Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

     Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to estimated gross profits or margins.

     Deferred Policy Acquisition Costs
     ---------------------------------

     The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.

     For traditional life, accident and health and group life products, deferred policy acquisition costs (DAC) are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

     For nontraditional life products and deferred annuities, DAC is amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses and investment returns periodically throughout the year. Actuarial assumptions are updated as necessary to reflect the Company's best estimate of each assumption used. Any resulting impact to financial results from a change in actuarial assumption is included in amortization of deferred policy acquisition costs in the statement of operations. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 13.

     Software Capitalization
     -----------------------

     Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized cost of $26,032,000, $21,271,000 and $18,575,000 and amortized software expense of $7,838,000, $8,227,000 and $8,065,000 for the years ended December 31, 2003, 2002 and 2001, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Finance Charge Income and Receivables
     -------------------------------------

     Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges and interest on the smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. Late charges are accrued only if two or less late charges are due and unpaid. Accrual of finance charges and interest is suspended on other receivables at the earlier of when they are contractually past due for more than 60 days or they are considered by management to be impaired.

     Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

     An allowance for losses is maintained by direct charges to operations at an amount which in management's judgment, based on a specific review of larger individual loans, the overall risk characteristics of the portfolio, changes in the character or size of the portfolio, the level of non-performing assets, historical losses and economic conditions, is adequate to absorb probable losses on existing receivables. It is the Company's general policy to charge off accounts (net of unearned finance charges) when they are deemed uncollectible and in any event on which no collections were received during the preceding six months, except for certain accounts which have been individually reviewed by management and are deemed to warrant further collection effort.

     The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or properties. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

     Valuation of Investments
     ------------------------

     Fixed maturity securities, which may be sold prior to maturity, including fixed maturities on loan, are classified as available-for-sale and are carried at fair value. Effective January 1, 2001, all fixed maturity securities classified as held-to-maturity securities were converted to available-for-sale securities, under the one time provision allowed under FASB Statement No. 133 (FAS 133), Accounting for Derivative Instruments and Hedging Activities. These securities were previously carried at amortized cost, net of any impairment write-downs. The net impact to accumulated other comprehensive income upon conversion was an approximate increase of $16,705,000. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method.

     The Company uses book value as cost for applying the retrospective adjustment method to fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained from broker dealer survey values or internal estimates.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Valuation of Investments (Continued)
     ------------------------------------

     Equity securities (common stocks, preferred stocks and equity securities on loan) are carried at fair value. Mutual funds in select asset classes that are sub-advised are carried at the market value of the underlying net assets of the funds. Prior to 2003, equity securities also included initial contributions to affiliated registered investment funds that were managed by an affiliate of the Company. These contributions were carried at the market value of the underlying net assets of the funds.

     Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral.

     Private equity investments in limited partnerships are carried on the balance sheets at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, adjusted for any distributions received. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Changes in fair value are recorded directly in stockholder's equity. The valuation of private equity investments is recorded based on the partnership financial statements from the previous quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity.

     Fair values of fixed maturity securities, equity securities and private equity investments are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from either independent pricing services which specialize in matrix pricing and modeling techniques, independent broker bids, financial statement valuations or internal appraisal. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.

     Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 2003 and 2002 was $5,616,000 and $7,543,000, respectively.

     Policy loans are carried at the unpaid principal balance.

     Cash and cash equivalents are carried at fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents.

     Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

     Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding unpaid principal balances reduced by any charge-off. The interest rates on the receivables outstanding at December 31, 2003 and 2002 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2003 and 2002 approximate the fair value at that date.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Valuation of Investments (Continued)
     ------------------------------------

     Effective March 15, 2001 the FASB issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Certain Securitized Financial Assets, which established standardized reporting models for certain types of asset backed securities including all interest only strips and asset backed securities not of high credit quality. The holder of the beneficial interest should recognize the excess of all cash flows attributable to the beneficial interest estimated at the acquisition/transaction date over the initial investment and record as interest income over the life of the beneficial interest using the effective yield method. The Company identified holdings with a market value of $11,206,000 and $29,000,000, as of December 31, 2003 and 2002,
     respectively, that it deemed subject to application of this pronouncement. Upon calculating the excess of the net present value of the cash flows using market discount rates and comparing to the initial cost of the investments, approximately $16,700,000, $24,478,000, and $14,300,000 of permanent write-downs were recorded as realized losses, for the years ended December 31, 2003, 2002, and 2001, respectively.

     Credit Risk
     -----------

     Financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration credit risk. The Company places its cash and cash equivalents with high quality financial institutions and limits the amount of credit exposure with any one institution. Concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets are limited because of the diverse geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

     Equity security diversification is obtained through the use of style diversification and through limiting exposure to a single issuer. Private equity investment diversification is achieved by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of private equity instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

     During 2003, the Company exchanged its affiliated investment advisor's mutual funds for shares of Waddell & Reed Ivy Investment Co. funds due to the sale of the equity advisory business by its affiliated investment advisor. The investments continue to be invested across the same eight well-diversified investment strategies employed by the former affiliated funds. The market value of these investments was $172,424,000 and $126,896,000 as of December 31, 2003 and 2002, respectively. The Company considers these assets able to be reinvested within a 12-18 month period.

     Derivative Financial Instruments
     --------------------------------

     Effective January 1, 2001, the Company adopted FAS 133 which requires that all derivative instruments be recorded on the balance sheet at fair value. On the date derivative contracts are entered into, the Company designates the derivative as either (a) a hedge of the fair value of a recognized firm commitment (fair value hedge), (b) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), or (c) a hedge of a net investment in a foreign operation (net investment hedge).

     The Company holds derivative financial instruments for the purpose of hedging the risks of certain identifiable and anticipated transactions. In general, the types of risks hedged are those relating to the variability of future earnings and cash flows caused by movements in foreign currency exchange rates. The Company documents its risk management strategy and hedge effectiveness at the inception of and during the term of each hedge.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Derivative Financial Instruments (Continued)
     --------------------------------------------

     In the normal course of business, the Company held one derivative in the form of an equity swap which matured in August 2003. The purpose of this swap was to hedge the fair value of equity linked instruments to equity market movements. This swap was a customized derivative that was embedded directly with the underlying equity-linked fixed maturity security and could not be unwound separately from the fixed maturity security. Equity swaps are considered to be fair value hedges and were entered into only for the purpose of hedging such risks, not for speculation. The change in fair value of this swap was offset to net realized capital losses by changes in the fair value of the item being hedged. As of December 31, 2003, the Company had no equity swap positions.

     The Company is using short-duration spot contracts to manage the foreign exchange risk inherent in the elapsed time between trade processing and trade settlement. The contracts have an immaterial impact on the Company's current year operating results.

     Under FAS 133, the Company reclassified certain mortgage dollar roll securities from fixed maturity and equity securities classified as available-for-sale as of December 31, 2003 and 2002, in the amount of $114,809,000 and $14,100,000, respectively, to other invested assets. As of December 31, 2003 and 2002, the change in fair value of these securities included in realized capital (losses) gains was $(1,007,000) and $172,000, respectively.

     Realized and Unrealized Gains and Losses
     ----------------------------------------

     Realized and unrealized gains and losses are determined on the specific identification method. Write-downs of available-for-sale securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.

     Changes in the fair value of fixed maturity securities available-for-sale, equity securities and private equity investments in limited partnerships are recorded as a separate component of stockholder's equity, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.

     Impairments in the value of securities and other investments held by the Company, considered to be other than temporary, are recorded as permanent reductions of the cost of the securities or other investments, and corresponding realized losses are recognized in the consolidated statements of operations and comprehensive income. The Company reviews all securities and other investments on a quarterly basis and recognizes impairment after evaluating various subjective and objective factors, such as the financial condition of the issuer, market and industry.

     Total other than temporary write-downs for fixed maturity securities, including EITF 99-20 write-downs, for the years ended December 31, 2003, 2002 and 2001 were $34,632,000, $53,299,000 and $28,760,000, respectively.

     Total other than temporary write-downs for equity securities for the years ended December 31, 2003, 2002 and 2001 were $13,157,000, $5,314,000 and
     $6,709,000, respectively. An additional $23,427,000 and $40,300,000 of other than temporary write-downs for equity securities were recorded on securities that were subsequently sold during 2003 and 2002, respectively.

     Total other than temporary write-downs for private equity investments for the years ended December 31, 2003, 2002 and 2001 were $57,480,000, $51,410,000 and $4,589,000, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Securities Lending
     ------------------

     The Company engages in securities lending whereby certain investments are loaned to other financial institutions for short periods of time. When these loan transactions occur, the lending broker provides cash collateral equivalent to 102% to 105% of the market value of the loaned securities. This collateral is deposited with a lending agent who invests the collateral on behalf of the Company. The income from these investments is recorded in net investment income and was $2,378,000, $1,413,000, and $239,000 as of December 31, 2003, 2002, and 2001, respectively. Securities, consisting of equity securities and fixed maturity securities, were loaned to other financial institutions. Amounts loaned as of December 31, 2003, and 2002 were $1,429,899,000 and $1,280,273,000, respectively. As of
     December 31, 2003, and 2002, the collateral associated with securities lending was $1,466,354,000 and $1,307,146,000, respectively.

     The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded in the consolidated balance sheets as cash equivalents and securities lending collateral, respectively.

     Although the Company's securities lending program involves certain credit risk, the Company believes that the high quality of the collateral received (primarily commercial paper and money market instruments) and the Company's monitoring policies and procedures mitigate the likelihood of material losses under these arrangements.

     Property and Equipment
     ----------------------

     Property and equipment are carried at cost, net of accumulated depreciation of $162,106,000 and $150,521,000 at December 31, 2003 and 2002,
     respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2003, 2002, and 2001, was $11,585,000,
     $11,703,000, and $13,242,000, respectively. Effective January 1, 2002, the Company adopted FASB Statement No. 144 (FAS 144), Accounting for the Impairment or Disposal of Long-Lived Assets, which addresses financial accounting and reporting standards for the impairment and disposal of long-lived assets for fiscal years beginning after December 15, 2001. The Company has determined that there are no material impacts to the statement of operations or financial position due to the adoption and subsequent application of FAS 144.

     Separate Accounts
     -----------------

     Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These assets and liabilities are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the market value of the investments held in the segregated funds.

     The Company periodically invests money in its separate accounts. The market value of such investments, included with separate account assets, amounted to $44,920,000 and $37,634,000 at December 31, 2003 and 2002, respectively.

     Reinsurance Recoverables
     ------------------------

     Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Policyholder Liabilities
     ------------------------

     Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

     Future policy and contract benefits are comprised of reserves for traditional life, group life and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. Certain traditional life products are accounted for under AICPA Statement of Position 95-1, Accounting for Certain Insurance Activities of Mutual Life Insurance Entities. These traditional life products use an average assumed rate of investment yields ranging from 4.44% to 5.52% to estimate expected gross margins.

     Future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on securities as described in note 13.

     Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

     Participating Business
     ----------------------

     Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2003 and 2002, the total participating business in force was $18,685,863,000 and $19,470,981,000, respectively. As a percentage of total life insurance in force participating business in force represents 5.3% and 6.4% at December 31, 2003 and 2002, respectively.

     Closed Block of Business
     ------------------------

     Effective January 1, 2001 the Company adopted Statement of Position 00-3 (SOP 00-3), Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts. The Company has determined that there are no material impacts to the statement of operations or financial position due to the adoption and subsequent application of SOP 00-3.

     Income Taxes
     ------------

     The Company's federal income tax return is a consolidated life/non-life return filed under Minnesota Mutual Companies, Inc., the Company's ultimate parent. The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Allocation is based upon separate return calculations with a credit for any currently used net losses and tax credits. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service.

     Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     New Pronouncements
     ------------------

     In April 2003, the FASB issued Statement No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (FAS 149). FAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under FAS 133. FAS 149 is effective for contracts entered into or modified after June 30, 2003. The adoption of FAS 149 on July 1, 2003 did not have a material impact on the results of operations or financial position of the Company.

     In May 2003, the FASB issued Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (FAS 150). FAS 150 establishes standards for how an issuer classifies and measures certain financial instruments with characteristics of both liabilities and equity. FAS 150 is effective for financial instruments entered into or modified after May 31, 2003, otherwise effective for the first interim period beginning after June 15, 2003. The adoption of FAS 150 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

     In December 2003, the FASB issued Statement No. 132, revised 2003, (FAS
     132), Employers' Disclosures about Pensions and Other Post Retirement Benefits, which amends disclosure requirements for pension plans and other post retirement benefit plans, effective for nonpublic entities for fiscal years ending after June 15, 2004. The Company will adopt FAS 132 for fiscal year ending December 31, 2004. The Company expects no material impacts to its results of operations or financial position due to the adoption of FAS 132.

     In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51, subsequently revised in December of 2003 (FIN 46). The provisions of FIN 46 for non-public entities apply immediately to variable interest entities (VIEs) created after December 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. For VIEs created prior to December 31, 2003 the effective date of FIN 46 is the beginning of the first period beginning after December 15, 2004. FIN 46 changes the method of determining whether certain entities should be included in the Company's consolidated financial statements. An entity subject to FIN 46 is called a VIE if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or
     (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that absorbs a majority of the expected losses, receives a majority of the expected residual returns or both. The Company continues to review the status of any VIEs it may be involved with. Based on this current review, the Company expects no material impacts to its results of operation or financial position due to the adoption of FIN 46.

     In July 2003, the AICPA issued Statement of Position 03-1 (SOP 03-1), Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 is effective for financial statements for fiscal years beginning after December 15, 2003. The Company will adopt SOP 03-1 as of January 1, 2004. The Company anticipates reclassifying approximately $45,000,000 representing the Company's interest in the separate accounts from separate account assets to various general account assets. The Company expects no other material impacts to its results of operation or financial position due to the adoption of SOP 03-1.

     Reclassification
     ----------------

     Certain 2002 and 2001 financial statement balances have been reclassified to conform to the 2003 presentation.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3)  Investments

     Net investment income for the years ended December 31 was as follows:

                                 2003           2002           2001
                             ------------   ------------   ------------
in thousands
------------
Fixed maturity securities    $    370,208   $    398,491   $    411,208
Equity securities                  17,615         24,620         29,088
Mortgage loans                     61,404         58,791         55,682
Real estate                         1,543          1,285          1,672
Policy loans                       19,517         19,360         18,257
Cash equivalents                    2,216          3,384          7,499
Private equity investments          1,853          3,277          3,289
Other invested assets               5,357          3,019          1,463
                             ------------   ------------   ------------
   Gross investment income        479,713        512,227        528,158
Investment expenses               (13,855)       (13,124)          (823)
                             ------------   ------------   ------------
   Total                     $    465,858   $    499,103   $    527,335
                             ============   ============   ============

     Prior to 2002, the Company paid investment expenses to Advantus Capital Management, Inc. (Advantus) which were eliminated through the consolidation process. Effective January 1, 2002, these expenses were not eliminated due to the transfer of Advantus to Securian Financial Group, Inc.

     Net realized investment gains (losses) for the years ended December 31 were as follows:

                                 2003           2002           2001
                             ------------   ------------   ------------
in thousands
------------
Fixed maturity securities    $    (19,499)  $    (26,162)  $    (15,772)
Equity securities                  25,572        (64,038)        (1,373)
Mortgage loans                       (376)         1,509              1
Real estate                         4,490             (1)         3,245
Private equity investments        (54,224)       (48,395)        (1,676)
Other invested assets              (4,604)           (10)         2,603
                             ------------   ------------   ------------
   Total                     $    (48,641)  $   (137,097)  $    (12,972)
                             ============   ============   ============

     Gross realized gains (losses) on the sales and impairments of fixed maturity securities, equity securities and private equity investments for the years ended December 31 were as follows:

                                 2003           2002           2001
                             ------------   ------------   ------------
in thousands
------------
Fixed maturity securities,
 available-for-sale:
   Gross realized gains      $     21,560   $     59,802   $     34,884
   Gross realized losses          (41,059)       (85,964)       (50,656)
Equity securities:
   Gross realized gains            93,634         40,973         81,647
   Gross realized losses          (68,062)      (105,011)       (83,020)
Private equity investments:
   Gross realized gains             3,823          3,525          4,857
   Gross realized losses          (58,047)       (51,920)        (6,533)

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Net unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

                                                         2003          2002
                                                     ------------  ------------
in thousands
------------
Gross unrealized gains                               $    496,516  $    461,314
Gross unrealized losses                                   (36,816)     (204,273)
Adjustment to deferred acquisition costs                 (112,006)     (135,368)
Adjustment to reserves                                    (47,221)      (54,290)
Adjustment to unearned policy and contract fees            17,365        19,507
Deferred federal income taxes                            (104,171)      (28,499)
                                                     ------------  ------------
   Net unrealized gains                              $    213,667  $     58,391
                                                     ============  ============

     The amortized cost and fair value of investments in marketable securities by type of investment were as follows:

in thousands                                                            Gross Unrealized
------------                                          Amortized    --------------------------     Fair
December 31, 2003                                        Cost         Gains         Losses        Value
---------------------------------------------------  ------------  ------------  ------------  ------------
   United States government and government
    agencies and authorities                         $     59,674  $         17  $         71  $     59,620
   Foreign governments                                      1,467           127            --         1,594
   Corporate securities                                 2,637,690       226,145         9,262     2,854,573
   Asset-backed securities                                661,465        16,702         5,404       672,763
   Mortgage-backed securities                           1,287,137        68,816         3,225     1,352,728
                                                     ------------  ------------  ------------  ------------
      Total fixed maturities                            4,647,433       311,807        17,962     4,941,278
   Equity securities-unaffiliated                         580,495        97,537         1,634       676,398
                                                     ------------  ------------  ------------  ------------
         Total                                       $  5,227,928  $    409,344  $     19,596  $  5,617,676
                                                     ============  ============  ============  ============

in thousands                                                             Gross Unrealized
------------                                          Amortized    --------------------------     Fair
December 31, 2002                                        Cost          Gains        Losses        Value
---------------------------------------------------  ------------  ------------  ------------  ------------
   United States government and government agencies
    and authorities                                  $    201,802  $     19,153  $         30  $    220,925
   Foreign governments                                      1,280            --           439           841
   Corporate securities                                 2,457,382       218,541        53,152     2,622,771
   Asset-backed securities                                549,151        26,518         5,650       570,019
   Mortgage-backed securities                           1,292,651        78,406         1,403     1,369,654
                                                     ------------  ------------  ------------  ------------
      Total fixed maturities                            4,502,266       342,618        60,674     4,784,210
   Equity securities-unaffiliated                         364,673        27,498        57,641       334,530
   Equity securities-affiliated mutual funds              141,753         4,076        18,933       126,896
                                                     ------------  ------------  ------------  ------------
      Total equity securities                             506,426        31,574        76,574       461,426
                                                     ------------  ------------  ------------  ------------
         Total                                       $  5,008,692  $    374,192  $    137,248  $  5,245,636
                                                     ============  ============  ============  ============

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The amortized cost and fair value of securities on loan by type of investment were as follows:

in thousands                                                    Gross Unrealized
------------                                  Amortized    --------------------------      Fair
December 31, 2003                                Cost          Gains        Losses        Value
------------------------------------------   ------------  ------------  ------------  ------------
   United States government and government
    agencies and authorities                 $    424,704  $     18,276  $         47  $    442,933
   Corporate securities                           323,481        29,123           226       352,378
   Asset-backed securities                         12,529           669            --        13,198
   Mortgage-backed securities                     543,519        10,985         1,885       552,619
                                             ------------  ------------  ------------  ------------
      Total fixed maturities                    1,304,233        59,053         2,158     1,361,128
   Equity securities-unaffiliated                  52,100        16,920           249        68,771
                                             ------------  ------------  ------------  ------------
         Total                               $  1,356,333  $     75,973  $      2,407  $  1,429,899
                                             ============  ============  ============  ============

in thousands                                                    Gross Unrealized
------------                                  Amortized    --------------------------      Fair
December 31, 2002                                Cost          Gains        Losses        Value
------------------------------------------   ------------  ------------  ------------  ------------
   United States government and government
    agencies and authorities                 $    258,282  $     11,774  $         --  $    270,056
   Corporate securities                           244,319        22,177            --       266,496
   Asset-backed securities                         14,100            --           177        13,923
   Mortgage-backed securities                     619,447        40,275         1,262       658,460
                                             ------------  ------------  ------------  ------------
      Total fixed maturities                    1,136,148        74,226         1,439     1,208,935
   Equity securities-unaffiliated                  73,904         6,114         8,680        71,338
                                             ------------  ------------  ------------  ------------
         Total                               $  1,210,052  $     80,340  $     10,119  $  1,280,273
                                             ============   ===========  ============  ============

     The amortized cost and estimated fair value of fixed maturity securities at December 31, 2003, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

in thousands                                 Available-for-Sale         Securities-on-Loan
--------------------------------------   --------------------------  --------------------------
                                           Amortized       Fair       Amortized        Fair
                                             Cost         Value          Cost         Value
                                         ------------  ------------  ------------  ------------
Due in one year or less                  $     95,127  $     98,144  $     98,518  $     99,128
Due after one year through five years       1,246,524     1,314,233       284,723       294,507
Due after five years through ten years      1,409,001     1,519,195       285,420       317,139
Due after ten years                           609,644       656,978        92,053        97,735
                                         ------------  ------------  ------------  ------------
                                            3,360,296     3,588,550       760,714       808,509
Mortgage-backed securities                  1,287,137     1,352,728       543,519       552,619
                                         ------------  ------------  ------------  ------------
   Total                                 $  4,647,433  $  4,941,278  $  1,304,233  $  1,361,128
                                         ============  ============  ============  ============

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     As of December 31, 2003, the Company had certain investments with a reported fair market value lower than the cost of the investment.

                                                                    Unrealized
                                        Fair Value       Cost         Losses
                                       ------------  ------------  ------------
in thousands
------------
US government securities
   Less than 12 months                 $     26,830  $     26,901  $         71
   Greater than 12 months                        --            --            --
Corporate securities
   Less than 12 months                      248,946       252,829         3,883
   Greater than 12 months                    71,276        76,655         5,379
Mortgage and asset-backed securities
   Less than 12 months                      371,769       376,996         5,227
   Greater than 12 months                    30,697        34,099         3,402
Equity securities - unaffiliated
   Less than 12 months                       13,817        14,534           717
   Greater than 12 months                    15,350        16,267           917
Private equity investments
   Less than 12 months                       95,778       124,813        29,035
   Greater than 12 months                     6,905         9,271         2,366

     As of December 31, 2003, the Company had certain investments on loan with a reported fair market value lower than the cost of the investment.

                                                                    Unrealized
                                        Fair Value       Cost         Losses
                                       ------------  ------------  ------------
in thousands
------------
US government securities
   Less than 12 months                 $      3,093  $      3,140  $         47
   Greater than 12 months                        --            --            --
Corporate securities
   Less than 12 months                       24,081        24,307           226
   Greater than 12 months                        --            --            --
Mortgage and asset-backed securities
   Less than 12 months                      173,292       175,177         1,885
   Greater than 12 months                        --            --            --
Equity securities - unaffiliated
   Less than 12 months                        3,460         3,709           249
   Greater than 12 months                        --            --            --

     The Company analyzes all investments on a quarterly basis for other than temporary impairment recognition. The Company also considers its ability and intent to hold the investment and whether the investment's fair market value will increase in a reasonable period of time to recover its cost basis. Fixed maturity securities are reviewed on a security by security basis utilizing, but are not limited to, market prices, intent to hold, underlying collateral characteristics, and ability to receive contractual cash flows or remaining book values. The majority of the unrealized losses are interest-related rather than credit-related. All equity securities, including both available-for-sale and private equity, which have been in an unrealized loss position of greater than 20% for longer than six months are analyzed on a security by security basis. Available-for-sale equity securities utilize, but are not limited to, outside independent stock outlooks and the intent to hold the security in the portfolio. Mutual funds are reviewed analyzing the characteristics of the underlying investments and the long-term outlook for the asset class along with the intent to hold the investment. Private equity investments are reviewed on a fund by fund basis and utilize, but are not limited to, the age of the fund, general partner commentary, and underlying investments within the fund, noting any problem industries or geographic locations.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     At December 31, 2003, one mortgage loan was considered impaired. A write-down of $400,000 was taken on the impaired mortgage loan. At
     December 31, 2002, no specific mortgage loans were considered impaired. As of December 31, 2003 and 2002, there was no general allowance for credit losses for potential impairments in the mortgage loan portfolio. There were no provisions for credit losses or charge-offs in 2003, 2002 or 2001.

     Below is a summary of interest income on impaired mortgage loans.

                                           2003          2002          2001
                                       ------------  ------------  ------------
in thousands
------------
Average impaired mortgage loans        $         --  $          1  $         --
Interest income on impaired mortgage
 loans - contractual                            442           166            --
Interest income on impaired mortgage
 loans - collected                               --            --            --

     At December 31, 2003 and 2002, fixed maturity securities and cash equivalents with a carrying value of $9,568,000 and $14,756,000, respectively, were on deposit with various regulatory authorities as required by law.

(4)  Notes Receivable

     The Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997 in connection with the Company's construction of an additional home office facility in St. Paul, Minnesota. The note bears interest at a rate of 8.625%, with principal payments to the Company commencing February 2004 and a maturity date of August 2025. Interest payments to the Company are payable February and August of each year commencing February 2001. All principal and interest payments are due only to the extent of available tax increments. In 2002, the loan reached its maximum principal balance of $15,000,000. In 2003, the Company took a write-down on the loan of $5,200,000, consisting of $4,959,000 of accrued interest and $241,000 of principal. The loan continues to accrue interest on the new balance, with payments applied first to accrued interest and then to principal. As of December 31, 2003, the loan balance was $13,791,000. The accrued interest on this loan contingency was $496,000 and $5,469,000, as of December 31, 2003 and 2002, respectively. For the years ended December 31, 2003 and 2002, the Company received principal payments of $968,000 and $0, respectively, and interest payments of $755,000 and $1,694,000, respectively. The loan balance is included in other invested assets, accrued interest is included in accrued investment income, and investment income is included in net investment income.

(5)  Net Finance Receivables

     Finance receivables as of December 31 were as follows:

                                                         2003          2002
                                                     ------------  ------------
in thousands
------------
Direct installment loans                             $    154,155  $    144,627
Retail installment notes                                   17,286        15,945
Retail revolving credit                                       108           132
Accrued interest                                            2,632         2,551
                                                     ------------  ------------
   Gross receivables                                      174,181       163,255
Unearned finance charges                                  (39,233)      (35,322)
Allowance for uncollectible amounts                        (7,232)       (6,627)
                                                     ------------  ------------
      Finance receivables, net                       $    127,716  $    121,306
                                                     ============  ============

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The direct installment loans, at December 31, 2003 and 2002, consisted of $103,349,000 and $95,368,000, respectively, of discount basis loans, net of unearned finance charges, and $14,552,000 and $16,679,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months; the retail installment notes are principally discount basis, arise from borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months. Contractual maturities of the finance receivables by year, as required by the industry audit guide for finance companies, were not readily available at December 31, 2003 and 2002, but experience has shown that such information is not significant in that a substantial portion of receivables will be renewed, converted, or paid in full prior to maturity.

     During the years ended December 31, 2003 and 2002, principal cash collections of direct installment loans were $52,705,000 and $53,469,000, respectively, and the percentages of these cash collections to average net balances were 48% and 49%, respectively. Retail installment notes' principal cash collections were $21,597,000 and $22,344,000, respectively and the percentages of these cash collections to average net balances were 164% for both 2003 and 2002.

     The ratio for the allowance for losses to net outstanding receivables balances at December 31, 2003 and 2002 was 5.4% and 5.2%, respectively.

     Changes in the allowance for losses for the periods ended December 31 were as follows:

                                           2003          2002          2001
                                       ------------  ------------  ------------
in thousands
------------
Balance at beginning of year           $      6,627  $      5,846  $      6,336
Provision for credit losses                   8,014         8,029         6,924
Allowance applicable to bulk purchase            --             4            19
Charge-offs                                 (10,262)      (10,292)      (10,302)
Recoveries                                    2,853         3,040         2,869
                                       ------------  ------------  ------------
Balance at end of year                 $      7,232  $      6,627  $      5,846
                                       ============  ============  ============

     At December 31, 2003, the recorded investment in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 2003 and the related allowance for credit losses were as follows:

                                       Installment    Revolving
                                          Loans         Credit        Total
                                       ------------  ------------  ------------
in thousands
------------
Balances at December 31, 2003          $        374            54  $        428
Related allowance for credit losses    $        122            54  $        176

     All loans deemed to be impaired are placed on a non-accrual status. No accrued or unpaid interest was recognized on impaired loans during 2003. The average quarterly balance of impaired loans during the years ended December 31, 2003 and 2002, was $515,000 and $1,038,000 for installment basis loans and $54,000 and $59,000 for revolving credit loans, respectively.

     There were no material commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2003.

     The net investment in loans on which the accrual of finance charges and interest was suspended at December 31, 2003 and 2002 was $14,625,000 and $15,401,000, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(6)  Income Taxes

     Income tax expense (benefit) varies from the amount computed by applying the federal income tax rate of 35% to income (loss) from operations before taxes. The significant components of this difference were as follows:

                                           2003          2002          2001
                                       ------------  ------------  ------------
in thousands
------------
Computed tax expense (benefit)         $     20,754  $     (5,852) $     31,253
Difference between computed and
 actual tax expense:
   Dividends received deduction              (5,032)       (8,539)       (7,606)
   Foundation gain                               --            --          (580)
   Tax credits                               (1,200)       (1,300)       (1,300)
   Expense adjustments and other                331        (4,785)       (2,902)
                                       ------------  ------------  ------------
      Total tax expense (benefit)      $     14,853  $    (20,476) $     18,865
                                       ============  ============  ============

     The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

                                                         2003          2002
                                                     ------------  ------------
in thousands
------------
Deferred tax assets:
   Policyholder liabilities                          $     18,565  $     21,290
   Pension and post retirement benefits                    35,330        31,270
   Tax deferred policy acquisition costs                  103,556        98,261
   Deferred gain on individual disability
    coinsurance                                            17,874        19,300
   Net realized capital losses                             56,592        45,365
   Ceding commissions                                       8,611         3,247
   Other                                                   11,232        11,303
                                                     ------------  ------------
      Gross deferred tax assets                           251,760       230,036
                                                     ------------  ------------
Deferred tax liabilities:
   Deferred policy acquisition costs                      173,739       154,122
   Premiums                                                19,246        15,790
   Real estate and property and equipment
    depreciation                                            9,056         7,688
   Basis difference on investments                         21,734        22,017
   Net unrealized capital gains                           154,633        89,504
   Other                                                   12,316         9,021
                                                     ------------  ------------
      Gross deferred tax liabilities                      390,724       298,142
                                                     ------------  ------------
         Net deferred tax liability                  $    138,964  $     68,106
                                                     ============  ============

     A valuation allowance for deferred tax assets was not considered necessary as of December 31, 2003 and 2002 because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

     Income taxes paid for the years ended December 31, 2003, 2002, and 2001, were $3,588,000, $20,066,000 and $34,493,000, respectively.

     The Company's tax returns for 2001 and 2002 will be under examination by the Internal Revenue Service (IRS) beginning 2004. The Company believes that any additional taxes refunded or assessed as a result of this examination will not have a material effect on its financial position.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(7) Liability for Unpaid Accident and Health Claims, Reserve for Losses, and Claim and Loss Adjustment Expenses

     Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

                                        2003           2002           2001
                                    ------------   ------------   ------------
in thousands
------------
Balance at January 1                $    536,604   $    518,209   $    480,650
   Less: reinsurance recoverable         449,212        433,323        404,357
                                    ------------   ------------   ------------
Net balance at January 1                  87,392         84,886         76,293
                                    ------------   ------------   ------------
Incurred related to:
   Current year                           60,927         65,692         65,370
   Prior years                              (526)         4,839         (2,577)
                                    ------------   ------------   ------------
Total incurred                            60,401         70,531         62,793
                                    ------------   ------------   ------------
Paid related to:
   Current year                           24,849         27,436         25,925
   Prior years                            40,209         40,589         28,275
                                    ------------   ------------   ------------
Total paid                                65,058         68,025         54,200
                                    ------------   ------------   ------------
Net balance at December 31                82,735         87,392         84,886
   Plus: reinsurance recoverable         471,425        449,212        433,323
                                    ------------   ------------   ------------
Balance at December 31              $    554,160   $    536,604   $    518,209
                                    ============   ============   ============

     The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.

     As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred decreased by $526,000 in 2003, increased by $4,839,000 in 2002, and decreased by $2,577,000 in 2001, which includes the amortization of discount on individual accident and health claim reserves of $153,000, $331,000, and $430,000 in 2003, 2002, and 2001, respectively.
     The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

(8)  Employee Benefit Plans

     Pension Plans and Post Retirement Plans Other than Pensions
     -----------------------------------------------------------

     The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly equity securities and fixed maturity securities, which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations.

     The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Pension Plans and Post Retirement Plans Other than Pensions (Continued)
     -----------------------------------------------------------------------

     The Company also has unfunded postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                          Pension Benefits             Other Benefits
                                                     --------------------------  --------------------------
                                                         2003          2002          2003          2002
                                                     ------------  ------------  ------------  ------------
in thousands
------------
Change in benefit obligation:
Benefit obligation at beginning of year              $    275,112  $    242,192  $     52,719  $     36,744
Liability transfer to parent                                   --            --            --          (886)
Service cost                                               12,871        11,937         2,589         1,871
Interest cost                                              18,718        17,690         3,516         2,780
Actuarial (gain) loss                                      30,707         9,239          (994)       13,391
Benefits paid                                              (6,532)       (5,946)       (1,076)       (1,181)
                                                     ------------  ------------  ------------  ------------
Benefit obligation at end of year                    $    330,876  $    275,112  $     56,754  $     52,719
                                                     ============  ============  ============  ============
Change in plan assets:
Fair value of plan assets at beginning of year       $    160,852  $    158,096  $         --  $         --
Actual return on plan assets                               24,046       (11,399)           --            --
Employer contribution                                      14,467        20,101         1,076         1,181
Benefits paid                                              (6,532)       (5,946)       (1,076)       (1,181)
                                                     ------------  ------------  ------------  ------------
Fair value of plan assets at end of year             $    192,833  $    160,852  $         --  $         --
                                                     ============  ============  ============  ============
Funded status                                        $   (138,043) $   (114,260) $    (56,755) $    (52,719)
Unrecognized net actuarial loss                           101,461        82,353         5,943         7,037
Unrecognized prior service cost (benefit)                   4,908         5,862          (526)       (1,051)
                                                     ------------  ------------  ------------  ------------
Net amount recognized                                $    (31,674) $    (26,045) $    (51,338) $    (46,733)
                                                     ============  ============  ============  ============
Amounts recognized in the consolidated balance
 sheets consist of:
Accrued benefit cost                                 $    (35,586) $    (31,319) $    (51,338) $    (46,733)
Intangible asset                                            3,892         5,274            --            --
Accumulated other comprehensive income                         20            --            --            --
                                                     ------------  ------------  ------------  ------------
Net amount recognized                                $    (31,674) $    (26,045) $    (51,338) $    (46,733)
                                                     ============  ============  ============  ============
Weighted average assumptions as of December 31
Discount rate                                                6.25%         7.00%         6.25%         7.00%
Expected return on plan assets                               7.79%         8.16%           --            --
Rate of compensation increase                                5.97%         5.97%           --            --

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Pension Plans and Post Retirement Plans Other than Pensions (Continued)
     -----------------------------------------------------------------------

     For measurement purposes, a 10.0% and 11.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2003 and 2002, respectively. The rate was assumed to decrease gradually to 5.5% for 2012 and remain at that level thereafter.

Components of net periodic
 benefit cost                                   Pension Benefits                     Other Benefits
                                       ---------------------------------   ---------------------------------
                                         2003        2002        2001        2003        2002        2001
                                       ---------   ---------   ---------   ---------   ---------   ---------
in thousands
------------
Service cost                           $  12,871   $  11,937   $   9,031   $   2,589   $   1,871   $   1,342
Interest cost                             18,718      17,690      16,222       3,516       2,780       2,357
Expected return on plan assets           (14,730)    (15,883)    (14,256)         --          --          --
Amortization of prior service
 cost (benefit)                              954         954         954        (526)       (526)       (513)
Recognized net actuarial loss (gain)       2,283         656         321         101         (88)       (597)
                                       ---------   ---------   ---------   ---------   ---------   ---------
Net periodic benefit cost              $  20,096   $  15,354   $  12,272   $   5,680   $   4,037   $   2,589
                                       =========   =========   =========   =========   =========   =========

     The Company recorded an additional minimum liability of $3,912,000 and $5,274,000 as of December 31, 2003, and 2002, respectively. This liability represents the amount by which the accumulated benefit obligation exceeded the sum of the fair market value of plan assets and accrued amounts previously recorded. The additional liability may be offset by an intangible asset to the extent of previously unrecognized prior service cost. The intangible asset of $3,892,000 and $5,274,000 at December 31, 2003, and 2002, respectively, is included in other assets in the consolidated balance sheets.

     The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for the pension plan with accumulated benefit obligations in excess of plan assets were $321,240,000, $217,525,000, and $185,266,000, respectively, as of December 31, 2003, and $267,263,000,
     $179,734,000 and $154,031,000, respectively, as of December 31, 2002.

     The assumptions presented herein are based on pertinent information available to management as of December 31, 2003 and 2002. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 2003 by $21,199,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2003 by $2,540,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the postretirement benefit obligation as of December 31, 2003 by $16,529,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2003 by $1,920,000.

     Profit Sharing Plans
     --------------------

     The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 2003, 2002, and 2001 of $6,924,000, $3,899,000 and $4,563,000, respectively. Participants may elect to receive a portion of their contributions in cash.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(9)  Reinsurance

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     The effect of reinsurance on premiums for the years ended December 31 was as follows:

                                         2003           2002           2001
                                     ------------   ------------   ------------
in thousands
------------
Direct premiums                      $    887,189   $    807,116   $    761,877
Reinsurance assumed                       225,288        181,473        140,303
Reinsurance ceded                        (107,200)       (88,515)      (108,823)
                                     ------------   ------------   ------------
   Net premiums                      $  1,005,277   $    900,074   $    793,357
                                     ============   ============   ============

     Reinsurance recoveries on ceded reinsurance contracts were $103,839,000, $103,979,000 and $95,136,000 during 2003, 2002, and 2001, respectively.

     During September 2003, the Company entered into a written agreement with Pan-American Life Insurance Company whereby 401(k) accounts representing 865 contracts with associated fixed and variable assets of approximately $488,174,000 were transferred to separate accounts and approximately $85,366,000 were transferred to the general account, effective November 17, 2003. The amounts pertaining to reinsurance assumed and coinsurance agreements are $55,236,000 and $518,305,000, respectively.

     On January 12, 2001, the Company entered into a written agreement with First Allmerica Financial Life Insurance Company whereby 401(k) accounts representing approximately 370 contracts with associated fixed and variable assets of approximately $364,600,000 were transferred to separate accounts and approximately $31,600,000 were transferred to the general account, effective July 2, 2001.

(10) Fair Value of Financial Instruments

     The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 2003 and 2002. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Please refer to note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages, private equity investments and derivatives. The carrying amounts for policy loans, cash, cash equivalents, and finance receivables approximate the assets' fair values.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The interest rates on the finance receivables outstanding as of December 31, 2003 and 2002, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 2003 and 2002, approximate the fair value for those respective dates.

     The fair values of deferred annuities, annuity certain contracts and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 2003 and 2002 as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

     The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued. Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

     The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:


                                                2003                           2002
                                    ----------------------------   ----------------------------
                                       Carrying        Fair           Carrying        Fair
                                        Amount         Value           Amount         Value
                                    -------------  -------------   -------------  -------------
in thousands
------------
Fixed maturity securities
 Available-for-sale                 $   4,941,278  $   4,941,278   $   4,784,210  $   4,784,210
Equity securities                         676,398        676,398         461,426        461,426
Fixed maturity securities on loan       1,361,128      1,361,128       1,208,935      1,208,935
Equity securities on loan                  68,771         68,771          71,338         71,338
Commercial mortgage loans                 773,479        868,556         767,944        852,251
Policy loans                              263,508        263,508         259,531        259,531
Cash and cash equivalents               1,688,883      1,688,883       1,485,148      1,485,148
Finance receivables, net                  127,716        127,716         121,306        121,306
Private equity investments                222,200        222,200         226,098        226,098
Separate account assets                 8,854,022      8,854,022       6,684,280      6,684,280
Other assets                              114,809        114,809          14,093         14,093
                                    -------------  -------------   -------------  -------------
   Total financial assets           $  19,092,192  $  19,187,269   $  16,084,309  $  16,168,616
                                    =============  =============   =============  =============

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                                2003                           2002
                                    ----------------------------   ----------------------------
                                       Carrying        Fair           Carrying        Fair
                                        Amount         Value           Amount         Value
                                    -------------  -------------   -------------  -------------
in thousands
------------
Deferred annuities                  $   1,831,790  $   1,835,924   $   1,712,482  $   1,711,913
Annuity certain contracts                  62,144         65,858          62,231         64,146
Other fund deposits                     1,121,288      1,130,236       1,006,327      1,011,822
Supplementary contracts without
 life contingencies                        42,068         42,068          50,955         51,137
Notes payable                             125,000        126,935         137,000        139,476
Separate account liabilities            8,809,077      8,809,077       6,646,646      6,646,646
Securities lending collateral           1,466,354      1,466,354       1,307,146      1,307,146
                                    -------------  -------------   -------------  -------------
   Total financial liabilities      $  13,457,721  $  13,476,452   $  10,922,787  $  10,932,286
                                    =============  =============   =============  =============

(11) Related Party Transactions

     The Company has investment advisory agreements with an affiliate, Advantus Capital Management, Inc. (Advantus). Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $11,379,000 and $10,866,000 during 2003 and 2002, respectively. As of December 31, 2003 and 2002, the amount due to Advantus under these agreements was $3,527,000 and $3,238,000, respectively.

     The Company also has an agreement with Securian Financial Services, Inc.
     (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid for performing compliance functions for these variable products by the Company totaled $3,448,000 and $3,539,000 for the years ended December 31, 2003 and 2002, respectively.

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, in which the Company incurs on behalf of its affiliates. At December 31, 2003 and 2002, the amount payable to the Company was $9,219,000 and $12,363,000, respectively. The amount of expenses incurred as of December 31, 2003, 2002, and 2001 were $45,448,000, $49,205,000 and $14,529,000 respectively.

     During 2002, the Company sold a group variable universal life policy to Securian Financial Group, Inc. The Company received premiums of $2,000,000 in 2003 and 2002. No claims were paid during 2003 and 2002. As of December 31, 2003 and 2002, reserves held under this policy were $6,841,000 and $3,734,000, respectively.

(12) Notes Payable

     In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). The approved accrued interest was $3,008,000 as of December 31, 2003 and 2002. The issuance costs of $1,421,000 are deferred and amortized over 30 years on straight-line basis.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Notes payable as of December 31 were as follows:

                                                        2003           2002
                                                    ------------   ------------
in thousands
------------
Corporate-surplus notes, 8.25%, 2025                $    125,000   $    125,000
Consumer finance subsidiary-senior, 6.90%-7.06%,
 through 2003                                                 --         12,000
                                                    ------------   ------------
   Total notes payable                              $    125,000   $    137,000
                                                    ============   ============

     At December 31, 2003, the aggregate minimum annual notes payable maturities for the next five years are as follows: 2004, $0; 2005, $0; 2006, $0; 2007, $0; 2008, $0; thereafter $125,000,000.

     The Company maintains a line of credit, which is drawn down periodically throughout the year. As of December 31, 2003 and 2002, the outstanding balance of this line of credit was zero.

     Interest paid on debt for the years ended December 31, 2003, 2002 and 2001, was $11,180,000, $12,579,000 and $15,252,000, respectively.

(13) Other Comprehensive Income

     Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, unrealized appreciation (depreciation) on securities and deferred policy acquisition cost adjustments.

     The components of comprehensive income (loss), other than net income are illustrated below:

                                                         2003          2002          2001
                                                     ------------  ------------  ------------
in thousands
------------
Other comprehensive income (loss), before tax:
   Unrealized gains (loss)  on securities            $    154,508  $    (74,150) $   (202,783)
      Reclassification adjustment for losses
       included in net income                              48,151       138,595        18,821
   Adjustment to unearned policy and contract fees         (2,142)       13,074         6,433
   Adjustment to reserves                                   7,069       (54,290)           --
   Adjustment to deferred policy acquisition costs         23,362       (93,375)      (41,993)
                                                     ------------  ------------  ------------
                                                          230,948       (70,146)     (219,522)
   Income tax expense related to items of other
    comprehensive income                                  (75,672)       25,248        75,386
                                                     ------------  ------------  ------------
   Other comprehensive income (loss), net of tax     $    155,276  $    (44,898) $   (144,136)
                                                     ============  ============  ============

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

(14) Stock Dividends

     During 2003, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $22,000,000. These dividends were in the form of cash. Additionally, the Company declared and paid a dividend representing the affiliated stock of Securian Life Insurance Company in the amount of $14,033,000. During 2002, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $29,500,000. These dividends were in the form of cash. Additionally, the Company declared and accrued a dividend representing the affiliated stock of Securian Casualty Company. The amount of the transfer, on January 2, 2003, of Securian Casualty Company was $8,398,000. During 2001, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $12,372,000. These dividends were in the form of securities and the transfer of ownership of a corporate-owned life insurance policy. Additionally, the Company declared and accrued a dividend representing the affiliated stock of Advantus Capital Management, Inc. The amount of the transfer, on January 2, 2002, of Advantus Capital Management, Inc. was $48,748,000.

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2003 statutory results, the maximum amount available for the payment of dividends during 2004 by Minnesota Life Insurance Company without prior regulatory approval is $116,875,000 after January 1, 2004.

(15) Legal Proceedings

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on operations or the financial position of the Company. Total expenses related to litigation or legal proceedings were $1,361,000, $1,249,000 and $39,654,000 in 2003, 2002 and 2001, respectively.

(16) Commitments and Contingencies

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. Most of these TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as other invested assets. As of December 31, 2003 and 2002, these securities were reported at $110,894,000 and $6,523,000, respectively.

     The Company has issued certain participating group annuity and group life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of $29,165,000 and $50,325,000 as of December 31, 2003 and 2002, respectively. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.

     The Company has long-term commitments to fund private equity investments and real estate investments totaling $151,117,000 as of December 31, 2003. The Company estimates that $50,000,000 of these commitments will be invested in 2004, with the remaining $101,117,000 invested over the next four years.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

(16) Commitments and Contingencies (Continued)

     As of December 31, 2003, the Company had committed to purchase mortgage loans totaling $20,600,000 but had not completed the purchase transactions.

     The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows:
     2004, $11,267,000; 2005, $11,267,000; 2006, $11,267,000; 2007, $11,267,000;
     2008, $11,267,000. The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2004, $757,000; 2005, $770,000; 2006, $643,000; 2007, $666,000; 2008, $636,000.
     Lease expense net of sub-lease income for the years ended December 31, 2003, 2002 and 2001 was $8,705,000, $8,740,000 and $9,662,000,
     respectively.

     At December 31, 2003, the Company had guaranteed the payment of $79,600,000 in policyholder dividends and discretionary amounts payable in 2004. The Company has pledged fixed equity securities, valued at $82,886,000 to secure this guarantee.

     The Company in conjunction with Securian Holding Company, the parent company of Securian Financial Group, has guaranteed the payment of benefits under certain of its affiliates' non-qualified pension plans in the event that the affiliate is unable to make such payment. This guarantee is unfunded, unsecured and revocable by the parties to the agreement and under certain other conditions. The Company has recorded no impact to the financial condition of the Company relating to these guarantees.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2003 and 2002 the amount was immaterial to the financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $1,913,000 and $2,377,000 for the periods ending December 31, 2003 and 2002, respectively. These assets are being amortized over a five-year period.

     The Company has provided guarantees to certain states to provide additional capital contributions to affiliated insurance companies to maintain capital and surplus amounts at the greater of financial admission requirements and risk-based capital requirements.

(17) Statutory Financial Data

     The Company also prepares financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners (NAIC) and states in which the Company is licensed to do business. Statutory accounting practices focus primarily on solvency and surplus adequacy.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below:

                                                         Year ended December
                                                     --------------------------
                                                         2003          2002
                                                     ------------  ------------
in thousands
------------
Statutory capital and surplus                        $  1,168,753  $    961,239
Adjustments:
   Deferred policy acquisition costs                      636,179       570,264
   Net unrealized investment gains                        351,806       368,495
   Adjustment to reserves                                 (47,221)      (54,290)
   Statutory asset valuation reserve                      205,298       251,505
   Statutory interest maintenance reserve                  14,181        12,731
   Premiums and fees deferred or receivable               (35,687)      (48,756)
   Change in reserve basis                                124,117       121,770
   Deferred reinsurance gain                              (51,070)      (55,143)
   Separate accounts                                      (30,847)      (28,214)
   Unearned policy and contract fees                     (138,449)     (128,690)
   Surplus notes                                         (125,000)     (125,000)
   Net deferred income taxes                             (338,228)     (324,356)
   Pension benefit liabilities                            (30,907)      (18,533)
   Non-admitted assets                                    250,105       280,851
   Policyholder dividends                                  62,497        64,659
   Other                                                    1,425         4,732
                                                     ------------  ------------
Stockholder's equity as reported in the
 accompanying consolidated financial statements      $  2,016,952  $  1,853,264
                                                     ============  ============

     The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below:

                                                   As of December 31
                                       ----------------------------------------
                                           2003          2002          2001
                                       ------------  ------------  ------------
in thousands
------------
Statutory net income (loss)            $     11,638  $     (9,814) $     47,505
Adjustments:
   Deferred policy acquisition costs         42,482       (19,156)       13,716
   Statutory interest maintenance
    reserve                                   1,450         5,470        (1,138)
   Premiums and fees deferred or
    receivable                               13,817         1,611       (10,213)
   Change in reserve basis                     (746)       (2,797)       (2,180)
   Separate accounts                         (2,162)       10,913         9,971
   Deferred reinsurance gain                 (3,409)      (12,847)       (2,394)
   Unearned policy and contract fees         (7,617)        1,600        (1,845)
   Realized gains (losses)                   (5,642)      (10,012)        1,586
   Net deferred income taxes                  4,268        23,524         3,928
   Policyholder dividends                    (2,162)       (1,168)         (714)
   Pension benefits                            (682)        7,472        16,605
   Other                                     (6,790)        8,960        (4,399)
                                       ------------  ------------  ------------
Net income as reported in the
 accompanying consolidated financial
 statements                            $     44,445  $      3,756  $     70,428
                                       ============  ============  ============

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
 Schedule I - Summary of Investments - Other than Investments in Related Parties
                                December 31, 2003
                                 (In thousands)

                                                                                   As shown
                                                                                    on the
                                                                                 consolidated
                                                                      Market        balance
Type of investment                                     Cost (3)       Value        sheet (1)
                                                     ------------  ------------  ------------
Fixed maturity securities
   United States government and government
    agencies and authorities                         $     59,674  $     59,620  $     59,620
   Foreign governments                                      1,467         1,594         1,594
   Public utilities                                       322,562       349,134       349,134
   Asset-backed securities                                661,465       672,763       672,763
   Mortgage-backed securities                           1,287,137     1,352,728     1,352,728
   All other corporate fixed maturity securities        2,315,127     2,505,439     2,505,439
                                                     ------------  ------------  ------------
      Total fixed maturity securities                   4,647,432     4,941,278     4,941,278
                                                     ------------  ------------  ------------
Equity securities:
   Common stocks:
      Public utilities                                      3,059         3,398         3,398
      Banks, trusts and insurance companies               114,265       135,660       135,660
      Industrial, miscellaneous and all other             454,543       528,674       528,674
   Nonredeemable preferred stocks                           8,628         8,666         8,666
                                                     ------------  ------------  ------------
      Total equity securities                             580,495       676,398       676,398
                                                     ------------  ------------  ------------
Mortgage loans on real estate                             773,479        xxxxxx       773,479
Real estate (2)                                             1,830        xxxxxx         1,830
Policy loans                                              263,508        xxxxxx       263,508
Other investments                                         297,436        xxxxxx       297,436
Private equity investments                                236,197        xxxxxx       222,200
Fixed maturity securities on loan                       1,304,233        xxxxxx     1,361,128
Equity securities on loan                                  52,100        xxxxxx        68,771
                                                     ------------  ------------  ------------
      Total                                             2,928,783            --     2,988,352
                                                     ------------  ------------  ------------
Total investments                                    $  8,156,710  $  5,617,676  $  8,606,028
                                                     ============  ============  ============

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.
(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-.
(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for fixed maturity securities and other investments

See independent auditors' report.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               Schedule III - Supplementary Insurance Information
                                 (In thousands)

                                                          As of December 31,
                                      ----------------------------------------------------------
                                                    Future policy
                                        Deferred       benefits                     Other policy
                                         policy     losses, claims                   claims and
                                      acquisition   and settlement     Unearned       benefits
              Segment                    costs       expenses (1)    premiums (2)      payable
-----------------------------------   -----------   --------------   ------------   ------------
2003:
   Life insurance                     $   464,087   $    2,690,654   $    168,868   $    140,799
   Accident and health insurance           70,299          663,495         30,871         19,775
   Annuity                                102,089        3,386,782             28            113
                                      -----------   --------------   ------------   ------------
                                      $   636,475   $    6,740,931   $    199,767   $    160,687
                                      ===========   ==============   ============   ============
2002:
   Life insurance                     $   421,265   $    2,605,553   $    156,832   $    111,576
   Accident and health insurance           78,588          638,288         34,418         19,349
   Annuity                                 70,885        3,155,822             27            196
   Property and liability insurance            --               25             --             --
                                      -----------   --------------   ------------   ------------
                                      $   570,738   $    6,399,688   $    191,277   $    131,121
                                      ===========   ==============   ============   ============
2001:
   Life insurance                     $   498,233   $    2,563,749   $    171,174   $    113,351
   Accident and health insurance           87,059          615,020         38,052         19,103
   Annuity                                 98,047        2,942,241             29          1,466
   Property and liability insurance            --               38             --             --
                                      -----------   --------------   ------------   ------------
                                      $   683,339   $    6,121,048   $    209,255   $    133,920
                                      ===========   ==============   ============   ============


                                                                For the years ended December 31,
                                      -------------------------------------------------------------------------------------
                                                                                   Amortization
                                                                     Benefits,     of deferred
                                                        Net       claims, losses      policy         Other
                                        Premium      investment   and settlement    acquisition    operating     Premiums
              Segment                 revenue (3)     income       expenses (5)        costs        expenses    written (4)
-----------------------------------   -----------   -----------   --------------   ------------   -----------   -----------
2003:
   Life insurance                     $ 1,122,503   $   240,777   $    1,024,443   $    127,528   $   358,477   $        --
   Accident and health insurance          131,057        10,711           57,919         19,214        81,840            --
   Annuity                                103,386       214,370          198,077         19,396       108,962            --
                                      -----------   -----------   --------------   ------------   -----------   -----------
                                      $ 1,356,946   $   465,858   $    1,280,439   $    166,138   $   549,279   $        --
                                      ===========   ===========   ==============   ============   ===========   ===========
2002:
   Life insurance                     $ 1,009,836   $   260,686   $      883,852   $    147,235   $   347,838   $        --
   Accident and health insurance          131,835        12,494           60,459         20,511        98,679            --
   Annuity                                106,807       225,704          213,817         20,916        88,540            --
   Property and liability insurance            --           219              (18)            --            40            --
                                      -----------   -----------   --------------   ------------   -----------   -----------
                                      $ 1,248,478   $   499,103   $    1,158,110   $    188,662   $   535,097   $        --
                                      ===========   ===========   ==============   ============   ===========   ===========
2001:
   Life insurance                     $   918,901   $   288,841   $      817,054   $    136,512   $   463,715   $        --
   Accident and health insurance          136,637        12,823           53,611         13,170       106,770            --
   Annuity                                 92,192       225,200          193,772         21,898        90,793            --
   Property and liability insurance            --           471              (19)            --           204            --
                                      -----------   -----------   --------------   ------------   -----------   -----------
                                      $ 1,147,730   $   527,335   $    1,064,418   $    171,580   $   661,482   $        --
                                      ===========   ===========   ==============   ============   ===========   ===========

(1)  Includes policy and contract account balances
(2)  Includes unearned policy and contract fees
(3)  Includes policy and contract fees
(4)  Applies only to property and liability insurance
(5)  Includes policyholder dividends

See independent auditors' report.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            Schedule IV - Reinsurance
                  Years ended December 31, 2003, 2002 and 2001
                                 (In thousands)

                                                                                                        Percentage
                                                           Ceded to     Assumed from                    of amount
                                                            other          other                         assumed
                                         Gross amount     companies      companies      Net amount        to net
                                         -------------   ------------   ------------   -------------   ------------
2003: Life insurance in force            $ 302,107,783   $ 38,521,130   $ 90,958,405   $ 354,545,058           25.7%
                                         =============   ============   ============   =============
   Premiums:
      Life insurance                     $     657,074   $     34,690   $    221,237   $     843,621           26.2%
      Accident and health insurance            199,512         69,164            705         131,053            0.5%
      Annuity                                   30,603             --             --          30,603             --
                                         -------------   ------------   ------------   -------------
         Total premiums                  $     887,189   $    103,854   $    221,942   $   1,005,277           22.1%
                                         =============   ============   ============   =============
2002: Life insurance in force            $ 266,335,791   $ 35,836,486   $ 76,101,905   $ 306,601,210           24.8%
                                         =============   ============   ============   =============
   Premiums:
      Life insurance                     $     566,342   $     25,262   $    180,539   $     721,619           25.0%
      Accident and health insurance            200,610         74,838            934         126,706            0.7%
      Annuity                                   40,164             --             --          40,164             --
                                         -------------   ------------   ------------   -------------
         Total premiums                  $     807,116   $    100,100   $    181,473   $     888,489           20.4%
                                         =============   ============   ============   =============
2001: Life insurance in force            $ 233,303,591   $ 28,244,100   $ 63,354,138   $ 268,413,629           23.6%
                                         =============   ============   ============   =============
   Premiums:
      Life insurance                     $     530,352   $     30,128   $    138,774   $     638,998           21.7%
      Accident and health insurance            208,520         78,212          1,047         131,355            0.8%
      Annuity                                   23,004             --             --          23,004             --
      Property and liability insurance               1            483            482              --             --
                                         -------------   ------------   ------------   -------------
         Total premiums                  $     761,877   $    108,823   $    140,303   $     793,357           17.7%
                                         =============   ============   ============   =============

See independent auditors' report.